UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (99.11%)
Consumer Discretionary (15.29%)
Advance Auto Parts Inc.	22,500	$883,800
Amazon.com Inc. (a)	23,000	2,147,280
Apollo Group Inc. Class A (a)	10,300	758,801
AutoZone Inc. (a)	6,100	891,942
Comcast Corp. Class A	189,900	3,207,411
DIRECTV Group Inc., The (a)	84,900	2,341,542
Discovery Communications Inc. Class A (a)	50,400	1,456,056
Dollar Tree Inc. (a)	22,500	1,095,300
Expedia Inc. (a)	65,700	1,573,515
Family Dollar Stores Inc.	33,200	876,480
GAP Inc., The	100,300	2,146,420
ITT Educational Services Inc. (a)	9,800	1,082,018
McDonald’s Corp.	29,800	1,700,686
NIKE Inc. Class B	58,000	3,752,600
O’Reilly Automotive Inc. (a)	24,700	892,658
Priceline.com Inc. (a)	11,900	1,973,258
Ross Stores Inc.	32,600	1,557,302
TJX Companies Inc.	50,500	1,876,075
Walt Disney Co., The	47,800	1,312,588
Yum! Brands Inc.	40,700	1,374,032

		32,899,764

Consumer Staples (5.89%)
Coca-Cola Co., The	18,700	1,004,190
Coca-Cola Enterprises Inc.	50,100	1,072,641
CVS Caremark Corp.	105,300	3,763,422
Kraft Foods Inc. Class A	35,300	927,331
PepsiCo Inc.	15,600	915,096
Philip Morris International Inc.	57,200	2,787,928
Sysco Corp.	53,600	1,331,960
Wal-Mart Stores Inc.	17,700	868,893

		12,671,461

Energy (11.72%)
Anadarko Petroleum Corp.	42,900	2,691,117
Apache Corp.	30,000	2,754,900
Cameron International Corp. (a)	30,900	1,168,638
Chevron Corp.	46,000	3,239,780
ConocoPhillips	29,600	1,336,736
Devon Energy Corp.	17,000	1,144,610
Diamond Offshore Drilling Inc.	18,900	1,805,328
Exxon Mobil Corp.	60,700	4,164,627
National-Oilwell Varco Inc. (a)	17,800	767,714
Occidental Petroleum Corp.	35,600	2,791,040
Southwestern Energy Co. (a)	40,700	1,737,076
Transocean Ltd. (a)	19,000	1,625,070

		25,226,636

Financials (11.22%)
ACE Ltd. (a)	53,600	2,865,456
Ameriprise Financial Inc.	10,400	377,832
Aon Corp.	25,200	1,025,388
Bank of America Corp.	80,400	1,360,368
BB&T Corp.	26,000	708,240
BlackRock Inc.	6,700	1,452,694

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Charles Schwab Corp.	46,200	$884,730
Franklin Resources Inc.	10,800	1,086,480
Hudson City Bancorp Inc.	131,500	1,729,225
JPMorgan Chase & Co.	76,600	3,356,612
MetLife Inc.	34,900	1,328,643
New York Community Bancorp Inc.	73,700	841,654
State Street Corp.	15,800	831,080
Travelers Companies Inc.	53,700	2,643,651
Wells Fargo & Co.	129,300	3,643,674

		24,135,727

Health Care (15.94%)
Allergan Inc.	20,100	1,140,876
Amgen Inc. (a)	30,000	1,806,900
Baxter International Inc.	15,300	872,253
Becton Dickinson & Co.	19,100	1,332,225
Biogen Idec Inc. (a)	26,300	1,328,676
Bristol-Myers Squibb Co.	150,300	3,384,756
Cerner Corp. (a)	21,300	1,593,240
Covidien Plc	32,700	1,414,602
CR Bard Inc.	11,700	919,737
Express Scripts Inc. (a)	27,600	2,141,208
Gilead Sciences Inc. (a)	34,200	1,593,036
Intuitive Surgical Inc. (a)	6,600	1,730,850
Johnson & Johnson	77,000	4,688,530
Life Technologies Corp. (a)	22,800	1,061,340
Medtronic Inc.	20,600	758,080
Merck & Co. Inc.	42,500	1,344,275
Mylan Inc. (a)	62,400	999,024
Myriad Genetics Inc. (a)	27,500	753,500
Myriad Pharmaceuticals Inc. (a)	6,875	40,287
Pfizer Inc.	147,100	2,434,505
St. Jude Medical Inc. (a)	26,400	1,029,864
Stryker Corp.	22,500	1,022,175
Varian Medical Systems Inc. (a)	21,500	905,795

		34,295,734

Industrials (10.39%)
3M Co.	11,700	863,460
Burlington Northern Santa Fe Corp.	10,500	838,215
CH Robinson Worldwide Inc.	16,700	964,425
CSX Corp.	18,000	753,480
Cummins Inc.	29,600	1,326,376
Deere & Co.	63,500	2,725,420
FedEx Corp.	18,200	1,369,004
First Solar Inc. (a)	12,700	1,941,322
General Electric Co.	80,600	1,323,452
Honeywell International Inc.	36,900	1,370,835
ITT Corp.	21,200	1,105,580
Raytheon Co.	23,400	1,122,498
Union Pacific Corp.	59,300	3,460,155
United Technologies Corp.	35,400	2,156,922
WW Grainger Inc.	11,700	1,045,512

		22,366,656

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (21.16%)
Amphenol Corp. Class A	24,400	$919,392
Apple Inc. (a)	13,400	2,483,958
CA Inc.	111,200	2,445,288
Cisco Systems Inc. (a)	167,900	3,952,366
Cognizant Technology Solutions Corp. Class A (a)	33,100	1,279,646
Corning Inc.	180,800	2,768,048
eBay Inc. (a)	110,400	2,606,544
EMC Corp. (a)	173,500	2,956,440
Equinix Inc. (a)	12,400	1,140,800
Google Inc. Class A (a)	4,500	2,231,325
Hewlett-Packard Co.	27,200	1,284,112
Intel Corp.	129,800	2,540,186
International Business Machines Corp.	34,400	4,114,584
Intuit Inc. (a)	51,700	1,473,450
Juniper Networks Inc. (a)	48,700	1,315,874
MasterCard Inc. Class A	19,200	3,881,280
Microsoft Corp.	98,700	2,555,343
Oracle Corp.	142,300	2,965,532
Visa Inc. Class A Shares	15,000	1,036,650
Western Digital Corp. (a)	43,700	1,596,361

		45,547,179

Materials (3.22%)
E.I. du Pont de Nemours & Co.	67,900	2,182,306
Ecolab Inc.	23,400	1,081,782
Nucor Corp.	29,100	1,367,991
Potash Corporation of Saskatchewan Inc.	10,100	912,434
Praxair Inc.	16,900	1,380,561

		6,925,074

Telecommunication Services (1.74%)
AT&T Inc.	138,700	3,746,287

		3,746,287

Utilities (2.54%)
Exelon Corp.	27,400	1,359,588
FPL Group Inc.	49,600	2,739,408
PG&E Corp.	33,800	1,368,562

		5,467,558

Total Common Stocks
(cost $200,100,326)		213,282,076

	Shares	Value
Short-term Investments (1.16%)
JPMorgan U.S. Government Money Market Fund	2,496,827	$2,496,827

Total Short-term Investments
(cost $2,496,827)		2,496,827

TOTAL INVESTMENTS (100.27%)
(cost $202,597,153)		215,778,903
LIABILITIES, NET OF OTHER ASSETS (-0.27%)		(583,069)

NET ASSETS (100.00%)		$215,195,834

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (99.54%)
Consumer Discretionary (17.49%)
99 Cents Only Stores (a)	3,800	$51,110
American Eagle Outfitters Inc.	14,160	238,738
Bally Technologies Inc. (a)	10,960	420,535
Belo Corp. Class A	190,500	1,030,605
Best Buy Company Inc.	10,850	407,092
Big Lots Inc. (a)	25,970	649,769
Bob Evans Farms Inc.	28,800	836,928
BorgWarner Inc.	9,880	298,969
Carnival Corp.	11,120	370,074
Carrols Restaurant Group Inc. (a)	81,200	613,872
Coach Inc.	17,930	590,256
Coldwater Creek Inc. (a)	1,600	13,120
Discovery Communications Inc. Class A (a)	18,510	534,754
DreamWorks Animation SKG Inc. Class A (a)	13,000	462,410
Fossil Inc. (a)	11,470	326,321
Fred’s Inc. Class A	36,800	468,464
Gannett Co. Inc.	60,070	751,476
GAP Inc., The	18,840	403,176
Guess? Inc.	12,900	477,816
Hawk Corp. Class A (a)	16,176	221,935
Jarden Corp.	22,620	634,943
Kirkland’s Inc. (a)	95,400	1,359,450
La-Z-Boy Inc.	65,400	565,710
Leggett & Platt Inc.	16,800	325,920
LKQ Corp. (a)	15,182	281,474
Macy’s Inc.	32,550	595,340
Mediacom Communications Corp. Class A (a)	96,400	555,264
Newell Rubbermaid Inc.	40,260	631,679
Nordstrom Inc.	20,340	621,184
O’Reilly Automotive Inc. (a)	8,000	289,120
Pep Boys-Manny, Moe & Jack, The	129,400	1,264,238
Polaris Industries Inc.	11,700	477,126
Priceline.com Inc. (a)	2,920	484,194
Starbucks Corp. (a)	12,620	260,603
Stein Mart Inc. (a)	97,700	1,241,767
Tractor Supply Co. (a)	9,780	473,548
UniFirst Corp.	28,400	1,262,380
Urban Outfitters Inc. (a)	18,725	564,933
Warnaco Group Inc. (a)	7,730	339,038
West Marine Inc. (a)	68,124	535,455

		21,930,786

Consumer Staples (3.16%)
Avon Products Inc.	13,400	455,064
Casey’s General Stores Inc.	16,800	527,184
Central Garden & Pet Co. (a)	99,231	1,165,964
Church & Dwight Co. Inc.	10,265	582,436
J.M. Smucker Co.	12,420	658,384
Seneca Foods Corp. Class A (a)	21,000	575,400

		3,964,432

Energy (10.79%)
Atwood Oceanics Inc. (a)	8,200	289,214

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Cameron International Corp. (a)	13,140	$496,955
Concho Resources Inc. (a)	40,125	1,457,340
Dresser-Rand Group Inc. (a)	29,350	911,904
EXCO Resources Inc. (a)	20,740	387,631
Forest Oil Corp. (a)	32,620	638,373
General Maritime Corp.	26,000	201,240
Geokinetics Inc. (a)	6,417	136,040
GulfMark Offshore Inc. (a)	21,500	703,910
Gulfport Energy Corp. (a)	80,400	702,696
Hornbeck Offshore Services Inc. (a)	18,500	509,860
Mariner Energy Inc. (a)	17,940	254,389
Mitcham Industries Inc. (a)	123,800	767,560
Natural Gas Services Group (a)	48,100	847,522
Newfield Exploration Co. (a)	5,190	220,886
Oceaneering International Inc. (a)	4,520	256,510
Rosetta Resources Inc. (a)	39,200	575,848
Southwestern Energy Co. (a)	13,470	574,900
Tidewater Inc.	14,300	673,387
Transocean Ltd. (a)	17,020	1,455,721
Vanguard Natural Resources LLC	49,700	817,068
World Fuel Services Corp.	13,400	644,138

		13,523,092

Financials (18.68%)
ACE Ltd. (a)	11,485	613,988
Affiliated Managers Group Inc. (a)	17,430	1,133,124
American Capital Ltd.	6,540	21,124
American Financial Group Inc.	16,900	430,950
American Physicians Capital Inc.	27,466	791,295
AmeriCredit Corp. (a)	49,400	780,026
Amerisafe Inc. (a)	82,300	1,419,675
AmTrust Financial Services Inc.	46,100	526,001
BioMed Realty Trust Inc.	44,000	607,200
Charles Schwab Corp.	16,440	314,826
Digital Realty Trust Inc.	43,475	1,987,242
Evercore Partners Inc. Class A	25,800	753,876
First Niagara Financial Group Inc.	19,920	245,614
First Potomac Realty Trust	1,474	17,039
Franklin Resources Inc.	6,970	701,182
Great Southern Bancorp Inc.	4,222	100,104
Horace Mann Educators Corp.	53,200	743,204
Infinity Property & Casualty Corp.	13,600	577,728
Invesco Ltd.	22,090	502,768
Kilroy Realty Corp.	12,800	355,072
Knight Capital Group Inc. Class A (a)	48,500	1,054,875
Mack-Cali Realty Corp.	10,900	352,397
Marsh & McLennan Companies Inc.	10,630	262,880
Meadowbrook Insurance Group Inc.	74,700	552,780
Medallion Financial Corp.	4,997	41,775
MSCI Inc. Class A (a)	14,250	422,085
National Interstate Corp.	6,800	119,000
Nelnet Inc. Class A (a)	45,400	564,776
Northern Trust Corp.	2,180	126,789
One Liberty Properties Inc.	81,424	732,816
Prospect Capital Corp.	43,200	462,672
Radian Group Inc.	52,600	556,508

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Raymond James Financial Inc.	16,520	$384,586
SEI Investments Co.	17,280	340,070
Signature Bank (a)	18,580	538,820
State Street Corp.	13,750	723,250
TD Ameritrade Holding Corp. (a)	28,500	559,170
Tower Group Inc.	24,000	585,360
Triangle Capital Corp.	2,900	35,786
Unitrin Inc.	29,600	576,904
Weingarten Realty Investors	36,258	722,259
Wilmington Trust Corp.	34,600	491,320
World Acceptance Corp. (a)	23,400	589,914

		23,418,830

Health Care (10.86%)
Alexion Pharmaceuticals Inc. (a)	5,815	259,000
Allergan Inc.	7,430	421,727
Allion Healthcare Inc. (a)	10,900	63,765
Allscripts-Misys Healthcare Solutions Inc.	21,610	438,035
BioScrip Inc. (a)	83,300	563,108
Celgene Corp. (a)	7,550	422,045
Cephalon Inc. (a)	8,620	502,029
Community Health Systems Inc. (a)	7,300	233,089
Covance Inc. (a)	6,630	359,014
Cyberonics Inc. (a)	40,600	647,164
Emergency Medical Services Corp. Class A (a)	15,700	730,050
ev3 Inc. (a)	94,700	1,165,757
Express Scripts Inc. (a)	6,995	542,672
Gentiva Health Services Inc. (a)	17,900	447,679
Healthspring Inc. (a)	44,791	548,690
Hologic Inc. (a)	16,508	269,741
Immucor Inc. (a)	21,485	380,284
Inverness Medical Innovations Inc. (a)	12,490	483,738
Life Technologies Corp. (a)	18,230	848,606
Mettler-Toledo International Inc. (a)	3,410	308,912
Mylan Inc. (a)	28,840	461,728
Par Pharmaceutical Companies Inc. (a)	34,500	742,095
Providence Service Corp. (a)	51,300	598,158
Psychiatric Solutions Inc. (a)	9,890	264,656
QIAGEN NV (a)	28,130	598,606
RehabCare Group Inc. (a)	23,200	503,208
ResMed Inc. (a)	4,830	218,316
St. Jude Medical Inc. (a)	7,350	286,724
United Therapeutics Corp. (a)	6,200	303,738

		13,612,334

Industrials (11.28%)
AMETEK Inc.	20,670	721,590
Chart Industries Inc. (a)	68,800	1,485,392
Con-way Inc.	15,280	585,530
Copart Inc. (a)	13,260	440,365
CSX Corp.	14,560	609,482
Cummins Inc.	15,130	677,975
Expeditors International of Washington Inc.	10,725	376,984

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Flowserve Corp.	7,370	$726,240
FTI Consulting Inc. (a)	20,465	872,014
General Cable Corp. (a)	7,740	303,021
Hawaiian Holdings Inc. (a)	67,200	555,072
International Shipholding Corp.	19,544	602,151
Iron Mountain Inc. (a)	25,295	674,365
Kirby Corp. (a)	3,140	115,615
M & F Worldwide Corp. (a)	33,700	682,088
Oshkosh Corp.	10,390	321,363
Pike Electric Corp. (a)	53,729	643,673
Polypore International Inc. (a)	2,500	32,275
Precision Castparts Corp.	4,825	491,523
Republic Airways Holdings Inc. (a)	55,800	520,614
RR Donnelley & Sons Co.	39,200	833,392
Tutor Perini Corp. (a)	24,300	517,590
Valmont Industries Inc.	8,870	755,547
VSE Corp.	15,300	596,853

		14,140,714

Information Technology (15.34%)
Activision Blizzard Inc. (a)	34,975	433,340
Acxiom Corp. (a)	32,600	308,396
Alliance Data Systems Corp. (a)	22,120	1,351,090
Amphenol Corp. Class A	9,445	355,888
ANSYS Inc. (a)	7,405	277,465
Broadcom Corp. Class A (a)	25,480	781,981
Brocade Communications Systems Inc. (a)	50,760	398,974
Check Point Software Technologies Ltd. (a)	17,600	498,960
Citrix Systems Inc. (a)	15,200	596,296
Cognizant Technology Solutions Corp. Class A (a)	14,755	570,428
CSG Systems International Inc. (a)	31,100	497,911
Dynamics Research Corp. (a)	24,602	320,318
EarthLink Inc.	94,500	794,745
F5 Networks Inc. (a)	10,415	412,746
GSI Technology Inc. (a)	120,600	481,194
Hewitt Associates Inc. Class A (a)	18,400	670,312
Intersil Corp.	25,700	393,467
Juniper Networks Inc. (a)	8,700	235,074
Marchex Inc. Class B	128,800	632,408
Marvell Technology Group Ltd. (a)	28,285	457,934
MasterCard Inc. Class A	1,050	212,258
Mercury Computer Systems Inc. (a)	57,400	565,964
MICROS Systems Inc. (a)	14,500	437,755
Multi-Fineline Electronix Inc. (a)	40,100	1,151,271
NetApp Inc. (a)	12,645	337,369
Nuance Communications Inc. (a)	55,480	829,981
NVIDIA Corp. (a)	22,030	331,111
Silicon Laboratories Inc. (a)	13,530	627,251
SYNNEX Corp. (a)	38,600	1,176,528
Tech Data Corp. (a)	32,200	1,339,842
Trimble Navigation Ltd. (a)	12,620	301,744
United Online Inc.	68,410	550,016
UTStarcom Inc. (a)	154,400	322,696

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Wright Express Corp. (a)	19,800	$584,298

		19,237,011

Materials (8.87%)
Airgas Inc.	17,515	847,201
AK Steel Holding Corp.	21,070	415,711
Albemarle Corp.	11,620	402,052
Bway Holding Co. (a)	53,900	997,689
Cliffs Natural Resources Inc.	17,500	566,300
Crown Holdings Inc. (a)	34,795	946,424
Greif Inc.	30,950	1,703,798
Innophos Holdings Inc.	26,856	496,836
Rock-Tenn Co. Class A	31,500	1,483,965
Scotts Miracle-Gro Co. Class A, The	12,390	532,150
Silver Wheaton Corp. (a)	51,280	645,615
Temple-Inland Inc.	42,000	689,640
Thompson Creek Metals Company Inc. (a)	33,660	406,276
US Gold Corp. (a)	108,700	314,143
Valspar Corp.	24,550	675,370

		11,123,170

Telecommunication Services (0.45%)
American Tower Corp. Class A (a)	15,675	570,570

		570,570

Utilities (2.62%)
AES Corp., The (a)	93,670	1,388,189
Aqua America Inc.	35,350	623,574
ITC Holdings Corp.	7,440	338,148
Nicor Inc.	8,500	311,015
NorthWestern Corp.	25,700	627,851

		3,288,777

Total Common Stocks
(cost $104,763,585)		124,809,716

Short-term Investments (0.40%)
JPMorgan U.S. Government Money Market Fund	496,333	496,333

Total Short-term Investments
(cost $496,333)		496,333

TOTAL INVESTMENTS (99.94%)
(cost $105,259,918)		125,306,049
OTHER ASSETS, NET OF LIABILITIES (0.06%)		76,961

NET ASSETS (100.00%)		$125,383,010

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (a) (90.72%)
Australia (2.04%)
BHP Billiton PLC	37,000	$1,013,295
CSL Ltd.	32,906	969,707

		1,983,002

Austria (0.37%)
Erste Group Bank AG	8,094	363,925

Belgium (1.82%)
Anheuser-Busch InBev NV	38,625	1,771,648

Brazil (5.35%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,300	277,131
Gafisa SA	37,600	566,250
Itau Unibanco Banco Multiplo SA ADR	92,225	1,858,334
OGX Petroleo e Gas Participacoes SA	400	305,936
Petroleo Brasileiro SA ADR	26,615	1,221,627
Redecard SA	10,355	159,276
Vale SA Sponsord ADR	35,200	814,176

		5,202,730

Canada (0.55%)
Cameco Corp.	19,200	533,760

China (3.50%)
Baidu Inc. Sponsored ADR (b)	885	346,079
China Life Insurance Co. Ltd. H	123,000	536,605
China Mobile Ltd.	53,500	523,991
China Petroleum and Chemical Corp. (Sinopec) H	738,000	626,549
CNOOC Ltd.	316,000	426,027
Ctrip.com International Ltd. ADR (b)	5,500	323,345
Longtop Financial Technologies Ltd. Sponsored ADR (b)	8,300	236,218
PetroChina Company Ltd. H	145,000	164,765
Tencent Holdings Ltd.	14,000	225,776

		3,409,355

Denmark (4.11%)
A P Moller-Maersk A/S Class B	77	533,144
Novo Nordisk A/S Class B	21,700	1,364,799
Novozymes A/S B Shares	2,441	230,723
Vestas Wind Systems A/S (b)	25,670	1,871,162

		3,999,828

France (12.43%)
Accor SA	17,750	990,712
Alstom SA	10,432	763,951
AXA	41,148	1,116,958
BNP Paribas	27,233	2,185,503
BNP Paribas Rights (b)	27,233	58,980
Compagnie de Saint-Gobain	21,811	1,139,725
Compagnie Generale des Etablissements Michelin Class B	9,673	761,702
Groupe DANONE	8,537	516,403
JC Decaux SA (b)	19,000	411,348

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
L’Oreal SA	6,400	$637,418
Pernod Ricard SA	10,823	862,678
Schneider Electric SA	9,641	980,925
Total SA	12,300	731,107
Veolia Environnement	24,579	945,144

		12,102,554

Germany (4.83%)
BASF SE	6,352	336,306
Daimler AG Registered Shares	30,124	1,511,258
Hochtief AG	4,572	347,092
Infineon Technologies AG (b)	84,040	472,342
Linde AG	9,900	1,072,105
Metro AG	8,422	475,611
ThyssenKrupp AG	14,198	485,576

		4,700,290

Hong Kong (3.15%)
Cathay Pacific Airways Ltd. (b)	49,000	77,212
Cheung Kong Holdings Ltd.	141,000	1,782,571
Esprit Holdings Ltd.	88,300	591,660
Hang Lung Properties Ltd.	50,000	183,060
Noble Group Ltd.	150,000	258,718
Sun Hung Kai Properties Ltd.	12,000	176,570

		3,069,791

India (1.22%)
ICICI Bank Ltd. Sponsored ADR	23,694	913,641
Reliance Industries Ltd. Sponsored GDR (b)(c)	3,000	276,300

		1,189,941

Ireland (0.24%)
CRH PLC	8,413	232,949

Israel (0.66%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	12,780	646,157

Italy (0.63%)
Eni SpA	24,500	612,226

Japan (6.97%)
Daikin Industries Ltd.	12,500	447,810
Daiwa Securities Group Inc.	155,000	796,279
FamilyMart Co. Ltd.	7,300	234,725
Fanuc Ltd.	11,200	1,000,282
Honda Motor Co. Ltd.	31,300	950,573
Japan Tobacco Inc.	266	909,433
Marubeni Corp.	200,000	1,004,503
Mizuho Financial Group Inc.	591,700	1,165,364
SUMCO Corp.	12,200	276,225

		6,785,194

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (1.29%)
Genting Berhad	284,800	$562,793
Sime Darby Berhad	283,700	695,099

		1,257,892

Mexico (1.30%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	97,865	1,264,416

Netherlands (1.32%)
ASML Holding NV - NY Reg.	22,627	667,753
Royal Dutch Shell PLC Class A	21,390	612,584

		1,280,337

Norway (0.68%)
StatoilHydro ASA	29,350	662,634

Singapore (3.11%)
Capitaland Ltd.	301,500	790,558
DBS Group Holdings Ltd.	91,824	861,889
Keppel Corp. Ltd.	112,000	639,948
Singapore Airlines Ltd.	24,000	234,087
United Overseas Bank Ltd.	42,000	498,105

		3,024,587

South Africa (0.65%)
AngloGold Ashanti Ltd. Sponsored ADR	13,200	538,032
Sasol Ltd.	2,589	98,087

		636,119

Spain (3.72%)
Banco Bilbao Vizcaya Argentaria SA	55,110	981,753
Gamesa Corp Tecnologica SA	37,093	834,609
Telefonica SA	65,019	1,798,878

		3,615,240

Sweden (1.93%)
Atlas Copco AB Class A	65,000	837,973
Investor AB B Shares	26,200	479,664
Sandvik AB	51,000	563,000

		1,880,637

Switzerland (13.42%)
ABB Ltd. Reg. (b)	80,803	1,624,816
Actelion Ltd. Reg. (b)	7,356	457,306
Compagnie Financiere Richemont SA Class A	18,555	525,274
Credit Suisse Group AG Reg.	31,446	1,749,587
Holcim Ltd. Reg. (b)	12,533	861,764
Julius Baer Holding AG Reg.	9,684	485,703
Lonza Group AG Reg. (b)	10,683	1,166,000
Nestle SA	37,400	1,596,631
Novartis AG	4,400	221,015
Roche Holding AG	5,650	913,541
Syngenta AG Reg.	3,010	691,714
Transocean Ltd. (b)	21,244	1,816,999

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS AG Reg. (b)	52,133	$955,854

		13,066,204

Taiwan (2.20%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	194,868	2,135,753

United Kingdom (12.64%)
Anglo American PLC (b)	20,600	657,354
Autonomy Corp. PLC (b)	18,625	486,301
BG Group PLC	48,700	848,791
BP PLC	170,077	1,506,660
British American Tobacco PLC	20,467	642,934
Cadbury PLC	48,725	625,441
Diageo PLC	50,727	780,438
HSBC Holdings PLC	128,011	1,465,790
Imperial Tobacco Group PLC	14,268	413,346
Lloyds TSB Group PLC (b)	268,552	446,019
Reckitt Benckiser Group PLC	9,511	465,635
Standard Chartered PLC	61,973	1,530,817
Tesco PLC	72,437	463,717
Vodafone Group PLC	401,486	901,915
Xstrata PLC (b)	72,271	1,065,822

		12,300,980

United States (0.59%)
NII Holdings Inc. (b)	19,087	572,228

Total Common Stocks
(cost $78,956,852)		88,300,377

Preferred Stocks (a) (4.67%)
Brazil (4.67%)
Banco Bradesco SA Pfd.	62,600	1,245,569
Petroleo Brasileiro SA Pfd.	96,800	1,912,396
Suzano Papel e Celulose SA (b)	63,100	666,048
Vale SA Pfd. Class A	34,900	721,009

		4,545,022

Total Preferred Stocks
(cost $4,947,790)		4,545,022

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (4.86%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 09/30/2009, to be repurchased at $4,732,230 on 10/01/2009	$4,732,229	$4,732,229

Total Repurchase Agreement
(cost $4,732,229)		4,732,229

TOTAL INVESTMENTS (100.25%)
(cost $88,636,871)		97,577,628
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.25%)		(242,221)

NET ASSETS (100.00%)		$97,335,407

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transations exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $4,833,082 as of September 30, 2009.

ADR - American Depository Receipt

GDR - Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$24,679,169	25.29
United States Dollar	18,229,294	18.68
British Pound	13,314,275	13.64
Swiss Franc	11,249,205	11.53
Japanese Yen	6,785,194	6.95
Brazilian Real	5,853,615	6.00
Hong Kong Dollar	5,314,786	5.45
Danish Krone	3,999,828	4.10
Singapore Dollar	3,283,305	3.37
Swedish Krona	1,880,637	1.93
Malaysian Ringgit	1,257,892	1.29
Australian Dollar	969,707	0.99
Norwegian Krone	662,634	0.68
South African Rand	98,087	0.10

Total Investments	$97,577,628	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$22,629,098	23.25
Industrials	13,854,056	14.23
Energy	12,356,448	12.70
Materials	10,651,289	10.94
Consumer Staples	10,396,058	10.68
Consumer Discretionary	7,472,046	7.68
Health Care	5,738,525	5.90
Information Technology	5,005,723	5.14
Telecommunication Services	3,797,012	3.90
Utilities	945,144	0.97

Total Stocks	92,845,399	95.39
Repurchase Agreement	4,732,229	4.86
Liabilities, Net of Cash and Other Assets	(242,221)	(0.25)

Net Assets	$97,335,407	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.47%)
Consumer Discretionary (13.50%)
1-800-FLOWERS.COM Inc. (a)	7,415	$25,582
99 Cents Only Stores (a)	11,978	161,104
AFC Enterprises (a)	6,541	55,075
Ambassadors Group Inc.	4,772	74,682
American Apparel Inc. (a)	8,200	28,782
American Axle & Manufacturing Holdings Inc.	10,819	76,599
American Greetings Corp.	10,100	225,230
American Public Education Inc. (a)	4,555	158,241
America’s Car-Mart Inc. (a)	2,600	62,270
Amerigon Inc. (a)	5,800	42,630
Ameristar Casinos Inc.	6,557	103,469
AnnTaylor Stores Corp. (a)	15,000	238,350
Arbitron Inc.	6,818	141,542
ArvinMeritor Inc.	18,915	147,915
Asbury Automotive Group Inc. (a)	8,252	104,635
Ascent Media Corp. Class A (a)	3,600	92,160
Audiovox Corp. (a)	4,204	28,797
Bally Technologies Inc. (a)	13,808	529,813
Beazer Homes USA Inc. (a)	10,100	56,459
bebe stores inc.	6,100	44,896
Belo Corp. Class A	22,900	123,889
Benihana Inc. Class A (a)	3,200	18,336
Big 5 Sporting Goods Corp.	5,519	83,337
BJ’s Restaurants Inc. (a)	4,849	72,687
Blue Nile Inc. (a)	3,256	202,263
Bluegreen Corp. (a)	4,223	12,880
Blyth Inc.	1,536	59,489
Bob Evans Farms Inc.	7,845	227,976
Books-A-Million Inc.	1,958	23,574
Borders Group Inc. (a)	12,500	38,875
Bridgepoint Education Inc. (a)	3,547	54,127
Brookfield Homes Corp. (a)	2,437	16,279
Brown Shoe Co. Inc.	10,605	85,052
Brunswick Corp.	22,600	270,748
Buckle Inc.	6,549	223,583
Buffalo Wild Wings Inc. (a)	4,596	191,240
Build-A-Bear Workshop Inc. (a)	4,629	22,543
Cabela’s Inc. (a)	10,230	136,468
California Pizza Kitchen Inc. (a)	4,920	76,850
Callaway Golf Co.	16,414	124,911
Capella Education Co. (a)	3,729	251,111
Caribou Coffee Company Inc. (a)	2,000	14,440
Carmike Cinemas Inc. (a)	3,000	30,330
Carrols Restaurant Group Inc. (a)	3,200	24,192
Carter’s Inc. (a)	14,389	384,186
Cato Corp. Class A	7,044	142,923
Cavco Industries Inc. (a)	1,642	58,291
CEC Entertainment Inc. (a)	5,906	152,729
Charlotte Russe Holding Inc. (a)	5,367	93,922
Charming Shoppes Inc. (a)	29,581	145,243
Cheesecake Factory Inc. (a)	15,089	279,448
Cherokee Inc.	1,861	44,608
Children’s Place Retail Stores Inc. (a)	6,056	181,438
China Automotive Systems Inc. (a)	971	9,021
ChinaCast Education Corp. (a)	7,600	55,252

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Christopher & Banks Corp.	9,242	$62,568
Churchill Downs Inc.	2,361	90,898
Cinemark Holdings Inc.	8,200	84,952
Citi Trends Inc. (a)	3,800	108,186
CKE Restaurants Inc.	12,472	130,831
CKX Inc. (a)	14,800	99,308
Coinstar Inc. (a)	7,619	251,275
Coldwater Creek Inc. (a)	14,600	119,720
Collective Brands Inc. (a)	16,130	279,533
Columbia Sportswear Co.	2,948	121,340
Conn’s Inc. (a)	2,686	30,325
Cooper Tire & Rubber Co.	14,850	261,063
Core-Mark Holding Co. Inc. (a)	2,428	69,441
Corinthian Colleges Inc. (a)	20,216	375,209
CPI Corp.	1,400	17,458
Cracker Barrel Old Country Store Inc.	5,782	198,901
Crocs Inc. (a)	21,500	142,975
Crown Media Holdings Inc. (a)	2,762	4,309
CSS Industries Inc.	2,018	39,896
Dana Holding Corp. (a)	25,299	172,286
Deckers Outdoor Corp. (a)	3,353	284,502
Denny’s Corp. (a)	25,053	66,641
Destination Maternity Corp. (a)	1,100	19,943
Dillard’s Inc. Class A	12,872	181,495
DineEquity Inc.	4,475	110,756
Dolan Media Co. (a)	7,800	93,522
Domino’s Pizza Inc. (a)	9,417	83,246
Dorman Products Inc. (a)	2,800	42,056
Dover Downs Gaming & Entertainment Inc.	3,702	21,101
Dress Barn Inc. (a)	11,536	206,840
Drew Industries Inc. (a)	4,619	100,186
drugstore.com Inc. (a)	21,800	52,974
DSW Inc. (a)	2,966	47,367
E.W. Scripps Co Class A (a)	7,390	55,425
Eastman Kodak Co.	67,918	324,648
Einstein Noah Restaurant Group Inc. (a)	1,400	16,856
Ethan Allen Interiors Inc.	6,122	101,013
Exide Technologies (a)	12,900	102,813
FGX International Holdings Ltd. (a)	3,700	51,615
Finish Line Inc. Class A, The	10,906	110,805
Fisher Communications Inc. (a)	1,596	29,015
Fossil Inc. (a)	11,852	337,189
Fred’s Inc. Class A	10,240	130,355
Frisch’s Restaurants Inc.	500	12,940
Fuel Systems Solutions Inc. (a)	3,454	124,309
Fuqi International Inc. (a)	3,066	89,772
Furniture Brands International Inc. (a)	10,564	58,419
Gaiam Inc. (a)	4,100	28,618
Gander Mountain Co. (a)	1,200	6,168
Gaylord Entertainment Co. (a)	8,684	174,548
Genesco Inc. (a)	5,732	137,969
G-III Apparel Group Ltd. (a)	3,171	44,870
Global Sources Ltd. (a)	3,864	26,546
Grand Canyon Education Inc. (a)	4,033	71,908

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Great Wolf Resorts Inc. (a)	7,728	$27,589
Group 1 Automotive Inc.	6,049	162,416
Gymboree Corp. (a)	7,465	361,157
Harte-Hanks Inc.	9,600	132,768
Haverty Furniture Companies Inc. (a)	4,535	53,558
Hawk Corp. Class A (a)	1,400	19,208
Helen of Troy Ltd. (a)	7,479	145,317
hhgregg Inc. (a)	3,214	54,445
Hibbett Sports Inc. (a)	7,312	133,298
Hooker Furniture Corp.	2,603	35,140
Hot Topic Inc. (a)	11,292	84,577
Hovnanian Enterprises Inc. (a)	12,924	49,628
HSN Inc. (a)	10,200	166,056
Iconix Brand Group Inc. (a)	18,016	224,660
Interval Leisure Group Inc. (a)	10,100	126,048
iRobot Corp. (a)	5,000	61,550
Isle of Capri Casinos Inc. (a)	4,109	48,445
J. Crew Group Inc. (a)	12,718	455,559
Jack in the Box Inc. (a)	14,329	293,601
Jackson Hewitt Tax Service Inc.	7,692	39,229
JAKKS Pacific Inc. (a)	7,227	103,491
Jo-Ann Stores Inc. (a)	6,769	181,612
Jones Apparel Group Inc.	21,657	388,310
Jos. A. Bank Clothiers Inc. (a)	4,637	207,598
Journal Communications Inc. Class A	10,142	37,323
K12 Inc. (a)	6,073	100,083
Kenneth Cole Productions Inc.	1,721	17,262
Kirkland’s Inc. (a)	3,200	45,600
Knology Inc. (a)	7,500	73,125
Krispy Kreme Doughnuts Inc. (a)	15,006	53,571
K-Swiss Inc. Class A	6,671	58,638
Lakes Entertainment Inc. (a)	4,500	15,120
Landry’s Restaurants Inc. (a)	2,095	21,998
La-Z-Boy Inc.	13,222	114,370
Leapfrog Enterprises Inc. (a)	8,720	35,839
Learning Tree International Inc. (a)	1,739	19,807
Life Time Fitness Inc. (a)	10,178	285,493
Lin TV Corp. (a)	7,165	33,890
Lincoln Educational Services (a)	2,500	57,200
Lithia Motors Inc. Class A	4,139	64,527
Live Nation Inc. (a)	21,400	175,266
Liz Claiborne Inc.	24,300	119,799
LodgeNet Interactive Corp. (a)	4,799	36,232
Luby’s Inc. (a)	4,900	20,580
Lululemon Athletica Inc. (a)	10,250	233,188
Lumber Liquidators Inc. (a)	3,574	77,520
M/I Homes Inc. (a)	4,700	63,873
Mac-Gray Corp. (a)	2,800	30,184
Maidenform Brands Inc. (a)	4,900	78,694
Marcus Corp.	5,037	64,423
Marine Products Corp.	2,692	14,887
Martha Stewart Living Omnimedia Inc. (a)	6,778	42,430
Matthews International Corp.	7,708	272,709
McCormick & Schmick’s Seafood Restaurants Inc. (a)	4,000	29,760

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mediacom Communications Corp. Class A (a)	10,028	$57,761
Men’s Wearhouse Inc., The	13,158	325,003
Meritage Homes Corp. (a)	8,000	162,400
Midas Inc. (a)	3,584	33,690
Modine Manufacturing Co.	8,143	75,486
Monarch Casino & Resort Inc. (a)	2,466	26,534
Monro Muffler Brake Inc.	4,235	134,631
Morgans Hotel Group Co. (a)	4,986	27,024
Movado Group Inc.	3,939	57,234
Multimedia Games Inc. (a)	7,200	36,864
National CineMedia Inc.	10,800	183,276
National Presto Industries Inc.	1,218	105,369
New York & Co. Inc. (a)	5,919	30,305
NIVS IntelliMedia Technology Group Inc. (a)	2,193	5,877
Nobel Learning Communities Inc. (a)	900	8,442
NutriSystem Inc.	7,900	120,554
O’Charley’s Inc. (a)	4,709	44,123
OfficeMax Inc. (a)	19,600	246,568
Orbitz Worldwide Inc. (a)	9,115	56,331
Orient-Express Hotels Ltd. Class A	19,308	222,235
Outdoor Channel Holdings Inc. (a)	3,500	22,890
Overstock.com Inc. (a)	3,999	58,665
Oxford Industries Inc.	3,247	63,966
Pacific Sunwear of California Inc. (a)	16,502	84,985
Papa John’s International Inc. (a)	5,580	137,101
Peet’s Coffee & Tea Inc. (a)	2,853	80,540
Pep Boys-Manny, Moe & Jack, The	12,527	122,389
Perry Ellis International Inc. (a)	2,240	35,930
PetMed Express Inc.	6,000	113,100
PF Chang’s China Bistro Inc. (a)	5,897	200,321
Pier 1 Imports Inc. (a)	22,511	87,118
Pinnacle Entertainment Inc. (a)	15,448	157,415
Playboy Enterprises Inc. (a)	5,494	16,592
Polaris Industries Inc.	7,730	315,229
Pool Corp.	12,196	270,995
Pre-Paid Legal Services Inc. (a)	1,867	94,844
Primedia Inc.	4,936	12,439
Princeton Review Inc. (a)	3,400	14,280
Quiksilver Inc. (a)	32,600	89,650
Raser Technologies Inc. (a)	16,594	25,389
RC2 Corp. (a)	5,351	76,252
RCN Corp. (a)	9,371	87,150
Reading International Inc. Class A (a)	4,000	16,440
Red Lion Hotels Corp. (a)	3,100	17,825
Red Robin Gourmet Burgers Inc. (a)	4,074	83,191
Regis Corp.	14,375	222,812
Rent-A-Center Inc. (a)	16,654	314,428
Rentrak Corp. (a)	2,500	44,650
Retail Ventures Inc. (a)	6,001	31,625
REX Stores Corp. (a)	1,800	19,620
Ruby Tuesday Inc. (a)	16,711	140,707
Ruth’s Hospitality Group Inc. (a)	5,500	23,210
Ryland Group Inc.	10,889	229,431
Saks Inc. (a)	29,815	203,338

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sally Beauty Holdings Inc. (a)	24,200	$172,062
Scholastic Corp.	5,658	137,716
Sealy Corp. (a)	12,100	38,720
Shoe Carnival Inc. (a)	2,417	37,270
Shuffle Master Inc. (a)	13,778	129,789
Shutterfly Inc. (a)	5,343	88,854
Sinclair Broadcast Group Inc. Class A	10,255	36,713
Skechers U.S.A. Inc. (a)	8,449	144,816
Skyline Corp.	1,843	41,578
Smith & Wesson Holding Corp. (a)	14,939	78,131
Sonic Automotive Inc.	6,097	64,018
Sonic Corp. (a)	15,046	166,409
Sotheby’s	16,897	291,135
Spartan Motors Inc.	8,300	42,662
Speedway Motorsports Inc.	3,354	48,264
Sport Supply Group Inc.	2,200	22,418
Stage Stores Inc.	9,707	125,803
Stamps.com Inc. (a)	3,028	28,009
Standard Motor Products Inc.	4,000	60,800
Standard Pacific Corp. (a)	25,100	92,619
Stanley Furniture Company Inc.	2,500	25,925
Steak n Shake Co., The (a)	6,236	73,398
Stein Mart Inc. (a)	6,523	82,907
Steiner Leisure Ltd. (a)	3,652	130,596
Steinway Musical Instruments Inc. (a)	1,899	22,541
Steven Madden Ltd. (a)	4,012	147,682
Stewart Enterprises Inc.	20,554	107,497
Stoneridge Inc. (a)	3,900	27,612
Sturm, Ruger & Company Inc.	4,900	63,406
Superior Industries International Inc.	5,941	84,362
Syms Corp. (a)	1,500	12,135
Systemax Inc. (a)	2,500	30,325
Talbots Inc.	6,499	59,986
Tempur-Pedic International Inc. (a)	18,963	359,159
Tenneco Inc. (a)	12,113	157,954
Texas Roadhouse Inc. Class A (a)	12,804	135,978
Ticketmaster Entertainment Inc. (a)	9,600	112,224
Timberland Co. (a)	10,923	152,048
Town Sports International Holdings Inc. (a)	5,500	13,805
Tractor Supply Co. (a)	9,081	439,702
True Religion Apparel Inc. (a)	6,500	168,545
Tuesday Morning Corp. (a)	7,389	30,738
Tupperware Brands Corp.	15,884	634,089
Tween Brands Inc. (a)	6,618	55,525
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,000	115,570
Under Armour Inc. Class A (a)	8,500	236,555
Unifi Inc. (a)	10,500	33,600
UniFirst Corp.	3,575	158,909
Universal Electronics Inc. (a)	3,412	69,673
Universal Technical Institute Inc. (a)	5,081	100,096
Universal Travel Group (a)	2,600	33,540
US Auto Parts Network Inc. (a)	2,300	12,535
Vail Resorts Inc. (a)	7,426	249,068
Valassis Communications Inc. (a)	12,290	219,745
Value Line Inc.	434	13,398

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Volcom Inc. (a)	4,800	$79,104
Warnaco Group Inc. (a)	11,612	509,302
West Marine Inc. (a)	3,400	26,724
Wet Seal Inc. Class A (a)	24,124	91,189
Weyco Group Inc.	1,700	38,930
Winnebago Industries Inc. (a)	7,419	109,133
Wolverine World Wide Inc.	12,415	308,389
Wonder Auto Technology Inc. (a)	3,800	45,600
World Wrestling Entertainment Inc.	5,495	76,985
Youbet.com Inc. (a)	8,200	17,220
Zale Corp. (a)	5,784	41,356
Zumiez Inc. (a)	5,166	84,774

		31,307,571

Consumer Staples (3.24%)
AgFeed Industries Inc. (a)	7,300	38,982
Alico Inc.	885	26,010
Alliance One International Inc. (a)	22,844	102,341
American Dairy Inc. (a)	2,174	61,589
American Italian Pasta Co. Class A (a)	5,400	146,772
American Oriental Bioengineering Inc. (a)	15,700	76,302
Andersons Inc., The	4,540	159,808
Arden Group Inc. Class A	300	35,850
B&G Foods Inc. Class A	4,600	37,674
Bare Escentuals Inc. (a)	17,000	202,130
Boston Beer Co. Inc. (a)	2,280	84,542
Calavo Growers Inc.	2,800	53,144
Cal-Maine Foods Inc.	3,500	93,695
Casey’s General Stores Inc.	12,885	404,331
Central Garden & Pet Co. (a)	15,573	170,213
Chattem Inc. (a)	4,943	328,265
China Sky One Medical Inc. (a)	2,800	36,932
China-Biotics Inc. (a)	1,900	30,400
Chiquita Brands International Inc. (a)	11,405	184,305
Coca-Cola Bottling Co. Consolidated	1,055	51,094
Darling International Inc. (a)	21,125	155,269
Diamond Foods Inc.	4,200	133,224
Diedrich Coffee Inc. (a)	800	19,240
Elizabeth Arden Inc. (a)	6,203	73,009
Farmer Brothers Co.	1,831	37,902
Female Health Co. (a)	3,800	19,190
Fresh Del Monte Produce Inc. (a)	10,500	237,405
Great Atlantic & Pacific Tea Company Inc., The (a)	8,488	75,628
Griffin Land & Nurseries Inc.	800	25,600
Hain Celestial Group Inc. (a)	10,423	199,809
Heckmann Corp. (a)	20,300	92,974
HQ Sustainable Maritime Industries Inc. (a)	2,400	21,120
Imperial Sugar Co.	3,100	39,308
Ingles Markets Inc.	3,305	52,318
Inter Parfums Inc.	3,816	46,593
J&J Snack Foods Corp.	3,642	157,298
Lancaster Colony Corp.	4,914	251,941
Lance Inc.	7,058	182,238

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lifeway Foods Inc. (a)	1,100	$12,089
Mannatech Inc.	3,387	12,972
Medifast Inc. (a)	3,231	70,177
Nash Finch Co.	3,312	90,550
National Beverage Corp. (a)	2,580	29,696
Nu Skin Enterprises Inc.	12,662	234,627
Nutraceutical International Corp. (a)	2,700	30,429
Oil-Dri Corporation of America	1,200	17,400
Omega Protein Corp. (a)	4,121	19,987
Orchids Paper Products Co. (a)	1,400	28,000
Overhill Farms Inc. (a)	4,400	26,620
Pantry Inc., The (a)	5,739	89,988
Prestige Brands Holdings Inc. (a)	8,748	61,586
PriceSmart Inc.	4,100	76,875
Revlon Inc. Class A (a)	5,000	24,300
Ruddick Corp.	10,990	292,554
Sanderson Farms Inc.	5,151	193,884
Schiff Nutrition International Inc.	2,600	13,546
Seneca Foods Corp. Class A (a)	2,401	65,787
Smart Balance Inc. (a)	16,000	98,240
Spartan Stores Inc.	5,652	79,863
Star Scientific Inc. (a)	17,100	15,903
Susser Holdings Corp. (a)	1,900	23,883
Synutra International Inc. (a)	4,500	61,695
Tootsie Roll Industries Inc.	6,157	146,413
TreeHouse Foods Inc. (a)	7,967	284,183
United Natural Foods Inc. (a)	10,859	259,747
Universal Corp.	6,405	267,857
USANA Health Sciences Inc. (a)	1,574	53,689
Vector Group Ltd.	9,805	152,762
Village Super Market Inc. Class A	1,528	45,030
WD-40 Co.	4,162	118,201
Weis Markets Inc.	2,796	89,332
Winn-Dixie Stores Inc. (a)	14,000	183,680
Zapata Corp. (a)	2,727	18,980
Zhongpin Inc. (a)	5,100	75,072

		7,510,042

Energy (4.82%)
Allis-Chalmers Energy Inc. (a)	15,100	65,836
Alon USA Energy Inc.	2,100	20,853
Apco Oil and Gas International Inc.	2,300	52,716
Approach Resources Inc. (a)	2,879	26,141
Arena Resources Inc. (a)	9,640	342,220
Atlas Energy Inc.	8,719	236,023
ATP Oil & Gas Corp. (a)	8,834	158,040
Basic Energy Services Inc. (a)	5,800	49,242
Berry Petroleum Co.	10,801	289,251
Bill Barrett Corp. (a)	9,674	317,210
Bolt Technology Corp. (a)	2,400	30,168
Boots & Coots Inc. (a)	21,300	34,293
BPZ Resources Inc. (a)	23,800	178,976
Brigham Exploration Co. (a)	20,820	189,046
Bristow Group Inc. (a)	7,323	217,420
Bronco Drilling Co. Inc. (a)	6,100	39,955
Cal Dive International Inc. (a)	11,414	112,884

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
CARBO Ceramics Inc.	4,931	$254,193
Carrizo Oil & Gas Inc. (a)	7,155	175,226
Cheniere Energy Inc. (a)	14,900	43,657
Clayton Williams Energy Inc. (a)	1,449	43,644
Clean Energy Fuels Corp. (a)	8,955	129,042
Complete Production Services Inc. (a)	14,900	168,370
Contango Oil & Gas Co. (a)	3,100	158,286
CREDO Petroleum Corp. (a)	2,030	20,544
Crosstex Energy Inc.	10,319	54,484
Cubic Energy Inc. (a)	6,000	5,640
CVR Energy Inc. (a)	5,903	73,433
Dawson Geophysical Co. (a)	2,000	54,760
Delek US Holdings Inc.	3,000	25,710
Delta Petroleum Corp. (a)	45,727	80,022
DHT Maritime Inc.	12,700	47,752
Dril-Quip Inc. (a)	7,349	364,804
Endeavour International Corp. (a)	29,200	35,332
ENGlobal Corp. (a)	5,100	21,012
Evergreen Energy Inc. (a)	33,253	20,617
FX Energy Inc. (a)	10,900	35,207
General Maritime Corp.	12,542	97,075
Geokinetics Inc. (a)	1,600	33,920
GeoResources Inc. (a)	1,900	20,995
Global Industries Ltd. (a)	25,094	238,393
GMX Resources Inc. (a)	6,255	98,266
Golar LNG Ltd.	8,100	89,586
Goodrich Petroleum Corp. (a)	6,253	161,390
Gran Tierra Energy Inc. (a)	52,200	217,152
Green Plains Renewable Energy Inc. (a)	2,600	18,460
Gulf Island Fabrication Inc.	2,982	55,883
GulfMark Offshore Inc. (a)	5,699	186,585
Gulfport Energy Corp. (a)	6,700	58,558
Harvest Natural Resources Inc. (a)	8,432	43,256
Hercules Offshore Inc. (a)	23,954	117,614
Hornbeck Offshore Services Inc. (a)	5,834	160,785
International Coal Group Inc. (a)	23,500	94,705
ION Geophysical Corp. (a)	26,474	93,188
Isramco Inc. (a)	272	35,534
James River Coal Co. (a)	7,100	135,681
Key Energy Services Inc. (a)	31,005	269,744
Knightsbridge Tankers Ltd.	4,227	55,120
Lufkin Industries Inc.	3,782	201,127
Matrix Service Co. (a)	6,700	72,829
McMoRan Exploration Co. (a)	19,548	147,587
NATCO Group Inc. (a)	5,100	225,828
Natural Gas Services Group (a)	3,100	54,622
Newpark Resources Inc. (a)	22,457	72,087
Nordic American Tanker Shipping Ltd.	10,800	319,464
Northern Oil and Gas Inc. (a)	7,500	63,000
Oilsands Quest Inc. (a)	55,181	62,355
OYO Geospace Corp. (a)	1,100	28,413
Panhandle Oil & Gas Inc.	1,763	37,658
Parallel Petroleum Corp. (a)	11,496	36,442
Parker Drilling Co. (a)	29,721	162,277
Patriot Coal Corp. (a)	18,610	218,854

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Penn Virginia Corp.	11,634	$266,535
Petroleum Development Corp. (a)	4,711	87,907
Petroquest Energy Inc. (a)	12,765	82,845
PHI Inc. (a)	3,400	68,952
Pioneer Drilling Co. (a)	10,982	80,608
PrimeEnergy Corp. (a)	100	2,868
Rex Energy Corp. (a)	6,800	56,780
Rosetta Resources Inc. (a)	13,317	195,627
RPC Inc.	7,249	75,970
Ship Finance International Ltd.	11,100	136,419
Stone Energy Corp. (a)	10,474	170,831
SulphCo Inc. (a)	16,521	22,634
Superior Well Services Inc. (a)	3,800	36,784
Swift Energy Co. (a)	9,420	223,066
Syntroleum Corp. (a)	15,148	40,900
T-3 Energy Services Inc. (a)	3,030	59,691
Teekay Tankers Ltd. Class A	2,700	22,545
TETRA Technologies Inc. (a)	19,300	187,017
TGC Industries Inc. (a)	3,400	16,490
Toreador Resources Corp. (a)	5,390	53,846
Union Drilling Inc. (a)	2,800	21,392
Uranerz Energy Corp. (a)	11,000	25,190
Uranium Energy Corp. (a)	11,900	35,105
USEC Inc. (a)	28,891	135,499
VAALCO Energy Inc. (a)	14,900	68,540
Vantage Drilling Co. (a)	11,136	20,379
Venoco Inc. (a)	4,679	53,855
W&T Offshore Inc.	8,600	100,706
Warren Resources Inc. (a)	15,046	44,536
Western Refining Inc. (a)	10,081	65,022
Westmoreland Coal Co. (a)	2,300	18,699
Willbros Group Inc. (a)	10,100	153,823
World Fuel Services Corp.	7,528	361,871
Zion Oil & Gas Inc. (a)	2,810	27,426

		11,176,800

Financials (19.87%)
1st Source Corp.	3,827	62,380
Abington Bancorp Inc.	5,420	41,951
Acadia Realty Trust	10,190	153,563
Advance America Cash Advance Centers Inc.	12,001	67,206
Agree Realty Corp.	1,720	39,440
Alexander’s Inc.	519	153,562
Alliance Financial Corp.	1,100	29,755
Allied Capital Corp.	45,900	140,913
Ambac Financial Group Inc.	72,189	121,278
American Campus Communities Inc.	13,204	354,527
American Capital Agency Corp.	3,202	91,097
American Capital Ltd.	71,800	231,914
American Equity Investment Life Holding Co.	14,642	102,787
American National Bankshares Inc.	1,624	35,436
American Physicians Capital Inc.	2,390	68,856
American Physicians Service Group Inc.	1,716	39,537

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Realty Investors Inc. (a)	873	$10,101
American Safety Insurance Holdings Ltd. (a)	2,076	32,801
Ameris Bancorp	3,254	23,266
Amerisafe Inc. (a)	4,800	82,800
Ames National Corp.	1,600	38,576
AmTrust Financial Services Inc.	5,800	66,178
Anthracite Capital Inc. (a)	20,037	21,039
Anworth Mortgage Asset Corp.	27,343	215,463
Apollo Investment Corp.	41,304	394,453
Ares Capital Corp.	24,401	268,899
Argo Group International Holdings Ltd. (a)	7,769	261,660
Arrow Financial Corp.	2,369	64,650
Ashford Hospitality Trust Inc. (a)	14,419	49,890
Asset Acceptance Capital Corp. (a)	3,799	27,543
Associated Estates Realty Corp.	3,800	36,556
Assured Guaranty Ltd.	26,534	515,290
Astoria Financial Corp.	22,000	242,880
Auburn National Bancorporation Inc.	608	14,835
Avatar Holdings Inc. (a)	1,648	31,312
Baldwin & Lyons Inc.	2,011	47,158
BancFirst Corp.	1,648	60,861
Banco Latinoamericano de Exportaciones SA	7,000	99,540
Bancorp Inc. (a)	4,972	28,440
Bancorp Rhode Island Inc.	991	24,755
Bank Mutual Corp.	11,919	105,364
Bank of Kentucky Financial Corp.	893	18,896
Bank of Marin Bancorp	1,400	43,862
Bank of the Ozarks Inc.	3,318	88,027
BankFinancial Corp.	5,403	51,761
Banner Corp.	4,323	11,802
Bar Harbor Bankshares	700	23,800
Beneficial Mutual Bancorp Inc. (a)	8,145	74,364
Berkshire Hills Bancorp Inc.	3,476	76,263
BGC Partners Inc. Class A	11,901	50,936
BioMed Realty Trust Inc.	24,779	341,950
BlackRock Kelso Capital Corp.	3,200	23,744
Boston Private Financial Holdings Inc.	17,251	112,304
Bridge Bancorp Inc.	1,685	40,996
Broadpoint Gleacher Securities Inc. (a)	13,108	109,321
Brookline Bancorp Inc.	15,081	146,587
Brooklyn Federal Bancorp Inc.	970	11,834
Bryn Mawr Bank Corp.	1,700	29,699
Calamos Asset Management Inc. Class A	5,151	67,272
California First National Bancorp	300	3,321
Camden National Corp.	2,000	66,080
Cape Bancorp Inc. (a)	2,800	21,504
Capital City Bank Group Inc.	2,998	42,572
Capital Southwest Corp.	757	58,100
CapLease Inc.	12,256	49,392
Capstead Mortgage Corp.	16,300	226,733
Cardinal Financial Corp.	6,967	57,338
Cardtronics Inc. (a)	3,400	26,588

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Care Investment Trust Inc.	2,900	$22,243
Cash America International Inc.	7,580	228,613
Cathay General Bancorp	12,699	102,735
CBL & Associates Properties Inc.	34,860	338,142
Cedar Shopping Centers Inc.	9,975	64,339
Center Bancorp Inc.	2,600	19,578
Centerstate Banks of Florida Inc.	4,624	36,483
Central Pacific Financial Corp.	7,800	19,656
Century Bancorp Inc. Class A	1,009	21,895
Chemical Financial Corp.	5,456	118,886
Cheviot Financial Corp.	500	4,280
Chicopee Bancorp Inc. (a)	1,500	19,815
China Housing & Land Development Inc. (a)	6,700	25,795
Citizens & Northern Corp.	2,200	32,538
Citizens Holding Co.	1,000	26,460
Citizens Inc. (a)	8,400	53,256
Citizens Republic Bancorp Inc. (a)	31,432	23,888
City Holding Co.	4,068	121,267
Clifton Savings Bancorp Inc.	2,225	21,805
CNA Surety Corp. (a)	4,249	68,834
CNB Financial Corp.	2,100	36,057
CoBiz Financial Inc.	7,274	36,225
Cogdell Spencer Inc.	8,180	39,264
Cohen & Steers Inc.	4,434	106,416
Colonial Properties Trust	12,400	120,652
Columbia Banking Systems Inc.	7,097	117,455
Community Bank System Inc.	8,336	152,299
Community Trust Bancorp Inc.	3,887	101,723
Compass Diversified Holdings	6,200	64,914
CompuCredit Holdings Corp. (a)	3,802	17,907
Conseco Inc. (a)	47,300	248,798
Consolidated-Tomoka Land Co.	1,342	51,399
Cousins Properties Inc.	18,428	152,584
Crawford & Co. Class B (a)	5,676	25,031
Credit Acceptance Corp. (a)	1,524	49,058
CVB Financial Corp.	21,763	165,181
Cypress Sharpridge Investments Inc. (a)	4,164	57,671
Danvers Bancorp Inc.	4,314	58,627
DCT Industrial Trust Inc.	51,557	263,456
Delphi Financial Group Inc.	11,733	265,518
Developers Diversified Realty Corp.	36,114	333,693
Diamond Hill Investment Group (a)	600	34,782
DiamondRock Hospitality Co. (a)	27,755	224,816
Dime Community Bancshares	6,569	75,084
Dollar Financial Corp. (a)	6,200	99,324
Donegal Group Inc.	2,869	44,297
Doral Financial Corp. (a)	1,475	5,458
Duff & Phelps Corp. Class A	4,100	78,556
DuPont Fabros Technology Inc. (a)	6,740	89,844
Dynex Capital Inc.	2,602	21,935
E*TRADE Financial Corp. (a)	369,719	647,008
Eagle Bancorp Inc. (a)	2,846	27,265
East West Bancorp Inc.	23,500	195,050
Eastern Insurance Holdings Inc.	1,900	18,107
EastGroup Properties Inc.	6,467	247,169

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Education Realty Trust Inc.	14,525	$86,133
eHealth Inc. (a)	6,300	91,476
EMC Insurance Group Inc.	1,381	29,181
Employers Holdings Inc.	12,000	185,760
Encore Capital Group Inc. (a)	3,400	45,730
Enstar Group Ltd. (a)	1,700	105,859
Enterprise Bancorp Inc.	1,200	15,360
Enterprise Financial Services Corp.	2,776	25,678
Entertainment Properties Trust	8,821	301,149
Epoch Holding Corp.	3,100	27,125
Equity Lifestyle Properties Inc.	6,370	272,572
Equity One Inc.	8,381	131,330
ESB Financial Corp.	2,200	29,458
ESSA Bancorp Inc.	3,700	48,877
Evercore Partners Inc. Class A	2,700	78,894
Extra Space Storage Inc.	22,159	233,777
EZCORP Inc. (a)	11,600	158,456
Farmers Capital Bank Corp.	1,600	28,608
FBL Financial Group Inc.	3,298	64,080
FBR Capital Markets Corp. (a)	4,400	26,092
FCStone Group Inc. (a)	7,550	36,391
FelCor Lodging Trust Inc.	16,093	72,901
Fifth Street Finance Corp.	7,200	78,696
Financial Federal Corp.	6,555	161,777
Financial Institutions Inc.	2,700	26,919
First Acceptance Corp. (a)	4,862	13,127
First Bancorp (North Carolina)	3,703	66,839
First BanCorp (Puerto Rico)	20,519	62,583
First Bancorp Inc.	2,362	43,933
First Busey Corp.	6,479	30,451
First California Financial Group Inc. (a)	1,300	6,240
First Cash Financial Services Inc. (a)	5,914	101,307
First Commonwealth Financial Corp.	21,838	124,040
First Community Bancshares Inc.	3,523	44,460
First Defiance Financial Corp.	2,185	32,578
First Financial Bancorp	13,101	157,867
First Financial Bankshares Inc.	5,368	265,501
First Financial Corp. Indiana	2,999	91,889
First Financial Holdings Inc.	2,908	46,441
First Financial Northwest Inc.	4,985	29,013
First Financial Service Corp.	1,248	16,811
First Industrial Realty Trust Inc.	10,176	53,424
First Marblehead Corp. (a)	15,400	33,880
First Merchants Corp.	5,406	37,680
First Mercury Financial Corp.	3,630	48,352
First Midwest Bancorp Inc.	12,441	140,210
First of Long Island Corp., The	1,300	34,567
First Potomac Realty Trust	6,989	80,793
First South Bancorp Inc.	1,963	22,574
FirstMerit Corp.	20,933	398,355
Flagstar Bancorp Inc. (a)	16,892	17,399
Flagstone Reinsurance Holdings Ltd.	9,900	111,672
Flushing Financial Corp.	7,597	86,606
FNB Corp. (PA)	29,256	208,010
Forestar Group Inc. (a)	9,200	158,056
Fox Chase Bancorp Inc. (a)	1,200	12,024

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FPIC Insurance Group Inc. (a)	1,786	$59,920
Franklin Street Properties Corp.	16,845	220,670
GAMCO Investors Inc.	1,825	83,402
German American Bancorp Inc.	2,700	41,877
Getty Realty Corp.	4,494	110,283
GFI Group Inc.	16,656	120,423
Glacier Bancorp Inc.	15,744	235,215
Gladstone Capital Corp.	5,050	45,096
Gladstone Commercial Corp.	2,100	28,728
Gladstone Investment Corp.	5,110	24,784
Glimcher Realty Trust	15,599	57,248
Government Properties Income Trust (a)	2,901	69,653
Gramercy Capital Corp. (a)	11,763	28,584
Great Southern Bancorp Inc.	2,467	58,493
Greenlight Capital Re Ltd. Class A (a)	7,103	133,536
Guaranty Bancorp (a)	13,500	19,980
Hallmark Financial Services Inc. (a)	2,200	17,710
Hampton Roads Bankshares Inc.	5,100	14,688
Hancock Holding Co.	6,070	228,050
Harleysville Group Inc.	3,354	106,154
Harleysville National Corp.	10,892	58,054
Harris & Harris Group Inc. (a)	6,600	41,250
Hatteras Financial Corp.	9,132	273,777
Healthcare Realty Trust Inc.	14,973	316,379
Heartland Financial USA Inc.	3,243	47,834
Hercules Technology Growth Capital Inc.	9,048	88,851
Heritage Financial Corp.	1,300	17,095
Heritage Financial Group	300	2,484
Hersha Hospitality Trust	10,925	33,868
Highwoods Properties Inc.	17,988	565,723
Hilltop Holdings Inc. (a)	10,188	124,905
Home Bancorp Inc. (a)	2,300	27,991
Home Bancshares Inc.	4,417	96,821
Home Federal Bancorp Inc.	4,100	46,822
Home Properties Inc.	8,351	359,845
Horace Mann Educators Corp.	10,002	139,728
IBERIABANK Corp.	5,246	239,008
Independence Holding Co.	1,500	8,820
Independent Bank Corp. (MA)	5,310	117,510
Infinity Property & Casualty Corp.	3,486	148,085
Inland Real Estate Corp.	18,017	157,829
International Assets Holding Corp. (a)	1,300	21,463
International Bancshares Corp.	13,350	217,738
Invesco Mortgage Capital (a)	2,224	48,594
Investors Bancorp Inc. (a)	12,029	127,628
Investors Real Estate Trust	16,242	146,828
iStar Financial Inc. (a)	25,400	77,216
JMP Group Inc.	3,514	33,945
Kansas City Life Insurance Co.	1,057	32,915
Kayne Anderson Energy Development Co.	2,600	34,398
KBW Inc. (a)	8,933	287,821
Kearny Financial Corp.	4,406	45,911
Kentucky First Federal Bancorp	977	12,203
K-Fed Bancorp	800	7,216

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kilroy Realty Corp.	10,900	$302,366
Kite Realty Group Trust	11,894	49,598
Knight Capital Group Inc. Class A (a)	23,554	512,300
Kohlberg Capital Corp.	5,000	30,150
LaBranche & Co. Inc. (a)	14,199	48,277
Lakeland Bancorp Inc.	5,117	38,377
Lakeland Financial Corp.	3,132	64,676
LaSalle Hotel Properties	16,065	315,838
Legacy Bancorp Inc.	1,700	17,850
Lexington Realty Trust	22,738	115,964
Life Partners Holdings Inc.	1,825	32,668
LTC Properties Inc.	5,927	142,485
Maiden Holdings Ltd.	12,700	92,329
Main Street Capital Corp.	1,800	25,614
MainSource Financial Group Inc.	5,161	35,095
MarketAxess Holdings Inc. (a)	7,851	94,605
Max Capital Group Ltd.	11,721	250,478
MB Financial Inc.	12,667	265,627
MCG Capital Corp. (a)	16,758	70,216
Meadowbrook Insurance Group Inc.	14,562	107,759
Medallion Financial Corp.	3,600	30,096
Medical Properties Trust Inc.	20,500	160,105
Mercer Insurance Group Inc.	1,567	28,316
Merchants Bancshares Inc.	1,308	27,939
Meridian Interstate Bancorp Inc. (a)	2,726	23,171
Metro Bancorp Inc. (a)	1,100	13,387
MF Global Ltd. (a)	24,800	180,296
MFA Financial Inc.	71,252	567,166
MGIC Investment Corp. (a)	31,612	234,245
Mid-America Apartment Communities Inc.	7,204	325,117
MidSouth Bancorp Inc.	1,100	14,520
Mission West Properties Inc.	4,185	28,165
Monmouth Real Estate Investment Corp. Class A	4,700	32,712
Montpelier Re Holdings Ltd.	21,887	357,196
MVC Capital Inc.	5,254	46,130
Nara Bancorp Inc.	5,984	41,589
NASB Financial Inc.	946	24,880
National Bankshares Inc.	1,700	43,265
National Financial Partners Corp. (a)	10,563	92,109
National Health Investors Inc.	6,601	208,922
National Interstate Corp.	1,513	26,478
National Penn Bancshares Inc.	31,886	194,823
National Retail Properties Inc.	20,225	434,231
National Western Life Insurance Co.	575	101,188
Navigators Group Inc. (a)	3,188	175,340
NBT Bancorp Inc.	8,766	197,586
Nelnet Inc. Class A (a)	4,900	60,956
NewAlliance Bancshares Inc.	26,981	288,697
NewStar Financial Inc. (a)	6,732	22,148
NGP Capital Resources Co.	5,276	38,304
Northeast Community Bancorp Inc.	1,300	9,594
Northfield Bancorp Inc.	5,132	65,690
Northrim BanCorp Inc.	1,500	22,875
NorthStar Realty Finance Corp.	15,203	53,363

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Northwest Bancorp Inc.	4,337	$99,057
Norwood Financial Corp.	555	17,260
NYMAGIC Inc.	1,317	22,731
OceanFirst Financial Corp.	2,200	25,520
Ocwen Financial Corp. (a)	14,463	163,721
Ohio Valley Banc Corp.	1,071	28,382
Old National Bancorp	21,995	246,344
Old Point Financial Corp.	400	6,664
Old Second Bancorp Inc.	2,704	15,494
Omega Healthcare Investors Inc.	20,809	333,360
Oppenheimer Holdings Inc. Class A	2,380	57,953
optionsXpress Holdings Inc.	10,572	182,684
Oriental Financial Group Inc.	6,168	78,334
Oritani Financial Corp.	2,500	34,100
Orrstown Financial Services Inc.	1,300	50,232
Pacific Capital Bancorp	11,963	17,227
Pacific Continental Corp.	3,100	32,643
PacWest Bancorp	6,291	119,844
Park National Corp.	2,770	161,602
Parkway Properties Inc.	5,445	107,266
Peapack-Gladstone Financial Corp.	2,100	33,726
PennantPark Investment Corp.	5,400	43,794
Penns Woods Bancorp Inc.	1,057	33,835
Pennsylvania Real Estate Investment Trust	9,750	74,198
Pennymac Mortgage Investment Trust (a)	3,713	73,926
Penson Worldwide Inc. (a)	5,000	48,700
Peoples Bancorp Inc.	2,610	34,061
Peoples Financial Corp.	1,107	20,601
PHH Corp. (a)	13,769	273,177
Phoenix Companies Inc. (a)	28,603	92,960
PICO Holdings Inc. (a)	5,707	190,328
Pinnacle Financial Partners Inc. (a)	8,414	106,942
Piper Jaffray Co. (a)	5,033	240,175
Platinum Underwriters Holdings Ltd.	12,971	464,881
PMA Capital Corp. (a)	8,263	47,016
PMI Group Inc.	18,096	76,908
Porter Bancorp Inc.	600	9,780
Portfolio Recovery Associates Inc. (a)	3,871	175,472
Post Properties Inc.	11,390	205,020
Potlatch Corp.	10,065	286,349
PremierWest Bancorp	5,235	14,187
Presidential Life Corp.	5,157	53,427
Primus Guaranty Ltd. (a)	4,204	17,951
PrivateBancorp Inc.	8,804	215,346
ProAssurance Corp. (a)	8,399	438,344
Prospect Capital Corp.	12,090	129,484
Prosperity Bancshares Inc.	11,652	405,373
Provident Financial Services Inc.	15,018	154,535
Provident New York Bancorp	9,070	86,619
Prudential Bancorp Inc. of Pennsylvania	800	8,032
PS Business Parks Inc.	4,582	235,148
Pzena Investment Management Inc. Class A (a)	2,000	16,340
QC Holdings Inc.	700	4,725

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Radian Group Inc.	20,800	$220,064
RAIT Financial Trust	15,664	46,052
Ramco-Gershenson Properties Trust	6,555	58,471
Redwood Trust Inc.	19,654	304,637
Renasant Corp.	5,416	80,428
Republic Bancorp Inc. (Kentucky)	2,319	46,287
Republic First Bancorp Inc. (a)	1,600	7,264
Resource America Inc. Class A	3,210	15,440
Resource Capital Corp.	5,800	31,552
Rewards Network Inc. (a)	1,533	21,063
Riskmetrics Group Inc. (a)	5,692	83,217
RLI Corp.	4,738	250,072
Rockville Financial Inc.	1,957	21,038
Roma Financial Corp.	2,006	24,935
S&T Bancorp Inc.	5,862	75,972
Safeguard Scientifics Inc. (a)	5,216	57,220
Safety Insurance Group Inc.	3,364	110,743
Sanders Morris Harris Group Inc.	4,975	29,402
Sandy Spring Bancorp Inc.	4,194	68,278
Santander BanCorp (a)	1,115	10,871
Saul Centers Inc.	1,648	52,901
SCBT Financial Corp.	3,213	90,285
Seabright Insurance Holdings (a)	5,500	62,810
Selective Insurance Group Inc.	13,311	209,382
Shore Bancshares Inc.	2,100	35,133
Sierra Bancorp	1,800	21,618
Signature Bank (a)	10,345	300,005
Simmons First National Corp.	3,616	104,177
Smithtown Bancorp Inc.	3,633	41,925
South Financial Group Inc.	44,090	64,812
Southside Bancshares Inc.	3,299	74,293
Southwest Bancorp Inc.	3,755	52,720
Sovran Self Storage Inc.	5,773	175,672
Starwood Property Trust Inc. (a)	10,227	207,097
State Auto Financial Corp.	3,558	63,795
State Bancorp Inc.	3,600	30,420
StellarOne Corp.	5,700	84,075
Sterling Bancorp NY	4,608	33,270
Sterling Bancshares Inc. TX	21,093	154,190
Sterling Financial Corp. WA (a)	13,436	26,872
Stewart Information Services Corp.	4,491	55,554
Stifel Financial Corp. (a)	7,582	416,252
Strategic Hotels & Resorts Inc. (a)	20,593	53,336
Suffolk Bancorp	2,423	71,745
Sun Bancorp Inc. (New Jersey) (a)	3,745	19,774
Sun Communities Inc.	4,268	91,847
Sunstone Hotel Investors Inc.	19,292	136,973
Susquehanna Bancshares Inc.	21,593	127,183
SVB Financial Group (a)	8,360	361,737
SWS Group Inc.	6,197	89,237
SY Bancorp Inc.	2,867	66,199
Tanger Factory Outlet Centers Inc.	10,243	382,474
Tejon Ranch Co. (a)	2,783	71,467
Territorial Bancorp Inc. (a)	3,085	48,373
Teton Advisors Inc. Class B (a)(b)	32	87
Texas Capital Bancshares Inc. (a)	9,080	152,907

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Thomas Weisel Partners Group Inc. (a)	5,300	$28,302
TICC Capital Corp.	7,300	36,792
Tompkins Financial Corp.	2,133	93,212
Tower Bancorp Inc.	900	23,643
Tower Group Inc.	10,334	252,046
TowneBank	5,300	67,575
TradeStation Group Inc. (a)	8,502	69,291
Transcontinental Realty Investors Inc. (a)	200	2,340
Tree.com Inc. (a)	1,800	13,590
Triangle Capital Corp.	2,357	29,085
Trico Bancshares	3,592	58,909
Trustco Bank Corp. NY	19,277	120,481
Trustmark Corp.	14,701	280,054
U.S. Global Investors Inc. Class A	3,072	37,878
UCBH Holdings Inc.	30,879	24,703
UMB Financial Corp.	8,235	333,023
UMH Properties Inc.	2,000	16,300
Umpqua Holdings Corp.	21,969	232,871
Union Bankshares Corp.	3,363	41,869
United America Indemnity Ltd. Class A (a)	9,437	69,739
United Bankshares Inc.	9,605	188,162
United Community Banks Inc. (a)	10,986	54,930
United Financial Bancorp Inc.	4,093	47,397
United Fire & Casualty Co.	5,692	101,887
United Security Bancshares Inc.	1,615	35,837
Universal Health Realty Income Trust	2,805	91,303
Universal Insurance Holdings Inc.	3,800	19,114
Univest Corp. of Pennsylvania	4,199	90,992
Urstadt Biddle Properties Inc.	5,104	74,467
U-Store-It Trust	20,110	125,688
ViewPoint Financial Group	2,700	37,908
Virtus Investment Partners Inc. (a)	1,430	22,322
Walter Investment Management Corp.	4,700	75,294
Washington Banking Co.	2,710	25,095
Washington Real Estate Investment Trust	14,790	425,952
Washington Trust Bancorp Inc.	3,556	62,301
Waterstone Financial Inc. (a)	1,388	7,023
Webster Financial Corp.	17,241	214,995
WesBanco Inc.	5,787	89,467
West Bancorporation	3,700	18,352
Westamerica Bancorporation	7,492	389,584
Western Alliance Bancorp (a)	11,700	73,827
Westfield Financial Inc.	7,760	65,727
Westwood Holdings Group Inc.	1,371	47,574
Wilber Corp.	1,300	10,920
Wilshire Bancorp Inc.	4,918	36,098
Winthrop Realty Trust	2,960	28,830
Wintrust Financial Corp.	6,008	167,984
World Acceptance Corp. (a)	4,181	105,403
WSFS Financial Corp.	1,535	40,892
Yadkin Valley Financial Corp.	4,000	18,680

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Zenith National Insurance Corp.	9,409	$290,738

		46,071,397

Health Care (13.99%)
Abaxis Inc. (a)	5,621	150,362
Abiomed Inc. (a)	7,901	76,719
Accelrys Inc. (a)	6,647	38,553
Accuray Inc. (a)	10,300	66,950
Acorda Therapeutics Inc. (a)	9,744	226,840
Acura Pharmaceuticals Inc. (a)	1,900	9,709
Adolor Corp. (a)	11,900	18,921
Affymax Inc. (a)	3,427	81,871
Affymetrix Inc. (a)	18,100	158,918
Air Methods Corp. (a)	2,800	91,196
Akorn Inc. (a)	16,076	22,024
Albany Molecular Research Inc. (a)	5,823	50,427
Align Technology Inc. (a)	14,939	212,433
Alkermes Inc. (a)	23,815	218,860
Alliance HealthCare Services Inc. (a)	6,742	38,160
Allied Healthcare International Inc. (a)	10,900	30,520
Allion Healthcare Inc. (a)	5,488	32,105
Allos Therapeutics Inc. (a)	15,900	115,275
Almost Family Inc. (a)	1,900	56,525
Alnylam Pharmaceuticals Inc. (a)	9,200	208,656
Alphatec Holdings Inc. (a)	8,200	37,720
AMAG Pharmaceuticals Inc. (a)	4,304	187,999
Amedisys Inc. (a)	6,888	300,523
America Service Group Inc. (a)	2,200	36,388
American Caresource Holdings Inc. (a)	3,200	13,984
American Dental Partners Inc. (a)	3,800	53,200
American Medical Systems Holdings Inc. (a)	18,650	315,558
AMERIGROUP Corp. (a)	13,392	296,901
AMICAS Inc. (a)	8,500	30,600
Amicus Therapeutics Inc. (a)	3,758	32,882
AMN Healthcare Services Inc. (a)	8,188	77,868
Amsurg Corp. (a)	7,804	165,679
Analogic Corp.	3,306	122,388
Angiodynamics Inc. (a)	6,300	86,814
Ardea Biosciences Inc. (a)	3,522	64,523
Arena Pharmaceuticals Inc. (a)	23,758	106,198
Ariad Pharmaceuticals Inc. (a)	27,080	60,118
ArQule Inc. (a)	10,600	48,124
Array Biopharma Inc. (a)	12,378	29,460
ARYx Therapeutics Inc. (a)	5,700	17,841
Aspect Medical Systems Inc. (a)	4,200	50,316
Assisted Living Concepts Inc. Class A (a)	2,640	54,701
athenahealth Inc. (a)	8,530	327,296
Atrion Corp.	400	57,760
ATS Medical Inc. (a)	12,900	34,572
Auxilium Pharmaceuticals Inc. (a)	10,804	369,605
AVANIR Pharmaceuticals Inc. Class A (a)	16,300	33,904

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AVI BioPharma Inc. (a)	23,764	$40,874
BioCryst Pharmaceuticals Inc. (a)	5,380	44,331
Biodel Inc. (a)	4,212	22,618
BioDelivery Sciences International Inc. (a)	2,400	11,520
BioMimetic Therapeutics Inc. (a)	3,406	41,587
Bio-Reference Laboratories Inc. (a)	2,993	102,959
BioScrip Inc. (a)	9,754	65,937
BioSpecifics Technologies Corp. (a)	993	31,786
BMP Sunstone Corp. (a)	8,100	32,967
Bovie Medical Corp. (a)	4,600	36,110
Bruker Corp. (a)	12,513	133,514
Cadence Pharmaceuticals Inc. (a)	6,320	69,899
Cambrex Corp. (a)	7,481	47,130
Cantel Medical Corp. (a)	3,200	48,192
Capital Senior Living Corp. (a)	5,500	33,550
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	10,557
Cardiac Science Corp. (a)	5,500	22,000
CardioNet Inc. (a)	6,100	40,992
Cardiovascular Systems Inc. (a)	2,100	15,267
Cardium Therapeutics Inc. (a)	9,500	15,390
Catalyst Health Solutions Inc. (a)	9,219	268,734
Celera Corp. (a)	20,997	130,811
Cell Therapeutics Inc. (a)	137,700	169,371
Celldex Therapeutics Inc. (a)	2,800	15,372
Centene Corp. (a)	11,009	208,510
Cepheid Inc. (a)	14,830	196,053
Chelsea Therapeutics International Ltd. (a)	6,829	17,141
Chemed Corp.	5,698	250,085
Chindex International Inc. (a)	3,400	42,772
Clarient Inc. (a)	6,959	29,297
Clinical Data Inc. (a)	2,800	46,676
Computer Programs & Systems Inc.	2,484	102,862
Conceptus Inc. (a)	7,800	144,612
Conmed Corp. (a)	7,429	142,414
Continucare Corp. (a)	6,900	20,838
Cornerstone Therapeutics Inc. (a)	1,800	11,790
Corvel Corp. (a)	1,839	52,228
Cross Country Healthcare Inc. (a)	7,789	72,516
CryoLife Inc. (a)	6,832	54,451
Cubist Pharmaceuticals Inc. (a)	14,605	295,021
Cumberland Pharmaceuticals Inc. (a)	2,039	33,011
Curis Inc. (a)	14,987	35,070
Cutera Inc. (a)	3,400	29,410
Cyberonics Inc. (a)	6,976	111,197
Cynosure Inc. Class A (a)	2,500	29,125
Cypress Bioscience Inc. (a)	9,801	80,074
Cytokinetics Inc. (a)	11,800	62,422
Cytori Therapeutics Inc. (a)	7,300	28,835
Delcath Systems Inc. (a)	6,300	30,933
DepoMed Inc. (a)	13,800	60,306
Dexcom Inc. (a)	11,700	92,781
Dionex Corp. (a)	4,511	293,080
Discovery Laboratories Inc. (a)	31,200	42,432
Durect Corp. (a)	20,848	55,664

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dyax Corp. (a)	17,177	$61,665
Eclipsys Corp. (a)	14,127	272,651
Electro-Optical Sciences Inc. (a)	5,033	48,216
Emergency Medical Services Corp. Class A (a)	2,488	115,692
Emergent Biosolutions Inc. (a)	4,200	74,172
Emeritus Corp. (a)	5,100	111,945
Endologix Inc. (a)	12,129	75,079
Ensign Group Inc.	2,700	37,881
EnteroMedics Inc. (a)	3,600	17,244
Enzo Biochem Inc. (a)	8,261	58,488
Enzon Pharmaceuticals Inc. (a)	11,615	95,824
eResearch Technology Inc. (a)	11,137	77,959
ev3 Inc. (a)	18,822	231,699
Exactech Inc. (a)	2,200	34,628
Exelixis Inc. (a)	27,315	174,270
Facet Biotech Corp. (a)	6,220	107,544
Genomic Health Inc. (a)	3,600	78,696
Genoptix Inc. (a)	4,300	149,554
Gentiva Health Services Inc. (a)	7,426	185,724
Geron Corp. (a)	22,873	150,047
Greatbatch Inc. (a)	5,856	131,584
GTx Inc. (a)	4,872	62,362
Haemonetics Corp. (a)	6,502	364,892
Halozyme Therapeutics Inc. (a)	17,040	121,154
Hanger Orthopedic Group Inc. (a)	6,500	90,155
Hansen Medical Inc. (a)	6,515	22,802
Harvard Bioscience Inc. (a)	6,900	26,151
Health Grades Inc. (a)	5,550	27,472
Healthsouth Corp. (a)	22,276	348,397
Healthspring Inc. (a)	12,500	153,125
Healthways Inc. (a)	8,570	131,292
HeartWare International Inc. (a)	1,385	41,536
Hemispherx Biopharma Inc. (a)	30,875	61,750
Hi-Tech Pharmacal Co. Inc. (a)	1,900	42,636
HMS Holdings Corp. (a)	6,600	252,318
Home Diagnostics Inc. (a)	2,700	18,252
Human Genome Sciences Inc. (a)	41,330	777,831
ICU Medical Inc. (a)	3,232	119,132
Idenix Pharmaceuticals Inc. (a)	8,351	25,805
Idera Pharmaceuticals Inc. (a)	5,400	40,014
I-Flow Corp. (a)	5,233	59,604
Immucor Inc. (a)	17,825	315,503
ImmunoGen Inc. (a)	13,100	106,241
Immunomedics Inc. (a)	16,385	90,445
Impax Laboratories Inc. (a)	15,500	135,470
Incyte Corp. (a)	18,454	124,564
Infinity Pharmaceuticals Inc. (a)	4,300	26,789
Insmed Inc. (a)	33,000	27,060
Inspire Pharmaceuticals Inc. (a)	15,523	81,030
Insulet Corp. (a)	6,665	74,848
Integra LifeSciences Holdings Corp. (a)	4,827	164,842
InterMune Inc. (a)	9,565	152,370
Invacare Corp.	7,404	164,961
inVentiv Health Inc. (a)	8,556	143,142
IPC The Hospitalist Co. (a)	4,100	128,945

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
IRIS International Inc. (a)	4,600	$51,980
Isis Pharmaceuticals Inc. (a)	23,592	343,735
ISTA Pharmaceuticals Inc. (a)	8,041	35,863
Javelin Pharmaceuticals Inc. (a)	12,200	23,790
Kendle International Inc. (a)	3,800	63,536
Kensey Nash Corp. (a)	2,100	60,795
Kindred Healthcare Inc. (a)	9,985	162,057
KV Pharmaceutical Co. Class A (a)	10,080	30,946
Landauer Inc.	2,380	130,852
Lannett Company Inc. (a)	2,400	17,952
LCA-Vision Inc. (a)	4,600	32,246
Lexicon Pharmaceuticals Inc. (a)	19,600	41,748
LHC Group Inc. (a)	3,900	116,727
Life Sciences Research Inc. (a)	2,600	20,696
Ligand Pharmaceuticals Inc. Class B (a)	28,900	66,759
Luminex Corp. (a)	10,514	178,738
Magellan Health Services Inc. (a)	8,991	279,260
MAKO Surgical Corp. (a)	4,347	38,080
MannKind Corp. (a)	14,613	143,938
MAP Pharmaceuticals Inc. (a)	2,028	21,213
Martek Biosciences Corp. (a)	8,336	188,310
Masimo Corp. (a)	12,825	336,015
Matrixx Initiatives Inc. (a)	2,800	15,904
Maxygen Inc. (a)	6,379	42,676
MedAssets Inc. (a)	9,908	223,624
Medcath Corp. (a)	3,756	32,940
Medical Action Industries Inc. (a)	3,650	44,056
Medicines Co. (a)	13,710	150,947
Medicis Pharmaceutical Corp.	14,863	317,325
Medidata Solutions Inc. (a)	1,828	27,694
Medivation Inc. (a)	7,200	195,408
MedQuist Inc.	2,100	13,356
Merge Healthcare Inc. (a)	7,100	29,181
Meridian Bioscience Inc.	10,200	255,102
Merit Medical Systems Inc. (a)	7,197	124,724
Metabolix Inc. (a)	4,715	48,470
Metropolitan Health Networks Inc. (a)	9,700	21,146
Micromet Inc. (a)	14,511	96,643
Micrus Endovascular Corp. (a)	3,867	50,078
MiddleBrook Pharmaceuticals Inc. (a)	11,400	13,110
Molecular Insight Pharmaceuticals Inc. (a)	4,500	24,885
Molina Healthcare Inc. (a)	3,329	68,877
Momenta Pharmaceuticals Inc. (a)	9,011	95,607
MWI Veterinary Supply Inc. (a)	2,800	111,860
Myriad Pharmaceuticals Inc. (a)	5,762	33,765
Nabi Biopharmaceuticals (a)	13,211	47,427
Nanosphere Inc. (a)	2,400	17,184
National Healthcare Corp.	2,073	77,302
National Research Corp.	400	9,652
Natus Medical Inc. (a)	7,200	111,096
Nektar Therapeutics (a)	23,386	227,780
Neogen Corp. (a)	3,323	107,300
Neurocrine Biosciences Inc. (a)	10,038	30,616
NeurogesX Inc. (a)	2,600	20,800
Nighthawk Radiology Holdings Inc. (a)	5,100	36,873

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NovaMed Inc. (a)	4,800	$21,744
Novavax Inc. (a)	15,603	61,788
NPS Pharmaceuticals Inc. (a)	12,200	49,044
NuVasive Inc. (a)	9,198	384,108
NxStage Medical Inc. (a)	5,419	36,253
Obagi Medical Products Inc. (a)	4,400	51,040
Odyssey HealthCare Inc. (a)	8,364	104,550
Omnicell Inc. (a)	8,100	90,234
OncoGenex Pharmaceutical Inc. (a)	1,100	39,600
Onyx Pharmaceuticals Inc. (a)	15,658	469,270
Opko Health Inc. (a)	11,310	25,787
Optimer Pharmaceuticals Inc. (a)	7,300	98,769
OraSure Technologies Inc. (a)	12,475	36,178
Orexigen Therapeutics Inc. (a)	6,644	65,443
Orthofix International NV (a)	4,400	129,316
Orthovita Inc. (a)	17,000	74,630
Osiris Therapeutics Inc. (a)	4,300	28,638
Owens & Minor Inc.	10,552	477,478
OXiGENE Inc. (a)	7,600	10,792
Pain Therapeutics Inc. (a)	8,959	45,333
Palomar Medical Technologies Inc. (a)	4,424	71,713
Par Pharmaceutical Companies Inc. (a)	8,921	191,891
Parexel International Corp. (a)	14,734	200,235
PDL BioPharma Inc.	30,048	236,778
Pharmasset Inc. (a)	5,300	112,042
PharMerica Corp. (a)	7,618	141,466
Phase Forward Inc. (a)	11,007	154,538
Poniard Pharmaceuticals Inc. (a)	5,900	44,132
Pozen Inc. (a)	6,699	49,305
Progenics Pharmaceuticals Inc. (a)	6,869	35,994
Protalix BioTherapeutics Inc. (a)	8,699	71,854
Providence Service Corp. (a)	2,699	31,470
PSS World Medical Inc. (a)	14,984	327,101
Psychiatric Solutions Inc. (a)	14,243	381,143
Quality Systems Inc.	5,976	367,942
Questcor Pharmaceuticals Inc. (a)	14,700	81,144
Quidel Corp. (a)	6,600	107,118
Radnet Inc. (a)	8,000	20,720
Regeneron Pharmaceuticals Inc. (a)	15,996	308,723
RehabCare Group Inc. (a)	4,557	98,841
Repligen Corp. (a)	7,314	36,643
Repros Therapeutics Inc. (a)	2,300	2,070
Res-Care Inc. (a)	6,388	90,773
Rigel Pharmaceuticals Inc. (a)	12,566	103,041
Rochester Medical Corp. (a)	2,402	28,920
Rockwell Medical Technologies Inc. (a)	3,500	27,230
RTI Biologics Inc. (a)	13,700	59,595
Salix Pharmaceuticals Ltd. (a)	12,375	263,092
Sangamo BioSciences Inc. (a)	10,500	86,205
Santarus Inc. (a)	13,300	43,757
Savient Pharmaceuticals Inc. (a)	15,299	232,545
SciClone Pharmaceuticals Inc. (a)	8,700	37,062
Seattle Genetics Inc. (a)	21,070	295,612
Sequenom Inc. (a)	15,700	50,711
SIGA Technologies Inc. (a)	6,900	54,441
Sirona Dental Systems Inc. (a)	4,300	127,925

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Skilled Healthcare Group Inc. Class A (a)	5,000	$40,150
Somanetics Corp. (a)	3,200	51,584
SonoSite Inc. (a)	4,369	115,604
Spectranetics Corp. (a)	8,400	53,844
Spectrum Pharmaceuticals Inc. (a)	9,328	62,777
StemCells Inc. (a)	26,500	43,195
Stereotaxis Inc. (a)	7,135	31,822
STERIS Corp.	14,831	451,604
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	15,158
Sun Healthcare Group Inc. (a)	11,200	96,768
Sunrise Senior Living Inc. (a)	12,164	36,857
SuperGen Inc. (a)	14,600	38,982
SurModics Inc. (a)	4,000	98,400
Symmetry Medical Inc. (a)	9,208	95,487
Synovis Life Technologies Inc. (a)	2,900	40,020
Synta Pharmaceuticals Corp. (a)	4,600	14,260
Theravance Inc. (a)	13,600	199,104
Thoratec Corp. (a)	14,245	431,196
TomoTherapy Inc. (a)	11,800	51,094
TranS1 Inc. (a)	3,200	15,392
Transcend Services Inc. (a)	1,700	29,699
Triple-S Management Corp. Class B (a)	5,300	88,881
U.S. Physical Therapy Inc. (a)	3,000	45,210
Universal American Financial Corp. (a)	6,956	65,526
Utah Medical Products Inc.	878	25,743
Vanda Pharmaceuticals Inc. (a)	6,800	79,152
Varian Inc. (a)	7,308	373,146
Vascular Solutions Inc. (a)	4,400	36,388
Vical Inc. (a)	10,663	45,424
ViroPharma Inc. (a)	19,700	189,514
Virtual Radiologic Corp. (a)	1,378	17,955
Vital Images Inc. (a)	3,690	46,199
VIVUS Inc. (a)	20,261	211,727
Volcano Corp. (a)	12,400	208,568
WellCare Health Plans Inc. (a)	10,677	263,188
West Pharmaceutical Services Inc.	8,314	337,632
Wright Medical Group Inc. (a)	9,745	174,046
Xenoport Inc. (a)	7,522	159,692
Young Innovations Inc.	1,300	34,203
Zoll Medical Corp. (a)	5,366	115,476
ZymoGenetics Inc. (a)	9,595	57,954

		32,425,504

Industrials (15.50%)
3D Systems Corp. (a)	4,280	39,504
Aaon Inc.	3,097	62,188
AAR Corp. (a)	9,903	217,272
ABM Industries Inc.	11,735	246,904
Acacia Research - Acacia Technologies (a)	8,200	71,422
ACCO Brands Corp. (a)	13,532	97,701
Aceto Corp.	5,964	39,362
Actuant Corp. Class A	17,045	273,743
Acuity Brands Inc.	10,913	351,508

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Administaff Inc.	5,399	$141,832
Advanced Battery Technologies Inc. (a)	13,608	59,059
Advisory Board Co. (a)	3,978	100,007
Aerovironment Inc. (a)	3,404	95,618
Air Transport Services Group Inc. (a)	14,900	51,554
Aircastle Ltd.	11,900	115,073
Airtran Holdings Inc. (a)	30,117	188,231
Alamo Group Inc.	1,485	23,463
Alaska Air Group Inc. (a)	9,317	249,602
Albany International Corp. Class A	6,951	134,849
Allegiant Travel Co. (a)	3,910	148,932
Altra Holdings Inc. (a)	6,900	77,211
Amerco Inc. (a)	2,288	104,928
American Commercial Lines Inc. (a)	2,218	64,588
American Ecology Corp.	4,558	85,235
American Railcar Industries Inc.	2,109	22,376
American Reprographics Co. (a)	9,321	88,736
American Science & Engineering Inc.	2,281	155,199
American Superconductor Corp. (a)	10,996	368,806
American Woodmark Corp.	2,533	48,988
Ameron International Corp.	2,352	164,593
Ampco-Pittsburgh Corp.	2,200	58,498
AMREP Corp. (a)	500	6,600
AO Smith Corp.	5,629	214,465
APAC Customer Services Inc. (a)	6,500	38,415
Apogee Enterprises Inc.	7,136	107,183
Applied Industrial Technologies Inc.	10,849	229,565
Applied Signal Technology Inc.	3,400	79,118
Argan Inc. (a)	1,800	24,192
ARGON ST Inc. (a)	3,415	65,056
Arkansas Best Corp.	6,490	194,311
Ascent Solar Technologies Inc. (a)	4,200	31,668
Astec Industries Inc. (a)	4,614	117,519
Astronics Corp. (a)	2,400	22,560
ATC Technology Corp. (a)	5,068	100,144
Atlas Air Worldwide Holdings Inc. (a)	4,343	138,846
Avis Budget Group Inc. (a)	25,700	343,352
AZZ Inc. (a)	3,100	124,527
Badger Meter Inc.	3,730	144,314
Baldor Electric Co.	11,772	321,846
Barnes Group Inc.	11,844	202,414
Barrett Business Services Inc.	1,800	19,044
Beacon Roofing Supply Inc. (a)	11,585	185,128
Belden Inc.	11,773	271,956
Blount International Inc. (a)	9,794	92,749
BlueLinx Holdings Inc. (a)	2,600	10,426
Bowne & Co. Inc.	9,521	73,312
Brady Corp.	12,113	347,885
Briggs & Stratton Corp.	12,780	248,060
Broadwind Energy Inc. (a)	8,000	63,120
Builders Firstsource Inc. (a)	4,100	17,876
CAI International Inc. (a)	2,300	16,951
Cascade Corp.	2,362	63,160
CBIZ Inc. (a)	11,236	83,821
CDI Corp.	2,986	41,953
Celadon Group Inc. (a)	5,700	64,467

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Cenveo Inc. (a)	12,571	$86,991
Ceradyne Inc. (a)	6,620	121,345
Chart Industries Inc. (a)	7,300	157,607
Chase Corp.	1,400	16,380
China BAK Battery Inc. (a)	10,200	50,490
China Fire & Security Group Inc. (a)	3,600	69,120
CIRCOR International Inc.	4,321	122,111
Clarcor Inc.	12,913	404,952
Clean Harbors Inc. (a)	5,468	307,630
Colfax Corp. (a)	6,144	65,311
Columbus McKinnon Corp. (a)	5,000	75,750
Comfort Systems USA Inc.	9,873	114,428
COMSYS IT Partners Inc. (a)	4,045	25,888
Consolidated Graphics Inc. (a)	2,501	62,400
Cornell Companies Inc. (a)	2,800	62,832
Corporate Executive Board Co.	8,700	216,630
CoStar Group Inc. (a)	5,088	209,727
Courier Corp.	2,501	37,890
CRA International Inc. (a)	2,815	76,821
Cubic Corp.	3,965	156,499
Curtiss-Wright Corp.	11,478	391,744
Deluxe Corp.	13,100	224,010
Diamond Management & Technology Consultants Inc.	5,800	39,730
DigitalGlobe Inc. (a)	3,687	82,478
Dollar Thrifty Automotive Group Inc. (a)	5,512	135,540
Ducommun Inc.	2,528	47,804
DXP Enterprises Inc. (a)	2,100	23,415
Dycom Industries Inc. (a)	9,933	122,176
Dynamex Inc. (a)	2,604	42,523
Dynamic Materials Corp.	3,254	64,950
DynCorp International Inc. Class A (a)	6,300	113,400
Eagle Bulk Shipping Inc.	15,477	79,397
Eastern Co.	1,701	27,046
EMCOR Group Inc. (a)	16,656	421,730
Encore Wire Corp.	4,695	104,886
Ener1 Inc. (a)	12,200	84,424
Energy Conversion Devices Inc. (a)	11,814	136,806
Energy Recovery Inc. (a)	8,400	48,888
EnergySolutions Inc.	19,400	178,868
EnerNOC Inc. (a)	3,530	117,055
EnerSys (a)	10,185	225,292
Ennis Inc.	6,632	106,974
EnPro Industries Inc. (a)	5,048	115,397
ESCO Technologies Inc. (a)	6,710	264,374
Esterline Technologies Corp. (a)	7,489	293,644
Evergreen Solar Inc. (a)	48,270	92,678
Exponent Inc. (a)	3,429	96,595
Federal Signal Corp.	12,434	89,400
First Advantage Corp. Class A (a)	2,701	50,104
Flanders Corp. (a)	4,000	20,640
Flow International Corp. (a)	10,400	26,936
Force Protection Inc. (a)	17,900	97,734
Forward Air Corp.	7,408	171,495
Franklin Covey Co. (a)	3,100	18,135
Franklin Electric Co. Inc.	5,898	169,096

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Freightcar America Inc.	3,160	$76,788
Fuel Tech Inc. (a)	4,500	50,400
FuelCell Energy Inc. (a)	16,710	71,352
Furmanite Corp. (a)	9,400	40,514
Fushi Copperweld Inc. (a)	4,100	34,686
G&K Services Inc. Class A	4,780	105,925
Genco Shipping & Trading Ltd.	6,594	137,023
GenCorp Inc. (a)	12,926	69,283
Genesee & Wyoming Inc. (a)	9,450	286,524
Geo Group Inc. (a)	13,080	263,824
GeoEye Inc. (a)	4,700	125,960
Gibraltar Industries Inc.	6,882	91,324
Gormann-Rupp Co., The	3,587	89,352
GP Strategies Corp. (a)	3,800	28,462
GrafTech International Ltd. (a)	30,453	447,659
Graham Corp.	2,600	40,430
Granite Construction Inc.	8,653	267,724
Great Lakes Dredge & Dock Co.	10,100	70,498
Greenbrier Companies Inc.	4,134	48,409
Griffon Corp. (a)	11,136	112,140
GT Solar International Inc. (a)	8,100	47,061
H&E Equipment Services Inc. (a)	7,000	79,310
Harbin Electric Inc. (a)	3,759	63,452
Hawaiian Holdings Inc. (a)	13,200	109,032
Healthcare Services Group Inc.	10,965	201,317
Heartland Express Inc.	12,876	185,414
Heico Corp.	5,878	254,870
Heidrick & Struggles International Inc.	4,312	100,297
Heritage-Crystal Clean Inc. (a)	500	6,375
Herley Industries Inc. (a)	3,295	43,000
Herman Miller Inc.	13,800	233,358
Hexcel Corp. (a)	24,432	279,502
Hill International Inc. (a)	5,992	42,543
HNI Corp.	11,347	267,789
Horizon Lines Inc.	7,700	48,895
Houston Wire & Cable Co.	4,500	49,725
Hub Group Inc. (a)	9,350	213,648
Hurco Companies Inc. (a)	1,600	27,328
Huron Consulting Group Inc. (a)	5,490	141,807
ICF International Inc. (a)	2,300	69,736
ICT Group Inc. (a)	2,530	26,565
II-VI Inc. (a)	6,298	160,221
Innerworkings Inc. (a)	6,652	32,861
Insituform Technologies Inc. (a)	9,956	190,558
Insteel Industries Inc.	4,500	53,775
Integrated Electrical Services Inc. (a)	1,700	13,685
Interface Inc.	12,505	103,792
Interline Brands Inc. (a)	8,339	140,512
International Shipholding Corp.	1,333	41,070
Jetblue Airways Corp. (a)	64,335	384,723
John Bean Technologies Corp.	7,000	127,190
Kadant Inc. (a)	3,158	38,307
Kaman Corp.	6,546	143,881
Kaydon Corp.	8,385	271,842
Kelly Services Inc. Class A	6,716	82,607

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kforce Inc. (a)	7,426	$89,261
Kimball International Inc. Class B	7,983	60,910
Knight Transportation Inc.	14,396	241,565
Knoll Inc.	12,044	125,619
Korn/Ferry International (a)	11,433	166,807
K-Tron International Inc. (a)	660	62,839
L.B. Foster Co. (a)	2,536	77,551
LaBarge Inc. (a)	3,100	34,875
Ladish Co. Inc. (a)	4,100	62,033
Lawson Products Inc.	911	15,861
Layne Christensen Co. (a)	4,986	159,801
Lindsay Corp.	3,098	121,999
LMI Aerospace Inc. (a)	2,200	22,066
LSI Industries Inc.	4,647	30,903
M & F Worldwide Corp. (a)	2,764	55,943
Marten Transport Ltd. (a)	3,865	65,937
MasTec Inc. (a)	13,381	162,579
McGrath Rentcorp	6,040	128,471
Metalico Inc. (a)	8,499	35,441
Met-Pro Corp.	3,800	36,822
Michael Baker Corp. (a)	2,000	72,680
Microvision Inc. (a)	19,022	104,811
Middleby Corp. (a)	4,193	230,657
Miller Industries Inc. (a)	2,400	26,400
Mine Safety Appliances Co.	6,818	187,563
Mobile Mini Inc. (a)	9,094	157,872
Moog Inc. Class A (a)	10,774	317,833
MPS Group Inc. (a)	23,342	245,558
Mueller Industries Inc.	9,511	227,028
Mueller Water Products Inc.	38,803	212,640
Multi-Color Corp.	2,473	38,158
MYR Group Inc. (a)	4,400	92,796
NACCO Industries Inc. Class A	1,348	80,974
Navigant Consulting Inc. (a)	12,848	173,448
NCI Building Systems Inc. (a)	4,732	15,142
Nordson Corp.	8,521	477,943
North American Galvanizing & Coating Inc. (a)	3,200	19,424
Northwest Pipe Co. (a)	2,400	80,472
Odyssey Marine Exploration Inc. (a)	14,800	27,528
Old Dominion Freight Line Inc. (a)	7,075	215,292
Omega Flex Inc.	600	10,062
On Assignment Inc. (a)	9,300	54,405
Orbital Sciences Corp. (a)	14,229	213,008
Orion Energy Systems Inc. (a)	4,200	13,146
Orion Marine Group Inc. (a)	6,764	138,933
Otter Tail Corp.	9,091	217,548
Pacer International Inc.	8,370	32,308
Patriot Transportation Holding Inc. (a)	300	22,650
Perma-Fix Environmental Services (a)	14,600	34,164
Pike Electric Corp. (a)	4,100	49,118
PMFG Inc. (a)	3,300	42,438
Polypore International Inc. (a)	5,800	74,878
Portec Rail Products Inc.	1,500	14,235
Powell Industries Inc. (a)	1,955	75,052
Power-One Inc. (a)	19,808	38,626

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
PowerSecure International Inc. (a)	4,100	$27,798
Preformed Line Products Co.	500	20,025
Primoris Services Corp.	1,964	14,160
Quanex Building Products Corp.	9,641	138,445
Raven Industries Inc.	4,092	109,379
RBC Bearings Inc. (a)	5,600	130,648
Regal-Beloit Corp.	9,111	416,464
Republic Airways Holdings Inc. (a)	8,832	82,403
Resources Connection Inc. (a)	11,264	192,164
Robbins & Myers Inc.	6,648	156,095
Rollins Inc.	11,251	212,081
RSC Holdings Inc. (a)	12,500	90,875
Rush Enterprises Inc. Class A (a)	8,168	105,531
Saia Inc. (a)	3,435	55,235
SatCon Technology Corp. (a)	17,287	29,561
Sauer-Danfoss Inc.	2,839	21,775
Schawk Inc.	3,882	45,303
School Specialty Inc. (a)	4,764	113,002
Seaboard Corp.	84	109,202
Simpson Manufacturing Co. Inc.	9,757	246,462
SkyWest Inc.	14,221	235,784
SmartHeat Inc. (a)	1,572	18,660
Spherion Corp. (a)	13,293	82,550
Standard Parking Corp. (a)	1,900	33,231
Standard Register Co.	4,996	29,376
Standex International Corp.	3,127	62,008
Stanley Inc. (a)	2,930	75,360
Steelcase Inc.	18,200	113,022
Sterling Construction Company Inc. (a)	3,400	60,894
Sun Hydraulics Corp.	3,200	67,392
Sykes Enterprises Inc. (a)	8,869	184,653
TAL International Group Inc.	3,800	54,036
Taser International Inc. (a)	15,892	75,010
TBS International Ltd. Class A (a)	3,400	29,580
Team Inc. (a)	4,800	81,360
Tecumseh Products Co. Class A (a)	4,403	49,886
Teledyne Technologies Inc. (a)	9,113	327,977
Tennant Co.	4,771	138,645
Tetra Tech Inc. (a)	15,321	406,466
Textainer Group Holdings Ltd.	2,200	35,222
Titan International Inc.	9,047	80,518
Titan Machinery Inc. (a)	3,300	41,316
Todd Shipyards Corp.	1,400	23,016
Tredegar Corp.	7,499	108,736
Trex Co. Inc. (a)	3,934	71,599
TriMas Corp. (a)	3,700	18,870
Triumph Group Inc.	4,282	205,493
TrueBlue Inc. (a)	11,110	156,318
Tutor Perini Corp. (a)	6,473	137,875
Twin Disc Inc.	2,052	25,588
UAL Corp. (a)	36,133	333,146
Ultralife Corp. (a)	3,100	18,786
Ultrapetrol Bahamas Ltd. (a)	5,800	28,536
United Capital Corp. (a)	400	9,248
United Rentals Inc. (a)	15,400	158,620

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Stationers Inc. (a)	6,054	$288,231
Universal Forest Products Inc.	4,910	193,749
Universal Truckload Services Inc.	1,400	23,114
US Airways Group Inc. (a)	40,631	190,966
USA Truck Inc. (a)	2,155	27,368
Valence Technology Inc. (a)	12,400	22,320
Viad Corp.	5,162	102,775
Vicor Corp. (a)	4,808	37,118
Volt Information Sciences Inc. (a)	2,941	35,939
VSE Corp.	1,100	42,911
Waste Services Inc. (a)	4,557	21,053
Watsco Inc.	6,768	364,863
Watson Wyatt Worldwide Inc.	10,812	470,971
Watts Water Technologies Inc.	7,351	222,368
Werner Enterprises Inc.	10,826	201,688
Willis Lease Finance Corp. (a)	1,100	15,037
Woodward Governor Co.	15,410	373,847
YRC Worldwide Inc. (a)	13,990	62,256

		35,937,508

Information Technology (18.92%)
3Com Corp (a)	98,232	513,753
3PAR Inc. (a)	6,972	76,901
ACI Worldwide Inc. (a)	9,016	136,412
Acme Packet Inc. (a)	9,900	99,099
Actel Corp. (a)	6,737	81,989
ActivIdentity Corp. (a)	12,600	34,902
Actuate Corp. (a)	11,400	65,892
Acxiom Corp. (a)	16,961	160,451
Adaptec Inc. (a)	30,824	102,952
ADC Telecommunications Inc. (a)	24,343	203,021
Adtran Inc.	13,932	342,031
Advanced Analogic Technologies Inc. (a)	11,000	43,670
Advanced Energy Industries Inc. (a)	8,433	120,086
Advent Software Inc. (a)	3,905	157,176
Agilysys Inc.	3,514	23,157
Airvana Inc. (a)	6,211	42,048
American Software Inc. Class A	5,400	35,262
Amkor Technology Inc. (a)	27,964	192,392
ANADIGICS Inc. (a)	16,000	75,360
Anaren Inc. (a)	3,746	63,682
Anixter International Inc. (a)	7,535	302,229
Applied Micro Circuits Corp. (a)	16,762	167,452
ArcSight Inc. (a)	4,828	116,210
Ariba Inc. (a)	22,031	255,560
Arris Group Inc. (a)	31,406	408,592
Art Technology Group Inc. (a)	31,976	123,427
Aruba Networks Inc. (a)	15,100	133,484
AsiaInfo Holdings Inc. (a)	7,500	149,775
Atheros Communications (a)	15,425	409,225
ATMI Inc. (a)	7,988	144,982
Avid Technology Inc. (a)	7,200	101,448
Avocent Corp. (a)	11,332	229,700
Bel Fuse Inc.	2,483	47,251
Benchmark Electronics Inc. (a)	16,476	296,568

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
BigBand Networks Inc. (a)	9,044	$36,266
Black Box Corp.	4,455	111,776
Blackbaud Inc.	11,211	260,095
Blackboard Inc. (a)	8,091	305,678
Blue Coat Systems Inc. (a)	9,920	224,093
Bottomline Technologies Inc. (a)	6,431	82,960
Brightpoint Inc. (a)	12,761	111,659
Brooks Automation Inc. (a)	16,449	127,151
Cabot Microelectronics Corp. (a)	5,961	207,800
CACI International Inc. (a)	7,592	358,874
Callidus Software Inc. (a)	7,473	22,494
Cass Information Systems Inc.	2,055	61,362
Cavium Networks Inc. (a)	9,261	198,834
CEVA Inc. (a)	4,900	52,675
Checkpoint Systems Inc. (a)	9,715	159,715
China Information Security Technology Inc. (a)	7,500	41,550
China Security & Surveillance Technology Inc. (a)	8,400	59,976
China TransInfo Technology Corp. (a)	2,033	19,232
Chordiant Software Inc. (a)	7,760	30,186
Ciber Inc. (a)	17,243	68,972
Cirrus Logic Inc. (a)	16,697	92,835
Cogent Inc. (a)	10,585	106,908
Cognex Corp.	10,161	166,437
Cogo Group Inc. (a)	5,724	35,031
Coherent Inc. (a)	5,500	128,260
Cohu Inc.	6,008	81,468
Communications Systems Inc.	1,400	16,352
Commvault Systems Inc. (a)	10,688	221,776
Compellent Technologies Inc. (a)	4,331	78,175
Computer Task Group Inc. (a)	3,600	29,196
comScore Inc. (a)	5,528	99,559
Comtech Telecommunications Corp. (a)	7,197	239,084
Comverge Inc. (a)	4,828	58,950
Concur Technologies Inc. (a)	10,049	399,548
Constant Contact Inc. (a)	6,100	117,425
CPI International Inc. (a)	1,700	19,023
Cray Inc. (a)	8,422	70,155
CSG Systems International Inc. (a)	8,965	143,530
CTS Corp.	8,641	80,361
CyberSource Corp. (a)	17,663	294,442
Cymer Inc. (a)	7,576	294,403
Daktronics Inc.	8,552	73,291
DDi Corp. (a)	3,300	14,025
DealerTrack Holdings Inc. (a)	9,641	182,311
Deltek Inc. (a)	4,405	33,874
DemandTec Inc. (a)	5,100	45,033
DG FastChannel Inc. (a)	5,230	109,516
Dice Holdings Inc. (a)	4,018	26,358
Digi International Inc. (a)	6,080	51,802
Digital River Inc. (a)	9,678	390,217
Diodes Inc. (a)	7,946	143,743
DivX Inc. (a)	8,000	43,680
Double-Take Software Inc. (a)	4,400	44,836

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
DSP Group Inc. (a)	5,824	$47,407
DTS Inc. (a)	4,484	122,772
Dynamics Research Corp. (a)	2,359	30,714
EarthLink Inc.	26,540	223,201
Ebix Inc. (a)	1,700	94,112
Echelon Corp. (a)	8,344	107,387
Electro Rent Corp.	4,506	51,909
Electro Scientific Industries Inc. (a)	7,038	94,239
Electronics for Imaging Inc. (a)	12,608	142,092
eLoyalty Corp. (a)	1,500	12,015
EMCORE Corp. (a)	20,500	26,650
EMS Technologies Inc. (a)	3,839	79,928
Emulex Corp. (a)	20,880	214,855
Entegris Inc. (a)	32,813	162,424
Entropic Communications Inc. (a)	14,200	38,908
Epicor Software Corp. (a)	12,114	77,166
EPIQ Systems Inc. (a)	8,190	118,755
ePlus Inc. (a)	1,118	17,385
Euronet Worldwide Inc. (a)	12,297	295,497
Exar Corp. (a)	8,967	65,907
Exlservice Holdings Inc. (a)	3,664	54,447
Extreme Networks Inc. (a)	22,764	63,739
Fair Isaac Corp.	12,343	265,251
FalconStor Software Inc. (a)	8,816	43,816
FARO Technologies Inc. (a)	4,249	72,998
FEI Co. (a)	9,586	236,295
Formfactor Inc. (a)	12,443	297,637
Forrester Research Inc. (a)	3,952	105,281
Gartner Inc. (a)	14,930	272,771
Global Cash Access Holdings Inc. (a)	9,337	68,253
Globecomm Systems Inc. (a)	5,200	37,804
GSE Systems Inc. (a)	3,900	24,258
GSI Commerce Inc. (a)	6,994	135,054
GSI Technology Inc. (a)	4,300	17,157
Hackett Group Inc. (a)	10,694	31,013
Harmonic Inc. (a)	24,110	161,055
Harris Stratex Networks Inc. Class A (a)	15,150	106,050
Heartland Payment Systems Inc.	9,600	139,296
Hittite Microwave Corp. (a)	5,500	202,290
Hughes Communications Inc. (a)	2,300	69,782
i2 Technologies Inc. (a)	4,100	65,764
ICx Technologies Inc. (a)	2,700	15,984
iGate Corp.	5,826	49,987
Imation Corp.	7,659	70,999
Imergent Inc.	1,800	14,184
Immersion Corp. (a)	7,200	30,816
Infinera Corp. (a)	21,021	167,117
infoGROUP Inc. (a)	8,625	60,461
Informatica Corp. (a)	22,032	497,483
Information Services Group Inc. (a)	5,700	22,743
InfoSpace Inc. (a)	8,720	67,493
Innodata Isogen Inc. (a)	5,900	46,905
Insight Enterprises Inc. (a)	11,548	141,001
Integral Systems Inc. (a)	4,406	30,401
Intellon Corp. (a)	5,800	41,122

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Interactive Intelligence Inc. (a)	3,111	$59,451
InterDigital Inc. (a)	10,992	254,575
Intermec Inc. (a)	15,604	220,016
Internap Network Services Corp. (a)	12,990	41,698
Internet Brands Inc. (a)	6,900	55,062
Internet Capital Group Inc. (a)	9,421	78,760
Intevac Inc. (a)	5,632	75,694
iPass Inc. (a)	12,200	16,836
IPG Photonics Corp. (a)	5,826	88,555
Isilon Systems Inc. (a)	6,341	38,680
Ixia (a)	7,699	52,815
IXYS Corp.	6,314	53,732
j2 Global Communications Inc. (a)	11,290	259,783
Jack Henry & Associates Inc.	21,314	500,240
JDA Software Group Inc. (a)	6,732	147,700
Kenexa Corp. (a)	5,800	78,184
Keynote Systems Inc. (a)	2,890	27,253
Knot Inc., The (a)	7,700	84,084
Kopin Corp. (a)	17,100	82,080
Kulicke & Soffa Industries Inc. (a)	17,182	103,607
KVH Industries Inc. (a)	3,400	33,966
L-1 Identity Solutions Inc. (a)	19,247	134,537
Lattice Semiconductor Corp. (a)	29,593	66,584
Lawson Software Inc. (a)	34,480	215,155
Limelight Networks Inc. (a)	8,779	35,643
Lionbridge Technologies Inc. (a)	14,200	36,920
Liquidity Services Inc. (a)	3,900	40,248
Littelfuse Inc. (a)	5,537	145,291
LivePerson Inc. (a)	10,600	53,424
LogMeIn Inc. (a)	1,870	34,240
LoopNet Inc. (a)	5,100	46,104
Loral Space & Communications Inc. (a)	2,800	76,944
Manhattan Associates Inc. (a)	5,805	117,261
ManTech International Corp. (a)	5,555	261,974
Marchex Inc. Class B	4,466	21,928
MAXIMUS Inc.	4,499	209,653
Maxwell Technologies Inc. (a)	5,700	105,051
Measurement Specialties Inc. (a)	3,700	37,777
MEMSIC Inc. (a)	3,600	13,500
Mentor Graphics Corp. (a)	23,656	220,237
Mercadolibre Inc. (a)	6,600	253,836
Mercury Computer Systems Inc. (a)	5,578	54,999
Methode Electronics Inc.	9,667	83,813
Micrel Inc.	11,595	94,499
Microsemi Corp. (a)	20,461	323,079
MicroStrategy Inc. (a)	2,325	166,330
Microtune Inc. (a)	13,377	24,346
MIPS Technologies Inc. (a)	12,120	45,692
MKS Instruments Inc. (a)	12,578	242,630
ModusLink Global Solutions Inc. (a)	11,795	95,422
MoneyGram International Inc. (a)	20,500	64,370
Monolithic Power Systems Inc. (a)	8,503	199,395
Monotype Imaging Holdings Inc. (a)	5,400	45,414
Move Inc. (a)	39,408	106,402
MSC.Software Corp. (a)	11,600	97,556

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MTS Systems Corp.	4,270	$124,727
Multi-Fineline Electronix Inc. (a)	2,534	72,751
NCI Inc. (a)	1,700	48,722
Ness Technologies Inc. (a)	9,905	78,150
Net 1 UEPS Technologies Inc. (a)	7,835	164,222
Netezza Corp. (a)	12,095	135,948
Netgear Inc. (a)	8,848	162,361
Netlogic Microsystems Inc. (a)	4,531	203,895
NetScout Systems Inc. (a)	6,300	85,113
NetSuite Inc. (a)	4,200	64,260
Network Equipment Technologies Inc. (a)	7,100	51,333
Newport Corp. (a)	9,418	82,502
NIC Inc.	12,806	113,845
Novatel Wireless Inc. (a)	7,780	88,381
NVE Corp. (a)	1,200	63,792
Omniture Inc. (a)	17,068	365,938
Omnivision Technologies Inc. (a)	12,545	204,233
Online Resources Corp. (a)	6,818	42,067
OpenTable Inc. (a)	700	19,292
OpenTV Corp. Class A (a)	20,600	28,428
Openwave Systems Inc. (a)	21,400	55,640
Oplink Communications Inc. (a)	5,145	74,705
OPNET Technologies Inc.	3,200	34,976
OpNext Inc. (a)	6,272	18,377
OSI Systems Inc. (a)	4,065	74,349
Palm Inc. (a)	41,726	727,284
PAR Technology Corp. (a)	1,900	12,122
Parametric Technology Corp. (a)	29,244	404,152
Park Electrochemical Corp.	5,188	127,884
ParkerVision Inc. (a)	8,100	33,129
PC Connection Inc. (a)	2,020	10,989
PC Mall Inc. (a)	2,900	19,894
PC-Tel Inc. (a)	4,458	27,862
Pegasystems Inc.	3,740	129,142
Perficient Inc. (a)	7,600	62,852
Pericom Semiconductor Corp. (a)	6,609	64,834
Perot Systems Corp. (a)	22,119	656,934
Pervasive Software Inc. (a)	3,600	17,820
Phoenix Technologies Ltd. (a)	9,363	34,175
Photronics Inc. (a)	11,172	52,955
Plantronics Inc.	12,396	332,337
Plexus Corp. (a)	9,940	261,820
PLX Technology Inc. (a)	9,111	30,704
Polycom Inc. (a)	21,309	570,016
Power Integrations Inc.	6,089	202,946
Powerwave Technologies Inc. (a)	33,836	54,138
Progress Software Corp. (a)	10,235	231,823
PROS Holdings Inc. (a)	5,100	42,942
QAD Inc.	3,647	16,594
Quantum Corp. (a)	52,395	66,018
Quest Software Inc. (a)	15,473	260,720
Rackspace Hosting Inc. (a)	16,735	285,499
Radiant Systems Inc. (a)	6,914	74,256
Radisys Corp. (a)	6,229	54,130
RAE Systems Inc. (a)	9,600	10,560

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RealNetworks Inc. (a)	21,479	$79,902
Renaissance Learning Inc.	1,792	17,812
RF Micro Devices Inc. (a)	67,298	365,428
RightNow Technologies Inc. (a)	5,594	80,777
Rimage Corp. (a)	2,297	39,256
Riverbed Technology Inc. (a)	14,000	307,440
Rofin-Sinar Technologies Inc. (a)	7,434	170,685
Rogers Corp. (a)	3,965	118,831
Rosetta Stone Inc. (a)	1,589	36,483
Rubicon Technology Inc. (a)	3,200	47,488
Rudolph Technologies Inc. (a)	7,917	58,586
S1 Corp. (a)	13,272	82,021
Saba Software Inc. (a)	6,000	25,260
Sapient Corp. (a)	21,608	173,728
SAVVIS Inc. (a)	9,300	147,126
ScanSource Inc. (a)	6,678	189,121
SeaChange International Inc. (a)	8,200	61,500
Semitool Inc. (a)	5,645	47,700
Semtech Corp. (a)	15,622	265,730
ShoreTel Inc. (a)	11,239	87,777
Sigma Designs Inc. (a)	6,796	98,746
Silicon Graphics International Corp. (a)	7,700	51,667
Silicon Image Inc. (a)	19,173	46,590
Silicon Storage Technology Inc. (a)	20,384	49,329
Skyworks Solutions Inc. (a)	42,416	561,588
Smart Modular Technologies (WWH) Inc. (a)	8,925	42,483
Smith Micro Software Inc. (a)	7,300	90,228
SolarWinds Inc. (a)	3,000	66,090
Solera Holdings Inc.	17,597	547,443
SonicWALL Inc. (a)	13,595	114,198
Sonus Networks Inc. (a)	52,506	111,313
Sourcefire Inc. (a)	5,700	122,379
Spectrum Control Inc. (a)	3,100	26,319
SPSS Inc. (a)	4,620	230,769
SRA International Inc. (a)	10,452	225,659
SRS Labs Inc. (a)	2,700	19,737
Standard Microsystems Corp. (a)	5,632	130,719
Starent Networks Corp. (a)	10,027	254,886
StarTek Inc. (a)	3,300	28,644
STEC Inc. (a)	6,300	185,157
Stratasys Inc. (a)	5,214	89,472
SuccessFactors Inc. (a)	9,507	133,763
Super Micro Computer Inc. (a)	5,907	49,973
Supertex Inc. (a)	2,780	83,400
Support.com Inc. (a)	11,300	27,120
Switch & Data Facilities Co. (a)	5,174	70,418
Sycamore Networks Inc. (a)	49,274	148,807
Symmetricom Inc. (a)	11,346	58,772
Symyx Technologies Inc. (a)	8,303	54,966
Synaptics Inc. (a)	8,824	222,365
Synchronoss Technologies Inc. (a)	4,800	59,856
SYNNEX Corp. (a)	4,905	149,504
Syntel Inc.	3,258	155,504
Take-Two Interactive Software Inc. (a)	20,600	230,926
Taleo Corp. (a)	8,033	181,867

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Technitrol Inc.	10,480	$96,521
TechTarget (a)	2,726	15,538
Techwell Inc. (a)	3,754	41,219
Tekelec (a)	16,819	276,336
TeleCommunication Systems Inc. Class A (a)	9,800	81,928
TeleTech Holdings Inc. (a)	8,305	141,683
Terremark Worldwide Inc. (a)	14,593	90,768
Tessera Technologies Inc. (a)	12,272	342,266
THQ Inc. (a)	17,309	118,394
TIBCO Software Inc. (a)	44,402	421,375
Tier Technologies Inc. Class B (a)	4,300	36,464
TiVo Inc. (a)	26,340	272,882
TNS Inc. (a)	6,315	173,031
Travelzoo Inc. (a)	1,300	18,369
Trident Microsystems Inc. (a)	16,084	41,658
TriQuint Semiconductor Inc. (a)	37,241	287,501
TTM Technologies Inc. (a)	11,060	126,858
Tyler Technologies Inc. (a)	7,990	136,549
Ultimate Software Group Inc. (a)	6,233	179,012
Ultratech Inc. (a)	6,079	80,425
Unica Corp. (a)	3,400	25,908
Unisys Corp. (a)	93,234	248,935
United Online Inc.	21,456	172,506
Universal Display Corp. (a)	7,433	88,750
UTStarcom Inc. (a)	28,543	59,655
ValueClick Inc. (a)	21,964	289,705
VASCO Data Security International Inc. (a)	6,902	51,213
Veeco Instruments Inc. (a)	8,202	191,271
VeriFone Holdings Inc. (a)	18,500	293,965
ViaSat Inc. (a)	6,664	177,129
Virage Logic Corp. (a)	3,800	19,798
Virtusa Corp. (a)	3,400	32,266
Vocus Inc. (a)	4,300	89,827
Volterra Semiconductor Corp. (a)	5,821	106,932
Web.com Group Inc. (a)	6,800	48,212
Websense Inc. (a)	11,402	191,554
White Electronic Designs Corp. (a)	5,400	24,948
Wright Express Corp. (a)	9,698	286,198
X-Rite Inc. (a)	6,000	12,060
Zix Corp. (a)	17,300	38,060
Zoran Corp. (a)	13,294	153,147
Zygo Corp. (a)	3,800	25,764

		43,866,572

Materials (4.33%)
A. Schulman Inc.	6,018	119,939
AEP Industries Inc. (a)	1,400	55,860
Allied Nevada Gold Corp. (a)	11,808	115,600
AM Castle & Co.	4,189	41,639
AMCOL International Corp.	6,044	138,347
American Vanguard Corp.	5,013	41,658
Ampal-American Israel Corp. Class A (a)	5,000	10,150
Arch Chemicals Inc.	6,382	191,396

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Balchem Corp.	4,592	$120,770
Boise Inc. (a)	7,096	37,467
Brush Engineered Materials Inc. (a)	5,152	126,018
Buckeye Technologies Inc. (a)	9,680	103,866
Bway Holding Co. (a)	1,900	35,169
Calgon Carbon Corp. (a)	14,052	208,391
Century Aluminum Co. (a)	11,600	108,460
China Green Agriculture Inc. (a)	2,491	29,195
China Precision Steel Inc. (a)	8,500	23,120
Clearwater Paper Corp. (a)	2,938	121,428
Coeur d’Alena Mines Corp. (a)	19,046	390,443
Deltic Timber Corp.	2,730	124,952
Domtar Corp. (a)	10,541	371,254
Ferro Corp.	11,317	100,721
General Moly Inc. (a)	16,300	51,345
General Steel Holdings Inc. (a)	4,200	16,338
GenTek Inc. (a)	2,123	80,759
Glatfelter	11,596	133,122
Graphic Packaging Holding Co. (a)	28,660	66,205
Hawkins Inc.	2,165	50,574
Haynes International Inc. (a)	3,100	98,642
HB Fuller Co.	12,454	260,289
Headwaters Inc. (a)	12,620	48,839
Hecla Mining Co. (a)	55,891	245,361
Horsehead Holding Corp. (a)	10,929	128,088
ICO Inc. (a)	7,300	34,091
Innophos Holdings Inc.	4,400	81,400
Innospec Inc.	5,939	87,600
Kaiser Aluminum Corp.	3,900	141,804
Kapstone Paper and Packaging Corp. (a)	4,873	39,666
Koppers Holdings Inc.	5,119	151,778
Landec Corp. (a)	6,700	42,880
Louisiana-Pacific Corp. (a)	26,500	176,755
LSB Industries Inc. (a)	4,400	68,508
Minerals Technologies Inc.	4,809	228,716
Myers Industries Inc.	8,045	86,645
Neenah Paper Inc.	3,553	41,819
NewMarket Corp.	2,533	235,670
NL Industries Inc.	1,843	12,330
Olin Corp.	19,810	345,486
Olympic Steel Inc.	2,300	65,987
OM Group Inc. (a)	7,691	233,729
Omnova Solutions Inc. (a)	10,758	69,712
Paramount Gold and Silver Corp. (a)	16,300	22,331
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
PolyOne Corp. (a)	23,048	153,730
Quaker Chemical Corp.	2,800	61,404
Rock-Tenn Co. Class A	9,722	458,003
Rockwood Holdings Inc. (a)	12,425	255,582
RTI International Metals Inc. (a)	7,574	188,668
Schweitzer-Mauduit International Inc.	3,831	208,253
Sensient Technologies Corp.	12,353	343,043
ShengdaTech Inc. (a)	6,932	44,088
Silgan Holdings Inc.	6,840	360,673

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Solutia Inc. (a)	30,190	$349,600
Spartech Corp.	7,804	84,049
Stepan Co.	1,851	111,208
Stillwater Mining Co. (a)	10,399	69,881
Sutor Technology Group Ltd. (a)	1,900	6,004
Texas Industries Inc.	5,927	248,934
U.S. Concrete Inc. (a)	9,500	16,435
United States Lime & Minerals Inc. (a)	400	14,368
Universal Stainless & Alloy Products Inc. (a)	1,624	29,638
US Gold Corp. (a)	20,500	59,245
Wausau Paper Corp.	11,126	111,260
Westlake Chemical Corp.	5,000	128,500
Worthington Industries Inc.	15,196	211,224
WR Grace & Co. (a)	18,287	397,559
Zep Inc.	5,331	86,629
Zoltek Companies Inc. (a)	7,105	74,602

		10,034,892

Telecommunication Services (1.16%)
AboveNet Inc. (a)	3,094	150,863
Alaska Communications Systems Group Inc.	11,279	104,331
Atlantic Tele-Network Inc.	2,249	120,142
Cbeyond Inc. (a)	5,900	95,167
Centennial Communications Corp. (a)	21,728	173,389
Cincinnati Bell Inc. (a)	55,085	192,798
Cogent Communications Group Inc. (a)	11,400	128,820
Consolidated Communications Holdings Inc.	6,008	96,188
D&E Communications Inc.	3,900	44,811
FairPoint Communications Inc.	21,440	8,790
General Communication Inc. Class A (a)	10,782	73,965
Global Crossing Ltd. (a)	7,300	104,390
HickoryTech Corp.	3,100	26,505
iBasis Inc. (a)	7,000	14,840
inContact Inc. (a)	6,500	19,370
Iowa Telecommunications Services Inc.	8,397	105,802
iPCS Inc. (a)	4,300	74,820
Neutral Tandem Inc. (a)	8,400	191,184
NTELOS Holdings Corp.	7,700	135,982
PAETEC Holding Corp. (a)	31,326	121,232
Premiere Global Services Inc. (a)	15,540	129,137
Shenandoah Telecommunications Co.	6,038	108,382
SureWest Communications (a)	3,500	43,470
Syniverse Holdings Inc. (a)	17,269	302,208
USA Mobility Inc.	5,566	71,690
Virgin Mobile USA Inc. (a)	9,776	48,880

		2,687,156

Utilities (3.14%)
Allete Inc.	7,451	250,130
American States Water Co.	4,678	169,250
Artesian Resources Corp. Class A	1,686	28,359

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Avista Corp.	14,006	$283,201
Black Hills Corp.	9,889	248,906
Cadiz Inc. (a)	3,002	35,123
California Water Service Group	5,004	194,856
Central Vermont Public Service Corp.	2,927	56,491
CH Energy Group Inc.	4,026	178,392
Chesapeake Utilities Corp.	1,741	53,954
Cleco Corp.	15,280	383,222
Connecticut Water Service Inc.	2,224	49,795
Consolidated Water Co. Ltd.	3,594	58,690
El Paso Electric Co. (a)	11,432	202,003
Empire District Electric Co.	8,730	157,926
Florida Public Utilities Co.	1,400	17,010
Idacorp Inc.	12,055	347,063
Laclede Group Inc.	5,588	179,710
MGE Energy Inc.	5,859	213,736
Middlesex Water Co.	3,353	50,563
New Jersey Resources Corp.	10,676	387,646
Nicor Inc.	11,488	420,346
Northwest Natural Gas Co.	6,775	282,246
NorthWestern Corp.	9,111	222,582
Pennichuck Corp.	1,000	21,760
Piedmont Natural Gas Company Inc.	18,705	447,798
PNM Resources Inc.	22,170	258,946
Portland General Electric Co.	19,037	375,410
SJW Corp.	3,348	76,502
South Jersey Industries Inc.	7,598	268,209
Southwest Gas Corp.	11,424	292,226
Southwest Water Co.	6,615	32,546
U.S. Geothermal Inc. (a)	15,900	24,804
UIL Holdings Corp.	7,458	196,817
Unisource Energy Corp.	9,111	280,163
Unitil Corp.	2,623	58,886
WGL Holdings Inc.	12,752	422,601
York Water Co.	3,000	41,580

		7,269,448

Total Common Stocks
(cost $255,757,344)		228,286,890

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Short-term Investments (2.26%)
JPMorgan U.S. Government Money Market Fund	4,568,154	$4,568,154

	Principal amount	Value
U.S. Treasury Bill (c) 0.280%, 11/19/2009	$680,000	$679,940

Total Short-term Investments
(cost $5,247,895)		5,248,094

TOTAL INVESTMENTS (100.73%)
(cost $261,005,239)		233,534,984
LIABILITIES, NET OF OTHER ASSETS (-0.73%)		(1,701,300)

NET ASSETS (100.00%)		$231,833,684

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (a) (97.72%)
Australia (8.00%)
AGL Energy Ltd.	9,311	$112,078
Alumina Ltd. (b)	43,669	69,796
Amcor Ltd.	27,153	130,855
AMP Ltd.	37,198	213,261
Aristocrat Leisure Ltd.	7,763	35,765
Arrow Energy Ltd. (b)	9,390	35,312
Asciano Group (b)	53,419	77,684
Australia & New Zealand Banking Group Ltd.	43,101	923,256
Australian Stock Exchange	3,607	111,754
AXA Asia Pacific Holdings Ltd.	18,532	71,132
Bendigo and Adelaide Bank Ltd.	4,834	40,009
BGP Holdings PLC (b)(c)	183,756	0
BHP Billiton Ltd.	66,834	2,204,219
Billabong International Ltd.	2,510	26,512
BlueScope Steel Ltd.	31,288	80,519
Boral Ltd.	12,442	66,658
Brambles Ltd.	28,442	202,166
Caltex Australia Ltd. (b)	2,825	30,097
CFS Retail Property Trust	35,591	62,841
Coca-Cola Amatil Ltd.	11,284	97,612
Cochlear Ltd.	1,111	65,341
Commonwealth Bank of Australia	30,035	1,364,382
Computershare Ltd.	9,605	94,276
Crown Ltd.	9,361	73,774
CSL Ltd.	12,209	359,787
CSR Ltd.	19,709	32,616
Dexus Property Group	92,940	68,865
Energy Resources of Australia Ltd.	1,061	23,511
Fairfax Media Ltd.	39,734	59,890
Fortescue Metals Group Ltd. (b)	26,454	88,516
Foster’s Group Ltd.	38,123	186,509
Goodman Fielder Ltd.	16,201	23,800
Goodman Group	109,953	64,040
GPT Group	183,756	110,511
Harvey Norman Holdings Ltd.	8,815	33,347
Incitec Pivot Ltd.	36,249	90,140
Insurance Australia Group Ltd.	39,646	131,793
James Hardie Industries NV CDI (b)	6,878	47,616
Leighton Holdings Ltd.	2,966	94,175
Lend Lease Corp. Ltd.	7,291	67,906
Lion Nathan Ltd.	6,271	63,220
Macquarie Airports	9,991	24,942
Macquarie Group Ltd.	5,842	301,624
Macquarie Infrastructure Group	52,701	68,325
Metcash Ltd.	13,508	53,549
Mirvac Group	35,087	51,605
National Australia Bank Ltd.	39,732	1,075,167
Newcrest Mining Ltd.	9,784	275,353
Nufarm Ltd.	2,154	21,443
Onesteel Ltd.	23,484	62,439
Orica Ltd.	7,234	149,479
Origin Energy Ltd.	17,413	250,146
OZ Minerals Ltd. (b)	57,968	58,140
Paladin Energy Ltd. (b)	9,738	38,461
Perpetual Ltd.	548	18,847

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Qantas Airways Ltd.	21,256	$53,395
QBE Insurance Group Ltd.	20,618	435,952
Rio Tinto Ltd.	8,645	449,285
Santos Ltd.	16,760	224,249
Sims Group Ltd.	2,679	53,609
Sonic Healthcare Ltd.	7,081	88,532
SP Ausnet	18,629	14,497
Stockland	43,894	157,111
Suncorp-Metway Ltd.	26,335	205,561
Tabcorp Holding Ltd.	11,153	70,092
Tatts Group Ltd.	22,000	49,341
Telstra Corp. Ltd.	86,407	248,848
Toll Holdings Ltd.	11,001	82,508
Transurban Group	24,955	90,014
Wesfarmers Ltd.	20,441	476,363
Wesfarmers Ltd. PPS	3,355	78,317
Westfield Group	42,318	516,528
Westpac Banking Corp.	58,139	1,341,723
Woodside Petroleum Ltd.	9,875	453,020
Woolworths Ltd.	24,321	626,873
WorleyParsons Ltd.	3,279	85,527

		15,986,406

Austria (0.34%)
Erste Group Bank AG	3,455	155,345
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	80,633
OMV AG	2,980	120,742
Raiffeisen International Bank Holding AG	1,100	72,201
Telekom Austria AG	6,605	119,415
Vienna Insurance Group	730	41,849
VoestAlpine AG	2,428	87,104

		677,289

Belgium (0.98%)
Anheuser-Busch InBev NV	14,181	650,453
Belgacom SA	3,020	117,824
Colruyt SA	299	70,300
Compagnie Nationale a Portefeuille	695	37,908
Delhaize Group	2,025	140,792
Dexia SA (b)	10,397	96,425
Fortis (b)	45,805	215,684
Fortis Rights (b)(c)	45,805	0
Groupe Bruxelles Lambert SA	1,613	149,475
KBC GROEP NV (b)	3,243	163,970
Mobistar SA	710	49,205
Solvay SA	1,176	122,323
UCB SA	1,993	84,303
Umicore	2,263	68,001

		1,966,663

Denmark (0.90%)
A P Moller-Maersk A/S Class A	11	74,017

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
A P Moller-Maersk A/S Class B	21	$145,403
Carlsberg A/S Class B	2,093	152,267
Coloplast A/S Class B	470	39,468
Danske Bank A/S (b)	9,275	245,112
DSV A/S (b)	3,960	70,978
H. Lundbeck A/S	1,046	21,790
Novo Nordisk A/S Class B	8,885	558,813
Novozymes A/S B Shares	950	89,794
Topdanmark A/S (b)	313	47,472
Trygvesta A/S	462	35,468
Vestas Wind Systems A/S (b)	3,894	283,845
William DeMant Holding (b)	484	36,110

		1,800,537

Finland (1.19%)
Elisa OYJ	3,147	64,671
Fortum OYJ	8,801	226,149
Kesko OYJ	1,473	49,442
Kone Corp. OYJ Class B	3,143	115,691
Metso OYJ	2,814	79,331
Neste Oil OYJ	2,575	47,655
Nokia OYJ	74,734	1,096,133
Nokian Renkaat OYJ	2,164	50,546
Orion OYJ Class B	1,088	20,089
Outokumpu OYJ	2,766	52,237
Pohjola Bank PLC	1,256	14,381
Rautaruukki OYJ	1,714	41,245
Sampo OYJ A Shares	8,458	213,504
Sanoma OYJ	903	19,960
Stora Enso OYJ R Shares (b)	12,322	86,034
UPM-Kymmene OYJ	10,891	130,981
Wartsila OYJ Class B	1,891	75,892

		2,383,941

France (10.46%)
Accor SA	3,041	169,733
Aeroports de Paris (ADP)	610	54,999
Air France-KLM (b)	2,563	46,749
Air Liquide SA	4,801	547,057
Alcatel-Lucent (b)	48,718	219,440
Alstom SA	4,091	299,590
Atos Origin SA (b)	1,217	61,642
AXA	31,578	857,181
bioMerieux	184	20,280
BNP Paribas	16,639	1,335,313
BNP Paribas Rights (b)	16,639	36,036
Bouygues	4,633	236,730
Bureau Veritas SA	734	41,508
Cap Gemini SA	2,993	157,298
Carrefour SA	12,795	582,494
Casino Guichard Perrachon SA	783	62,498
Christian Dior SA	1,144	113,377
CNP Assurances	909	92,786
Compagnie de Saint-Gobain	7,795	407,325
Compagnie Generale de Geophysique-Veritas (b)	2,735	64,112

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie Generale des Etablissements Michelin Class B	3,010	$237,023
Credit Agricole SA	17,477	366,926
Dassault Systemes SA	1,100	61,461
Eiffage SA	601	38,401
Electricite de France	4,540	270,242
Eramet	91	31,685
Essilor International SA	4,202	239,943
Eurazeo	424	27,829
European Aeronautic Defence and Space Co.	7,524	169,600
Eutelsat Communications	1,300	39,629
Fonciere des Regions	286	33,360
France Telecom SA	36,694	978,515
GDF Suez	24,210	1,077,893
GDF Suez Strip VVPR (b)(c)	1,554	0
Gecina SA	218	26,079
Groupe DANONE	10,448	632,000
Hermes International SCA	1,101	162,906
ICADE	236	25,304
Iliad SA	232	26,206
Imerys SA	518	29,771
Ipsen SA	336	18,443
JC Decaux SA (b)	984	21,303
Klepierre	2,155	85,701
Lafarge SA	4,096	367,281
Lagardere SCA	2,489	116,307
Legrand SA	1,449	40,410
L’Oreal SA	4,862	484,238
LVMH Moet Hennessy Louis Vuitton SA	4,693	473,333
M6 Metropole Television	898	23,680
Natixis (b)	18,102	109,686
Neopost SA	557	50,075
PagesJaunes Groupe	2,005	26,087
Pernod Ricard SA	3,848	306,716
Peugeot SA (b)	3,170	97,120
PPR SA	1,629	209,582
Publicis Groupe SA	2,607	105,086
Renault SA (b)	3,834	180,122
Safran SA	3,014	56,647
Sanofi-Aventis	21,032	1,551,013
Schneider Electric SA	4,339	441,472
SCOR SE	2,670	73,134
SES FDR	5,395	122,500
Societe BIC SA	441	31,407
Societe des Autoroutes Paris-Rhin-Rhone	339	25,862
Societe Generale	9,653	780,800
Societe Television Francaise 1	2,490	43,979
Sodexo	1,737	104,329
STMicroelectronics NV	14,125	133,569
Suez Environnement SA	5,452	124,896
Technip SA	2,147	137,586
Thales SA	1,824	90,694
Total SA	42,492	2,525,708
Unibail-Rodamco	1,671	347,992

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vallourec SA	1,223	$208,165
Veolia Environnement	7,629	293,360
Vinci SA	8,434	478,964
Vivendi	23,711	736,894

		20,905,062

Germany (7.54%)
Adidas AG	4,020	212,431
Allianz SE Reg.	9,062	1,130,520
BASF SE	18,393	973,815
Bayer AG	15,292	1,058,475
Bayerische Motoren Werke (BMW) AG	6,611	318,248
Beiersdorf AG	1,865	109,226
Celesio AG	1,639	45,165
Commerzbank AG (b)	13,255	167,666
Daimler AG Registered Shares	17,574	881,651
Deutsche Bank AG Reg.	11,711	894,579
Deutsche Boerse AG	3,869	315,621
Deutsche Lufthansa AG Reg.	4,688	82,758
Deutsche Post AG	16,772	312,463
Deutsche Postbank AG (b)	1,511	53,327
Deutsche Telekom AG	55,709	760,274
E.On AG	37,925	1,605,180
Fraport AG	574	30,422
Fresenius Medical Care AG & Co. KGaA	3,943	196,119
Fresenius SE	426	20,905
GEA Group AG	3,615	75,123
Hamburger Hafen und Logistik AG	379	17,049
Hannover Rueckversicherung AG Reg. (b)	1,012	46,379
Henkel AG & Co. KGaA	2,751	99,786
Hochtief AG	978	74,247
Infineon Technologies AG (b)	21,442	120,513
K+S Group AG	2,968	161,610
Linde AG	2,930	317,300
MAN AG	2,090	171,669
Merck KGaA	1,295	128,518
Metro AG	2,506	141,520
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,999	637,370
Puma AG	98	32,369
RWE AG	8,391	778,308
Salzgitter AG	880	84,043
SAP AG	17,014	825,014
Siemens AG	16,342	1,504,775
Solarworld AG	1,407	33,874
Suedzucker AG	1,018	20,604
ThyssenKrupp AG	7,118	243,438
TUI AG (b)	3,470	35,592
United Internet AG Reg. (b)	2,003	30,166
Volkswagen AG	1,775	291,923
Wacker Chemie AG	273	42,459

		15,082,494

Greece (0.68%)
Alpha Bank AE (b)	7,784	144,395

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Company Ltd.	10,260	$78,577
Coca-Cola Hellenic Bottling Co. SA	3,315	88,929
EFG Eurobank Ergasias (b)	6,911	109,388
Hellenic Petroleum SA	2,223	25,277
Hellenic Telecommunications Organization SA	4,860	80,591
Marfin Investment Group SA (b)	12,670	54,780
National Bank of Greece SA (b)	12,284	443,345
OPAP SA	4,510	116,594
Piraeus Bank SA (b)	6,679	124,499
Public Power Corp. SA (b)	1,930	43,059
Titan Cement Co. SA	1,264	43,815

		1,353,249

Hong Kong (2.27%)
ASM Pacific Technology	4,000	28,269
Bank of East Asia Ltd.	31,983	114,996
BOC Hong Kong Holdings Ltd.	74,500	162,699
Cathay Pacific Airways Ltd. (b)	26,000	40,970
Cheung Kong Holdings Ltd.	28,000	353,986
Cheung Kong Infrastructure Holdings Ltd.	7,000	24,971
Chinese Estates Holdings Ltd.	12,000	20,207
CLP Holdings Ltd.	41,185	279,244
Esprit Holdings Ltd.	22,500	150,763
Foxconn International Holdings Ltd. (b)	42,000	27,461
Hang Lung Group Ltd.	16,000	79,756
Hang Lung Properties Ltd.	43,000	157,432
Hang Seng Bank Ltd.	14,800	212,479
Henderson Land Development Co. Ltd.	21,881	143,310
Hong Kong & China Gas Co. Ltd.	81,992	206,643
Hong Kong Aircraft Engineering Co. Ltd.	1,200	14,298
Hong Kong Exchanges & Clearing Ltd.	20,000	360,830
Hongkong Electric Holdings Ltd.	26,500	145,204
Hopewell Holdings	12,000	37,555
Hutchison Whampoa Ltd.	41,700	299,892
Hysan Development Co. Ltd.	12,577	31,379
Kerry Properties Ltd.	13,134	69,915
Li & Fung Ltd.	44,620	178,771
Lifestyle International Holdings Ltd.	13,000	19,613
Link REIT	45,117	99,156
Mongolia Energy Corp. Ltd. (b)	40,000	14,105
MTR Corp.	27,603	95,655
New World Development Co. Ltd.	47,978	102,772
NWS Holdings Ltd.	16,000	30,868
Orient Overseas International Ltd.	4,400	22,384
PCCW Ltd.	68,000	17,660
Shangri-La Asia Ltd.	26,108	49,099
Sino Land Co. Ltd.	34,634	61,703
Sun Hung Kai Properties Ltd.	28,000	411,276
Swire Pacific Ltd. Class A	16,000	187,743
Television Broadcasts Ltd.	6,000	25,791
Wharf Holdings Ltd.	27,000	142,759
Wheelock and Co. Ltd.	18,000	58,819

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Wing Hang Bank Ltd.	3,000	$29,414
Yue Yuen Industrial Holdings Ltd.	12,000	33,177

		4,543,024

Ireland (0.28%)
Anglo Irish Bank Corporation Ltd. (b)(c)	15,614	4,958
CRH PLC (Dublin)	13,106	362,894
CRH PLC (London)	435	12,078
Elan Corp. PLC (b)	9,533	68,306
Kerry Group PLC Class A	2,787	79,801
Ryanair Holdings PLC (b)	7,328	36,417

		564,454

Italy (3.68%)
A2A SpA	24,526	48,295
ACEA SpA	1,690	22,174
Alleanza Assicurazioni SpA	8,882	80,291
Assicurazioni Generali SpA	20,208	554,813
Atlantia SpA	5,470	132,711
Autogrill SpA (b)	1,491	18,064
Banca Carige SpA	13,189	39,443
Banca Monte Dei Paschi di Siena SpA	49,329	105,827
Banca Popolare di Milano Scarl	7,817	59,657
Banco Popolare Societa Cooperativa (b)	13,174	126,904
Enel SpA	128,255	815,778
Eni SpA	51,673	1,291,246
EXOR SpA	1,687	31,312
Fiat SpA (b)	14,491	186,949
Finmeccanica SpA	8,141	144,206
Fondiaria Sai SpA	1,245	26,235
Intesa Sanpaolo (b)	152,084	674,779
Intesa Sanpaolo RSP	18,229	64,984
Italcementi SpA	1,048	16,190
Lottomatica SpA	1,186	26,601
Luxottica Group SpA (b)	2,442	63,158
Mediaset SpA	15,104	105,869
Mediobanca SpA	9,401	128,737
Mediobanca SpA Warrants (b)(c)	8,954	636
Mediolanum SpA	3,393	23,662
Parmalat SpA	33,164	91,856
Pirelli & Co. SpA (b)	53,335	28,636
Prysmian SpA	2,505	47,118
Saipem SpA	5,072	153,188
Saras SPA	5,976	23,100
Snam Rete Gas SpA	29,795	145,088
Telecom Italia RNC SpA	121,317	149,430
Telecom Italia SpA	199,111	350,104
Tenaris SA	9,333	166,910
Terna - Rete Elettrica Nationale SpA	24,998	97,577
UBI Banca - Unione di Banche Italiane ScpA	11,420	175,674
UniCredit SpA (b)	284,984	1,118,524
Unipol Gruppo Finanziario SpA (b)	11,637	17,704

		7,353,430

	Shares	Value
Common Stocks (Cont.)
Japan (20.94%)
77 Bank Ltd.	5,000	$28,444
ABC-Mart Inc.	400	12,439
Acom Co. Ltd.	860	13,199
Advantest Corp.	3,300	91,095
Aeon Co. Ltd.	13,300	126,848
Aeon Credit Service Co. Ltd.	1,200	12,043
Aeon Mall Co. Ltd.	1,400	29,013
Aioi Insurance Co. Ltd.	8,000	40,639
Aisin Seiki Co. Ltd.	3,900	94,724
Ajinomoto Co. Inc.	13,000	130,200
Alfresa Holdings Corp.	500	20,376
All Nippon Airways Co. Ltd.	12,000	34,441
Amada Co. Ltd.	8,000	53,714
Aozora Bank Ltd. (b)	12,000	17,351
Asahi Breweries Ltd.	7,400	135,145
Asahi Glass Co. Ltd.	19,000	153,137
Asahi Kasei Corp.	23,000	116,822
ASICS Corp.	3,000	27,846
Astellas Pharma Inc.	9,298	381,253
Bank of Ikeda Ltd., The (b)	334	16,018
Bank of Kyoto Ltd.	6,000	54,997
Bank of Yokohama Ltd.	25,000	122,106
Benesse Corp.	1,500	73,420
Bridgestone Corp.	12,100	216,403
Brother Industries Ltd.	5,000	59,817
Canon Inc.	21,300	853,414
Canon Marketing Japan Inc.	1,000	17,643
Casio Computer Co. Ltd.	4,800	39,173
Central Japan Railway Co.	31	222,989
Chiba Bank Ltd.	16,000	98,756
Chubu Electric Power Co. Inc.	13,300	322,544
Chugai Pharmaceutical Co. Ltd.	4,300	88,782
Chugoku Bank Ltd.	3,000	37,941
Chugoku Electric Power Co. Inc.	5,400	118,658
Chuo Mitsui Trust Holdings Inc.	20,000	73,787
Citizen Holdings Co. Ltd.	6,300	35,362
Coca-Cola West Co. Ltd.	1,000	19,524
Cosmo Oil Co. Ltd.	13,000	36,098
Credit Saison Co. Ltd.	3,500	40,917
Dai Nippon Printing Co. Ltd.	12,000	164,537
Daicel Chemical Industries Ltd.	4,000	24,091
Daido Steel Co. Ltd.	5,000	18,093
Daihatsu Motor Co. Ltd.	4,000	40,751
Daiichi Sanyko Co. Ltd.	13,540	279,163
Daikin Industries Ltd.	4,800	171,959
Dainippon Sumitomo Pharma Co. Ltd.	3,000	32,651
Daito Trust Construction Co. Ltd.	1,700	74,113
Daiwa House Industry Co. Ltd.	10,000	104,559
Daiwa Securities Group Inc.	33,000	169,530
DeNA Co. Ltd.	5	13,788
Denki Kagaku Kogyo KK	7,000	28,740
Denso Corp.	9,500	278,607
Dentsu Inc.	3,516	81,738
DIC Corp.	12,000	17,079
Dowa Holdings Co. Ltd.	5,000	30,123
East Japan Railway Co.	6,813	491,211

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Eisai Co. Ltd.	5,000	$187,751
Electric Power Development Co. Ltd.	2,700	85,480
Elpida Memory Inc. (b)	1,900	24,777
FamilyMart Co. Ltd.	1,300	41,800
Fanuc Ltd.	3,800	339,382
Fast Retailing Co. Ltd.	900	113,677
Fuji Electric Holdings Co. Ltd. (b)	10,000	18,422
Fuji Heavy Industries Ltd. (b)	11,000	42,618
Fuji Media Holdings Inc.	8	13,073
FUJIFILM Holdings Corp.	9,900	295,628
Fujitsu Ltd.	37,000	241,331
Fukuoka Financial Group Inc.	16,000	66,225
Furukawa Electric Co. Ltd.	13,000	52,600
GS Yuasa Corp.	6,000	54,677
Gunma Bank Ltd.	7,000	38,406
Hachijuni Bank Ltd., The	7,549	41,915
Hakuhodo DY Holdings Inc.	400	21,747
Hankyu Hanshin Holdings Inc.	24,000	114,995
Hikari Tsushin Inc.	400	8,720
Hino Motors Ltd. (b)	4,000	15,149
Hirose Electric Co. Ltd.	600	67,493
Hiroshima Bank Ltd., The	9,000	37,117
Hisamitsu Pharmaceutical Co. Inc.	1,200	48,640
Hitachi Chemical Co. Ltd.	1,600	32,612
Hitachi Construction Machinery Co. Ltd.	2,200	47,045
Hitachi High-Technologies Corp.	1,000	20,858
Hitachi Ltd. (b)	67,000	205,722
Hitachi Metals Ltd.	3,000	30,649
Hokkaido Electric Power Co. Inc.	3,800	78,959
Hokuhoku Financial Group Inc.	23,000	53,625
Hokuriku Electric Power Co.	3,400	86,467
Honda Motor Co. Ltd.	32,900	999,165
Hoya Corp.	8,000	188,481
Ibiden Co. Ltd.	2,700	100,032
Idemitsu Kosan Co. Ltd.	400	32,941
IHI Corp. (b)	28,000	56,635
INPEX Corp.	16	135,740
Isetan Mitsukoshi Holdings Ltd.	6,340	72,631
Isuzu Motors Ltd. (b)	26,000	54,846
Ito En Ltd.	800	14,832
Itochu Corp.	30,000	197,812
Itochu Techno-Solutions Corp.	400	12,291
Iyo Bank Ltd.	5,000	45,018
J. Front Retailing Co. Ltd.	9,600	57,631
JAFCO Co. Ltd.	500	15,211
Japan Airlines Corp. (b)	15,000	21,994
Japan Petroleum Exploration Co.	500	25,432
Japan Prime Realty Investment Corp.	10	24,221
Japan Real Estate Investment Corp.	9	73,469
Japan Retail Fund Investment Corp.	6	32,433
Japan Steel Works Ltd.	7,000	80,198
Japan Tobacco Inc.	91	311,122
JFE Holdings Inc.	10,000	341,953
JGC Corp.	4,000	81,382
Joyo Bank Ltd.	14,000	68,635

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
JS Group Corp.	5,300	$92,675
JSR Corp.	4,100	83,758
JTEKT Corp.	4,000	46,425
Jupiter Telecommunications Co. Ltd.	54	52,218
Kajima Corp.	19,000	48,719
Kamigumi Co. Ltd.	4,000	32,618
Kaneka Corp.	6,000	42,998
Kansai Electric Power Co. Inc.	15,300	369,301
Kansai Paint Co. Ltd.	3,000	23,341
Kao Corp.	11,000	271,615
Kawasaki Heavy Industries Ltd.	28,000	70,937
Kawasaki Kisen Kaisha Ltd. (b)	13,000	48,005
KDDI Corp.	59	331,936
Keihin Electric Express Railway Co. Ltd.	8,000	67,785
Keio Corp.	11,000	75,073
Keisei Electric Railway Co. Ltd.	4,000	26,544
Keyence Corp.	870	185,355
Kikkoman Corp.	3,000	37,295
Kinden Corp.	2,000	16,675
Kintetsu Corp.	32,000	123,830
Kirin Holdings Co. Ltd.	16,000	245,054
Kobe Steel Ltd. (b)	56,000	97,407
Komatsu Ltd.	18,600	347,101
Konami Corp.	2,000	40,651
Konica Minolta Holdings Inc.	9,500	89,656
Kubota Corp.	22,000	182,265
Kuraray Co. Ltd.	6,500	70,785
Kurita Water Industries Ltd.	2,200	78,756
Kyocera Corp.	3,100	286,364
Kyowa Hakko Kirin Co. Ltd.	5,000	63,175
Kyushu Electric Power Co. Ltd.	7,300	165,374
Lawson Inc.	1,300	60,349
Leopalace21 Corp.	2,700	21,614
Mabuchi Motor Co. Ltd.	400	20,325
Makita Corp.	2,400	75,848
Marubeni Corp.	32,000	160,720
Marui Group Co. Ltd.	5,100	36,349
Maruichi Steel Tube Ltd.	600	11,959
Matsui Securities Co. Ltd.	1,900	15,438
Mazda Motor Corp. (b)	18,000	40,195
McDonald’s Holdings Company Ltd. (Japan)	1,100	22,017
Mediceo Paltac Holdings Co. Ltd.	2,900	40,741
MEIJI Holdings Company Ltd. (b)	1,468	62,290
Minebea Co. Ltd.	7,000	32,042
Mitsubishi Chemical Holdings Corp.	24,500	101,510
Mitsubishi Corp.	27,200	547,055
Mitsubishi Electric Corp. (b)	38,000	287,133
Mitsubishi Estate Co. Ltd.	24,000	375,451
Mitsubishi Gas Chemical Co. Inc.	8,000	43,349
Mitsubishi Heavy Industries Ltd.	63,000	237,781
Mitsubishi Logistics Corp.	2,000	24,127
Mitsubishi Materials Corp. (b)	25,000	68,741
Mitsubishi Motors Corp. (b)	71,000	116,786
Mitsubishi Rayon Co. Ltd.	11,000	37,633

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi Tanabe Pharma Corp.	4,000	$53,214
Mitsubishi UFJ Financial Group Inc.	185,300	990,269
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,450	43,476
Mitsui & Co. Ltd.	34,000	442,330
Mitsui Chemicals Inc.	13,000	46,144
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	41,386
Mitsui Fudosan Co. Ltd.	17,000	286,253
Mitsui Mining & Smelting Co. Ltd. (b)	13,000	33,189
Mitsui OSK Lines Ltd.	23,000	135,632
Mitsui Sumitomo Insurance Group Holdings Inc.	8,500	232,848
Mitsumi Electric Co. Ltd.	1,400	30,080
Mizuho Financial Group Inc.	249,599	491,590
Mizuho Trust & Banking Co. Ltd. (b)	28,000	29,520
Murata Manufacturing Co. Ltd.	4,200	198,305
Namco Bandai Holdings Inc.	4,000	40,863
NEC Corp. (b)	37,000	115,780
NGK Insulators Ltd.	5,000	115,361
NGK Spark Plug Co. Ltd.	4,000	50,954
NHK Spring Co. Ltd.	2,000	16,466
Nidec Corp.	2,100	170,007
Nikon Corp.	6,000	109,281
Nintendo Co. Ltd.	2,000	510,021
Nippon Building Fund Inc.	10	89,022
Nippon Electric Glass Co. Ltd.	7,500	68,252
Nippon Express Co. Ltd.	17,000	69,003
Nippon Meat Packers Inc.	4,000	51,220
Nippon Mining Holdings Inc.	18,500	90,658
Nippon Oil Corp.	26,000	145,485
Nippon Paper Group Inc.	1,700	48,920
Nippon Sheet Glass Co. Ltd.	11,000	36,596
Nippon Steel Corp.	101,000	367,673
Nippon Telegraph & Telephone Corp.	10,313	475,963
Nippon Yusen Kabushiki Kaish	21,000	80,873
NIPPONKOA Insurance Co. Ltd.	14,000	87,338
Nishi-Nippon City Bank Ltd.	12,000	30,219
Nissan Chemical Industries Ltd.	3,000	43,105
Nissan Motor Co. Ltd. (b)	50,000	336,942
Nissay Dowa General Insurance Company Ltd.	3,000	15,297
Nisshin Seifun Group Inc.	4,300	59,986
Nisshin Steel Co. Ltd.	15,000	26,599
Nisshinbo Industries Inc.	3,000	31,819
Nissin Foods Holdings Co. Ltd.	1,700	65,186
Nitori Co. Ltd.	750	63,813
Nitto Denko Corp.	3,500	106,946
NOK Corp.	1,600	23,756
Nomura Holdings Inc.	50,100	307,106
Nomura Real Estate Holdings Inc.	1,800	29,116
Nomura Real Estate Office Fund Inc.	4	26,518
Nomura Research Institute Ltd.	2,500	59,384
NSK Ltd.	10,000	61,799
NTN Corp.	9,000	37,236
NTT Data Corp.	25	79,830
NTT DoCoMo Inc.	314	500,132

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NTT Urban Development Corp.	29	$26,565
Obayashi Corp.	13,000	57,022
OBIC Co. Ltd.	100	16,876
Odakyu Electric Railway Co. Ltd.	13,000	117,360
Oji Paper Co. Ltd.	18,000	81,028
Olympus Corp.	5,000	131,972
Omron Corp.	3,700	69,519
Ono Pharmaceutical Co. Ltd.	1,800	93,494
Onward Holdings Co. Ltd.	2,000	14,839
Oracle Corp. Japan	700	31,150
Oriental Land Co. Ltd.	1,000	70,358
Orix Corp.	1,890	114,793
Osaka Gas Co. Ltd.	38,000	133,065
OSAKA Titanium technologies Co.	200	5,709
OTSUKA Corp.	200	11,942
Panasonic Corp.	39,000	570,728
Panasonic Electric Works Co. Ltd.	7,400	88,258
Promise Co. Ltd. (b)	1,350	7,337
Rakuten Inc.	145	96,522
Resona Holdings Inc.	10,195	130,661
Ricoh Co. Ltd.	13,000	188,818
RINNAI Corp.	700	32,979
Rohm Co. Ltd.	2,000	139,342
Sankyo Co. Ltd.	1,000	62,420
Santen Pharmaceutical Co. Ltd.	1,400	51,404
Sanyo Electric Co. Ltd. (b)	30,000	70,951
Sapporo Hokuyo Holdings Inc. (b)	5,000	17,700
Sapporo Holdings Ltd.	5,000	25,441
SBI Holdings Inc.	295	58,111
Secom Co. Ltd.	4,200	210,984
Sega Sammy Holdings Inc.	4,426	57,380
Seiko Epson Corp.	2,300	34,365
Sekisui Chemical Co. Ltd.	9,000	52,182
Sekisui House Ltd.	10,000	90,027
Seven & I Holdings Co. Ltd.	15,580	371,850
Seven Bank Ltd.	7	17,305
Sharp Corp.	20,000	221,903
Shikoku Electric Power Co. Inc.	3,700	112,832
Shimadzu Corp.	5,000	36,111
Shimamura Co. Ltd.	500	49,015
Shimano Inc.	1,200	51,611
Shimizu Corp.	10,000	39,345
Shin-Etsu Chemical Co. Ltd.	8,100	496,921
Shinko Electric Industries Co. Ltd.	700	12,413
Shinko Securities Co. Ltd.	10,000	36,252
Shinsei Bank Ltd. (b)	21,000	32,062
Shionogi & Co. Ltd.	6,000	141,932
Shiseido Co. Ltd.	7,000	121,890
Shizuoka Bank Ltd.	12,000	126,281
Showa Denko K.K.	26,000	52,765
Showa Shell Sekiyu K.K.	3,400	37,076
SMC Corp.	1,100	134,755
Softbank Corp.	14,500	317,820
Sojitz Corp.	22,200	42,089
Sompo Japan Insurance Inc.	18,000	120,448
Sony Corp.	20,100	588,991

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Financial Holdings Inc.	15	$42,918
Square Enix Holdings Co. Ltd.	1,200	32,375
Stanley Electric Co. Ltd.	3,200	64,780
SUMCO Corp.	2,300	52,075
Sumitomo Chemical Co. Ltd.	32,000	132,868
Sumitomo Corp.	22,200	227,765
Sumitomo Electric Industries Ltd.	14,400	188,031
Sumitomo Heavy Industries Ltd. (b)	12,000	58,203
Sumitomo Metal Industries Ltd.	68,000	166,618
Sumitomo Metal Mining Co. Ltd.	10,000	163,341
Sumitomo Mitsui Financial Group Inc.	18,412	638,202
Sumitomo Realty & Development Co. Ltd.	7,000	127,512
Sumitomo Rubber Industries Ltd.	3,000	28,255
Sumitomo Trust & Banking Co. Ltd.	30,000	158,514
Suruga Bank Ltd.	4,000	37,748
Suzuken Co. Ltd.	1,180	40,692
Suzuki Motor Corp.	6,500	151,177
T&D Holdings Inc.	4,450	119,924
Taiheiyo Cement Corp. (b)	17,000	22,624
Taisei Corp.	18,000	35,638
Taisho Pharmaceutical Co. Ltd.	3,000	60,593
Taiyo Nippon Sanso Corp.	5,000	59,333
Takashimaya Co. Ltd.	7,000	55,779
Takeda Pharmaceutical Co. Ltd.	15,000	623,943
TDK Corp.	2,400	138,275
Teijin Ltd.	18,000	55,933
Terumo Corp.	3,400	186,471
THK Co. Ltd.	2,200	42,991
Tobu Railway Co. Ltd.	17,000	103,755
Toho Co. Ltd.	2,200	37,128
Toho Gas Co. Ltd.	9,000	41,039
Tohoku Electric Power Co. Inc.	8,500	189,193
Tokio Marine Holdings Inc.	14,500	417,786
Tokuyama Corp.	5,000	36,553
Tokyo Broadcasting System Inc.	700	11,912
Tokyo Electric Power Co. Inc.	24,300	636,678
Tokyo Electron Ltd.	3,500	222,562
Tokyo Gas Co. Ltd.	45,000	186,680
Tokyo Steel Manufacturing Co. Ltd.	1,500	18,349
Tokyo Tatemono Co. Ltd.	6,000	29,229
Tokyu Corp.	23,000	110,266
Tokyu Land Corp.	9,000	35,800
TonenGeneral Sekiyu KK	5,000	48,787
Toppan Printing Co. Ltd.	11,000	103,836
Toray Industries Inc.	26,000	157,182
Toshiba Corp.	78,000	408,271
Tosoh Corp.	11,000	27,730
Toto Ltd.	6,000	37,437
Toyo Seikan Kaisha Ltd.	3,100	59,353
Toyo Suisan Kaisha Ltd.	2,000	54,115
Toyoda Gosei Co. Ltd.	1,200	34,995
Toyota Boshoku Corp.	1,000	19,671
Toyota Industries Corp.	3,700	101,287
Toyota Motor Corp.	54,900	2,183,401
Toyota Tsusho Corp.	4,500	67,638

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Trend Micro Inc.	2,000	$74,207
Tsumura & Co.	1,100	39,666
UBE Industries Ltd.	21,000	55,004
Unicharm Corp.	800	75,853
UNY Co. Ltd.	3,000	22,377
Ushio Inc.	2,000	34,822
USS Co. Ltd.	350	20,818
West Japan Railway Co.	34	128,675
Yahoo! Japan Corp.	320	108,423
Yakult Honsha Co. Ltd.	2,000	53,362
Yamada Denki Co. Ltd.	1,860	125,489
Yamaguchi Financial Group Inc.	4,000	41,392
Yamaha Corp.	3,700	43,643
Yamaha Motor Co. Ltd.	3,900	47,970
Yamato Holdings Co. Ltd.	8,000	131,272
Yamato Kogyo Co. Ltd.	800	22,411
Yamazaki Baking Co. Ltd.	2,000	27,076
Yaskawa Electric Corp.	5,000	35,958
Yokogawa Electric Corp.	3,900	34,464

		41,850,443

Netherlands (2.86%)
Aegon NV (b)	30,991	265,008
Akzo Nobel NV	4,734	294,227
ArcelorMittal	17,182	640,667
ASML Holding NV - NY Reg.	8,669	255,834
Corio NV	822	56,815
Fugro NV	1,251	72,462
Heineken Holding NV	1,990	81,742
Heineken NV	4,767	221,020
ING Groep NV (b)	39,392	707,396
Koninklijke Ahold NV	22,834	275,609
Koninklijke Boskalis Westminster NV CVA	917	31,436
Koninklijke DSM NV	2,896	121,264
Koninklijke KPN NV	33,806	561,581
Koninklijke Philips Electronics NV	19,339	471,753
QIAGEN NV (b)	4,488	95,095
Randstad Holding NV (b)	1,897	82,178
Reed Elsevier NV	14,355	163,019
SBM Offshore NV	2,691	57,383
TNT NV	7,148	192,071
Unilever NV CVA	32,655	944,888
Wolters Kluwer - CVA	5,640	120,828

		5,712,276

New Zealand (0.11%)
Auckland International Airport Ltd.	19,700	26,410
Contact Energy Ltd. (b)	4,623	19,191
Fletcher Building Ltd.	12,031	72,287
Sky City Entertainment Group Ltd.	9,546	22,347
Telecom Corp. of New Zealand Ltd.	39,773	76,314

		216,549

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (0.70%)
DnB NOR ASA (b)	15,228	$177,306
Norsk Hydro ASA (b)	14,300	95,592
Orkla ASA	15,930	150,305
Renewable Energy Corp. AS (b)	4,236	37,337
SeaDrill Ltd. (b)	5,850	122,472
StatoilHydro ASA	22,320	503,918
Telenor ASA (b)	17,065	198,012
Yara International ASA	3,924	124,050

		1,408,992

Portugal (0.32%)
Banco Comercial Portugues SA - R	48,650	72,068
Banco Espirito Santo SA Reg.	10,333	73,380
Brisa	3,802	37,385
CIMPOR-Cimentos de Portugal SGPS SA	5,280	43,697
EDP Renovaveis SA (b)	4,124	45,421
Energias de Portugal SA	35,026	160,560
Galp Energia SGPS SA B Shares	3,096	53,606
Jeronimo Martins SGPS SA	4,129	36,159
Portugal Telecom SGPS SA	11,569	122,917

		645,193

Singapore (1.34%)
Ascendas Real Estate Investment Trust	21,000	28,661
Capitaland Ltd.	54,000	141,592
Capitamall Trust	57,000	74,496
City Developments Ltd.	10,000	72,698
Comfortdelgro Corp. Ltd.	43,000	48,994
Cosco Corp. Singapore Ltd.	22,000	18,614
DBS Group Holdings Ltd.	34,333	322,260
Fraser and Neave Ltd.	18,894	52,951
Genting Singapore PLC (b)	70,000	55,466
Genting Singapore PLC Rights (b)	14,000	3,131
Golden Agri-Resources Ltd. (b)	125,330	37,952
Golden Agri-Resources Ltd. Warrants (b)	7,284	672
Jardine Cycle & Carriage Ltd.	2,863	49,119
Keppel Corp. Ltd.	26,000	148,559
Neptune Orient Lines Ltd.	14,000	17,606
Noble Group Ltd.	28,400	48,984
Olam International Ltd.	21,798	38,400
Oversea-Chinese Banking Corp.	51,284	284,442
Sembcorp Industries Ltd.	18,220	43,545
Sembcorp Marine Ltd.	21,800	48,805
Singapore Airlines Ltd.	10,267	100,140
Singapore Airport Terminal Services Limited	495	792
Singapore Exchange Ltd.	17,000	101,063
Singapore Press Holdings Ltd.	30,000	81,962
Singapore Technologies Engineering Ltd.	30,000	58,382
Singapore Telecommunications Ltd.	160,450	368,702
StarHub Ltd.	9,000	13,836
United Overseas Bank Ltd.	24,392	289,281
UOL Group Ltd.	5,639	13,697

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Wilmar International Ltd.	25,000	$111,364

		2,676,166

Spain (4.67%)
Abertis Infraestructuras SA	5,793	131,802
Acciona SA	520	71,023
Acerinox SA	3,080	66,320
ACS Actividades de Construccion y Servicios SA	2,847	148,789
Banco Bilbao Vizcaya Argentaria SA	70,514	1,256,167
Banco de Sabadell SA	18,608	137,793
Banco de Valencia SA	4,078	38,319
Banco Popular Espanol SA	17,175	172,770
Banco Santander SA (Madrid)	161,707	2,612,277
Bankinter SA	6,077	76,850
Cintra Concesiones de Infraestructuras de Transporte SA	4,197	49,002
Criteria Caixacorp SA	17,157	88,354
Enagas	3,281	68,731
Fomento de Construcciones y Contratas SA	821	38,520
Gamesa Corp Tecnologica SA	3,697	83,184
Gas Natural SDG SA	4,496	99,711
Gestevision Telecinco SA	2,014	25,479
Grifols SA	2,522	48,151
Grupo Ferrovial SA	1,278	61,312
Iberdrola Renovables (b)	15,620	77,057
Iberdrola SA	69,527	683,993
Iberia Lineas Aereas de Espana SA (b)	8,355	26,079
Inditex SA	4,226	243,010
Indra Sistemas SA	2,042	51,004
Mapfre SA	14,396	64,570
Red Electrica Corporacion SA	2,126	109,012
Repsol YPF SA	14,275	388,588
Sacyr Vallehermoso SA	1,823	34,591
Telefonica SA	83,966	2,323,084
Zardoya Otis SA	2,471	53,704

		9,329,246

Sweden (2.46%)
Alfa Laval AB	7,008	82,350
ASSA ABLOY AB Class B	6,742	109,609
Atlas Copco AB Class A	13,012	167,749
Atlas Copco AB Class B	6,442	73,557
Electrolux AB Series B (b)	5,534	126,677
Ericsson LM Class B	59,564	599,564
Getinge AB B Shares	4,151	69,767
Hennes & Mauritz AB (H&M) B Shares	10,448	587,265
Holmen AB Class B	380	10,492
Husqvarna AB B Shares (b)	8,301	57,832
Investor AB B Shares	9,226	168,908
Lundin Petroleum AB (b)	3,010	24,467
Millicom International Cellular SA SDR (b)	1,300	95,136
Nordea Bank AB	64,380	650,805
Sandvik AB	20,614	227,562

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Scania AB Class B	6,576	$81,686
Securitas AB Class B	6,632	64,008
Skandinaviska Enskilda Banken AB Class A (b)	31,433	212,913
Skanska AB Class B	8,198	120,426
SKF AB B Shares	7,379	116,059
SSAB Svenskt Stal AB Series A	4,187	65,110
SSAB Svenskt Stal AB Series B	2,051	29,104
Svenska Cellulosa AB B Shares	11,099	150,776
Svenska Handelsbanken AB A Shares	9,103	233,031
Swedbank AB - A Shares (b)	5,400	51,795
Swedbank AB Rights (b)	5,400	10,651
Swedish Match AB	5,242	105,587
Tele2 AB Class B	6,180	82,227
TeliaSonera AB	43,014	283,000
Volvo AB A Shares	6,300	56,661
Volvo AB B Shares	22,350	207,269

		4,922,043

Switzerland (7.61%)
ABB Ltd. Reg. (b)	44,064	886,055
Actelion Ltd. Reg. (b)	1,720	106,928
Adecco SA Reg.	2,572	136,975
Aryzta AG (b)	739	30,140
Aryzta AG (Dublin) (b)	692	27,723
Baloise Holding AG Reg.	1,017	97,428
BKW FMB Energie AG	259	22,505
Compagnie Financiere Richemont SA Class A	10,357	293,196
Credit Suisse Group AG Reg.	22,484	1,250,961
Geberit AG Reg. (b)	780	120,069
Givaudan SA Reg. (b)	149	111,800
Holcim Ltd. Reg. (b)	4,778	328,533
Julius Baer Holding AG Reg.	4,170	209,147
Kuehne & Nagel International AG Reg. (b)	1,139	99,210
Lindt & Spruengli AG	14	34,021
Lindt & Spruengli AG Reg.	2	55,627
Logitech International SA (b)	3,067	56,022
Lonza Group AG Reg. (b)	919	100,305
Nestle SA	72,398	3,090,718
Nobel Biocare Holding AG Reg.	2,315	76,656
Novartis AG	42,138	2,116,624
Pargesa Holding SA	481	41,634
Roche Holding AG	13,980	2,260,407
Schindler Holding AG	932	64,090
Schindler Holding AG Reg.	332	23,443
SGS SA Reg (b)	96	129,396
Sonova Holding AG Reg. (b)	966	97,742
Straumann Holding AG	119	30,884
Swatch Group AG Reg., The	1,009	45,977
Swatch Group AG, The	663	156,567
Swiss Life Holding AG Reg. (b)	673	79,950
Swiss Reinsurance	6,872	311,593
Swisscom AG	466	166,893
Syngenta AG Reg.	1,889	434,102

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Synthes Inc.	1,150	$138,673
UBS AG Reg. (b)	70,395	1,290,686
Zurich Financial Services AG Reg.	2,887	688,393

		15,211,073

United Kingdom (20.39%)
3i Group PLC	19,493	90,072
Admiral Group PLC	3,507	64,948
AMEC PLC	7,003	84,825
Anglo American PLC (b)	26,167	834,999
Antofagasta PLC	7,711	93,796
Associated British Foods PLC	7,001	94,970
AstraZeneca PLC	28,821	1,292,528
Autonomy Corp. PLC (b)	3,988	104,127
Aviva PLC	52,724	379,029
BAE Systems PLC	70,636	395,160
Balfour Beatty PLC	10,496	54,196
Barclays PLC (b)	218,358	1,294,061
Berkeley Group Holdings PLC, The (b)	1,551	22,010
BG Group PLC	66,851	1,165,144
BHP Billiton PLC	43,964	1,204,014
BP PLC	372,447	3,299,394
British Airways PLC (b)	11,408	40,352
British American Tobacco PLC	39,756	1,248,862
British Land Co. PLC	17,951	136,668
British Sky Broadcasting Group PLC	22,072	202,189
BT Group PLC	153,338	319,571
Bunzl PLC	6,336	64,411
Burberry Group PLC	9,133	73,665
Cable & Wireless PLC	47,442	109,075
Cadbury PLC	26,050	334,382
Cairn Energy PLC (b)	2,615	116,879
Capita Group PLC	12,147	140,510
Carnival PLC	3,475	119,241
Carphone Warehouse Group PLC	6,679	20,504
Centrica PLC	100,537	404,928
Cobham PLC	20,365	71,441
Compass Group PLC	35,366	216,633
Diageo PLC	49,874	767,315
Drax Group PLC	6,448	48,680
Eurasian Natural Resources Corp.	6,237	87,664
Experian PLC	19,856	167,670
FirstGroup PLC	10,020	66,391
Fresnillo PLC	3,255	40,286
Friends Provident Group PLC	45,366	60,447
G4S PLC	24,429	86,392
GlaxoSmithKline PLC	103,200	2,034,784
Hammerson PLC	15,029	94,843
Home Retail Group PLC	17,524	76,328
HSBC Holdings PLC	341,778	3,913,528
ICAP PLC	10,458	70,885
Imperial Tobacco Group PLC	20,207	585,400
InterContinental Hotels Group PLC	6,063	78,677
International Power PLC	30,916	143,028
Invensys PLC	17,305	80,788

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Investec PLC	7,093	$52,074
J Sainsbury PLC	20,729	107,885
Johnson Matthey PLC	4,480	99,837
Kazakhmys PLC	3,786	64,882
Kingfisher PLC	45,735	155,979
Ladbrokes PLC	11,348	34,048
Land Securities Group PLC	15,694	157,135
Legal & General Group PLC	124,394	175,438
Liberty International PLC	8,370	64,352
Lloyds TSB Group PLC (b)	321,775	534,413
London Stock Exchange Group PLC	3,342	45,876
London Stock Exchange Group PLC Deferred Shares (b)(c)	3,964	0
Lonmin PLC (b)	3,149	84,322
Man Group PLC	32,423	172,190
Marks & Spencer Group PLC	31,416	182,164
National Grid PLC	47,859	463,168
Next PLC	3,841	110,224
Old Mutual PLC	103,153	165,320
Pearson PLC	15,677	193,697
Petrofac Ltd.	4,099	64,870
Prudential PLC	49,404	476,148
Randgold Resources Ltd.	1,472	102,811
Reckitt Benckiser Group PLC	11,896	582,399
Reed Elsevier PLC	24,041	180,681
Rexam PLC	17,552	73,471
Rio Tinto PLC	27,325	1,161,508
Rolls-Royce Group PLC (b)	36,961	278,902
Royal Bank of Scotland Group PLC (b)	343,883	291,218
Royal Dutch Shell PLC Class A	70,259	1,992,683
Royal Dutch Shell PLC Class B	53,389	1,483,092
RSA Insurance Group PLC	62,887	134,773
SABMiller PLC	17,792	429,907
Sage Group PLC	27,438	102,622
Schroders PLC	1,750	30,628
Scottish & Southern Energy PLC	18,392	345,704
SEGRO PLC	14,566	85,799
Serco Group PLC	10,387	84,005
Severn Trent PLC	4,312	67,019
Shire Ltd.	10,738	186,410
Smith & Nephew PLC	17,226	154,698
Smiths Group PLC	8,052	114,687
Standard Chartered PLC	39,753	981,953
Standard Life PLC	45,300	158,994
Tesco PLC	156,715	1,003,235
Thomas Cook Group PLC	8,460	31,483
Tomkins PLC	15,729	47,309
Tui Travel PLC	8,842	36,023
Tullow Oil PLC	16,096	291,227
Unilever PLC	25,336	723,946
United Utilities Group PLC	14,296	104,530
United Utilities Group PLC Deferred Shares (b)(c)	18,501	0
Vedanta Resources PLC	2,857	86,953
Vodafone Group PLC	1,043,647	2,344,492
Whitbread PLC	3,892	75,857
William Morrison Supermarkets PLC	42,644	189,563

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Wolseley PLC (b)	5,461	$132,054
WPP PLC	24,441	210,213
Xstrata PLC (b)	37,522	553,358

		40,753,919

Total Common Stocks
(cost $188,405,850)		195,342,449

Preferred Stocks (a) (0.35%)
Germany (0.35%)
Bayerische Moteren Werke (BMW) AG PFD	800	26,586
Fresenius SE PFD	1,512	88,297
Henkel AG & Co. KGaA PFD	3,521	151,391
Porsche Automobil Holding SE PFD	1,700	133,449
RWE AG-Non Voting PFD	640	52,625
Volkswagen AG PFD	2,088	242,329

		694,677

Total Preferred Stocks
(cost $537,042)		694,677

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.56%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 09/30/2009, to be repurchased at $1,133,485 on 10/01/2009	$1,133,484	$1,133,484

Total Repurchase Agreement
(cost $1,133,484)		1,133,484

TOTAL INVESTMENTS (98.63%)
(cost $190,076,376)		197,170,610
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.37%)		2,734,620

NET ASSETS (100.00%)		$199,905,230

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $1,157,357 as of September 30, 2009.

(e)	At September 30, 2009, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$66,695,697	33.83
Japanese Yen	41,850,443	21.23
British Pound	40,753,919	20.67
Australian Dollar	15,986,406	8.11
Swiss Franc	15,183,350	7.70
Swedish Krona	4,922,043	2.50
Hong Kong Dollar	4,543,024	2.30
Singapore Dollar	2,676,166	1.36
Danish Krone	1,800,537	0.91
Norwegian Krone	1,408,992	0.71
United States Dollar	1,133,484	0.57
New Zealand Dollar	216,549	0.11

Total Investments	$197,170,610	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$52,186,814	26.11
Industrials	22,138,979	11.07
Consumer Staples	19,064,472	9.54
Consumer Discretionary	18,885,529	9.45
Materials	18,343,085	9.18
Health Care	16,085,262	8.05
Energy	15,983,179	7.99
Utilities	11,924,425	5.96
Telecommunication Services	11,653,434	5.83
Information Technology	9,771,947	4.89

Total Stocks	196,037,126	98.07
Repurchase Agreement	1,133,484	0.56
Cash and Other Assets, Net of Liabilities	2,734,620	1.37

Net Assets	$199,905,230	100.00%

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.53%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	5,223,682	$57,199,321
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,484,455	89,834,452

Total Registered Investment Companies
(cost $189,626,487)		147,033,773

TOTAL INVESTMENTS (99.53%)
(cost $189,626,487)		147,033,773
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.47%)		696,869

NET ASSETS (100.00%)		$147,730,642

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (53.48%)
Aerospace/Defense (0.58%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,059,124
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	508,723
5.050%, 08/01/2019	500,000	525,384

		2,093,231

Agriculture, Foods, & Beverage (4.50%)
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	1,003,370
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,010,000
ConAgra Inc.
7.875%, 09/15/2010	36,000	38,105
Kellogg Co.
6.600%, 04/01/2011	500,000	535,866
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	532,528
Hershey Co.
5.300%, 09/01/2011	500,000	534,558
General Mills Inc.
6.000%, 02/15/2012	500,000	543,250
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,085,064
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	549,354
Bottling Group LLC
4.625%, 11/15/2012	500,000	539,182
Kellogg Co.
5.125%, 12/03/2012	500,000	542,752
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	536,311
Pepsico Inc.
4.650%, 02/15/2013	500,000	538,349
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,073,802
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	534,029
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,045,881
Hershey Co.
5.450%, 09/01/2016	500,000	535,152
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,088,064
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	521,878
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,183,918
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	529,835
Pepsico Inc.
7.900%, 11/01/2018	500,000	631,359

		16,132,607

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.15%)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$538,676

Banks (4.07%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,007,890
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	1,012,106
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	516,405
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,041,612
Wachovia Corp.
5.350%, 03/15/2011	500,000	521,180
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,017,894
Royal Bank of Canada
5.650%, 07/20/2011	500,000	537,273
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,074,615
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	540,872
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	515,965
Wachovia Corp.
5.700%, 08/01/2013	500,000	533,658
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	543,408
US Bank NA
4.950%, 10/30/2014	500,000	536,386
Fifth Third Bank
4.750%, 02/01/2015	500,000	467,130
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	487,022
Wachovia Bank NA
5.600%, 03/15/2016	500,000	505,742
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	514,096
Wachovia Corp.
5.750%, 06/15/2017	500,000	528,237
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,079,172
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	490,445
KFW
4.875%, 06/17/2019	1,000,000	1,087,414

		14,558,522

Building Materials & Construction (1.81%)
Lafarge SA
6.150%, 07/15/2011	500,000	520,770
CRH America Inc.
5.625%, 09/30/2011	500,000	519,442

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Cooper Industries Inc.
5.250%, 11/15/2012	$1,000,000	$1,083,256
Hanson Australia Funding
5.250%, 03/15/2013	500,000	475,000
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	504,108
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,032,130
Masco Corp.
4.800%, 06/15/2015	500,000	458,840
Hanson PLC
6.125%, 08/15/2016	1,000,000	920,000
CRH America Inc.
6.000%, 09/30/2016	500,000	512,582
Masco Corp.
5.850%, 03/15/2017	500,000	461,124

		6,487,252

Chemicals (1.78%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,017,946
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	541,493
4.125%, 03/06/2013	500,000	526,112
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	522,036
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	535,988
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,094,191
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	498,206
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	559,237
PPG Industries Inc.
7.400%, 08/15/2019	500,000	571,110
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	520,014

		6,386,333

Commercial Service/Supply (1.15%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	504,084
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	513,166
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	536,367
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	962,241
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	525,443
5.750%, 09/15/2017	500,000	539,722
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	536,218

		4,117,241

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.46%)
International Business Machines Corp.
4.950%, 03/22/2011	$500,000	$527,082
6.500%, 10/15/2013	500,000	569,998
5.700%, 09/14/2017	500,000	551,042

		1,648,122

Consumer & Marketing (3.00%)
Clorox Co.
4.200%, 01/15/2010	500,000	504,890
Newell Rubbermaid Inc.
4.000%, 05/01/2010	142,000	142,838
Avon Products Inc.
5.125%, 01/15/2011	500,000	518,541
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,046,326
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	516,950
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,071,670
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	503,148
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,098,067
Clorox Co.
5.000%, 01/15/2015	500,000	527,642
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,009,116
Black & Decker Corp.
5.750%, 11/15/2016	500,000	499,373
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,048,000
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	569,382
Danaher Corp.
5.625%, 01/15/2018	500,000	548,984
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,147,547

		10,752,474

Electronic/Electrical Manufacturing (0.69%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	332,955
General Electric Co.
5.000%, 02/01/2013	500,000	527,450
Emerson Electric Co.
4.500%, 05/01/2013	500,000	534,656
4.750%, 10/15/2015	1,000,000	1,080,736

		2,475,797

Financial Services (3.84%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	1,003,274
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	1,010,070

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
John Deere Capital Corp.
4.875%, 10/15/2010	$1,000,000	$1,021,883
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,031,185
American Express Credit
5.000%, 12/02/2010	1,000,000	1,030,061
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	535,768
American Express Co.
5.250%, 09/12/2011	500,000	523,214
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	972,560
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	531,748
Citigroup Inc.
5.125%, 05/05/2014	500,000	494,289
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	515,343
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	528,464
Citigroup Inc.
5.300%, 01/07/2016	500,000	486,467
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	523,734
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	498,471
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	537,850
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,051,749
ProLogis
6.625%, 05/15/2018	500,000	461,696
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,007,575

		13,765,401

Forest Products & Paper (0.27%)
International Paper Co.
5.250%, 04/01/2016	500,000	500,246
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	475,833

		976,079

Health Care (6.29%)
Amgen Inc.
4.000%, 11/18/2009	500,000	502,632
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,026,293
Medtronic Inc.
4.375%, 09/15/2010	500,000	515,485
Abbott Laboratories
5.600%, 05/15/2011	750,000	802,527
Johnson & Johnson
5.150%, 08/15/2012	500,000	550,546
AstraZeneca PLC
5.400%, 09/15/2012	500,000	547,993

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.375%, 02/15/2013	$500,000	$522,315
Wyeth
5.500%, 03/15/2013	500,000	541,269
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	532,526
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,063,256
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,094,793
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,072,705
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,059,106
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,105,348
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,002,500
Amgen Inc.
4.850%, 11/18/2014	500,000	540,930
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	543,794
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,071,851
Medtronic Inc.
4.750%, 09/15/2015	500,000	541,695
Abbott Laboratories
5.875%, 05/15/2016	750,000	835,936
Baxter International Inc.
5.900%, 09/01/2016	500,000	561,834
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,159,204
Wyeth
5.450%, 04/01/2017	500,000	541,788
Amgen Inc.
5.850%, 06/01/2017	500,000	549,931
Johnson & Johnson
5.550%, 08/15/2017	500,000	561,858
AstraZeneca PLC
5.900%, 09/15/2017	500,000	559,443
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	557,781
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,056,203
Baxter International Inc.
4.500%, 08/15/2019	500,000	512,804

		22,534,346

Machinery & Manufacturing (4.34%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,008,888
United Technologies Corp.
4.375%, 05/01/2010	500,000	512,020
Deere & Co.
7.850%, 05/15/2010	500,000	521,375

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Johnson Controls Inc.
5.250%, 01/15/2011	$1,000,000	$1,038,262
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	518,894
Covidien International
5.450%, 10/15/2012	500,000	544,352
Goodrich Corp.
7.625%, 12/15/2012	500,000	554,475
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	521,498
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	763,816
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,093,710
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,006,127
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	520,000
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,073,372
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,087,398
Caterpillar Inc.
5.700%, 08/15/2016	500,000	534,825
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,040,757
Honeywell International Inc.
5.300%, 03/15/2017	500,000	539,956
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	552,431
Covidien International
6.000%, 10/15/2017	500,000	554,712
United Technologies Corp.
5.375%, 12/15/2017	500,000	545,488

		15,532,356

Media & Broadcasting (1.06%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,070,451
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,096,548
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,102,354
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	511,640

		3,780,993

Mining & Metals (1.50%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	517,402
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	539,590
BHP Finance USA
4.800%, 04/15/2013	500,000	533,260
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,062,960

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcan Inc.
5.000%, 06/01/2015	$1,000,000	$1,025,323
Alcoa Inc.
5.550%, 02/01/2017	500,000	485,372
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	540,296
Alcoa Inc.
5.870%, 02/23/2022	750,000	650,242

		5,354,445

Oil & Gas (3.44%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,022,852
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	527,828
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,618,515
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	540,978
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	540,456
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	510,377
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	542,982
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,059,559
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	547,633
Apache Corp.
5.625%, 01/15/2017	500,000	544,444
Shell International Finance
5.200%, 03/22/2017	500,000	544,131
Canadian National Resources
5.700%, 05/15/2017	500,000	531,360
Weatherford International Inc.
6.350%, 06/15/2017	500,000	531,920
EOG Resources Inc.
5.875%, 09/15/2017	500,000	553,962
Husky Energy Inc.
6.200%, 09/15/2017	500,000	530,214
Encana Corp.
5.900%, 12/01/2017	500,000	533,974
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,067,391
ConocoPhillips
6.000%, 01/15/2020	500,000	554,126

		12,302,702

Retailers (3.43%)
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,025,487
Home Depot Inc.
4.625%, 08/15/2010	500,000	514,389
Safeway Inc.
4.950%, 08/16/2010	500,000	516,514

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Albertson’s Inc.
7.500%, 02/15/2011	$500,000	$513,750
Home Depot Inc.
5.200%, 03/01/2011	500,000	519,425
CVS Corp.
5.750%, 08/15/2011	500,000	534,564
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,085,453
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	553,270
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,079,312
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,048,086
Walgreen Co.
4.875%, 08/01/2013	500,000	538,970
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,084,564
Target Corp.
5.875%, 07/15/2016	1,000,000	1,105,999
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	541,118
McDonald’s Corp.
5.300%, 03/15/2017	500,000	539,956
Target Corp.
5.375%, 05/01/2017	500,000	537,441
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	535,252

		12,273,550

Telecom & Telecom Equipment (2.53%)
Vodafone Group PLC
7.750%, 02/15/2010	500,000	512,500
Deutsche Telekom International Finance
8.500%, 06/15/2010	500,000	524,097
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,052,217
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,054,042
Vodafone Group PLC
5.500%, 06/15/2011	500,000	531,070
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	531,705
Alltel Corp.
7.000%, 07/01/2012	500,000	556,576
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,089,140
Vodafone Group PLC
4.150%, 06/10/2014	500,000	513,464
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,082,687
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,075,757

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
5.450%, 06/10/2019	$500,000	$520,608

		9,043,863

Utilities & Energy (8.59%)
Duke Energy Corp.
4.500%, 04/01/2010	500,000	509,177
Progress Energy Florida
4.500%, 06/01/2010	500,000	512,138
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	511,367
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	535,762
Reliant Energy
7.750%, 02/15/2011	500,000	531,692
Appalachian Power Co.
5.550%, 04/01/2011	500,000	522,450
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	535,636
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	542,948
Tampa Electric Co.
6.875%, 06/15/2012	500,000	545,218
Appalachian Power Co.
5.650%, 08/15/2012	500,000	536,974
Northern States Power Co.
8.000%, 08/28/2012	500,000	581,301
Southern California Gas
4.800%, 10/01/2012	500,000	537,631
Georgia Power Co.
5.125%, 11/15/2012	200,000	216,646
Virginia Electric & Power
5.100%, 11/30/2012	500,000	541,771
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,058,761
Florida Power Corp.
4.800%, 03/01/2013	500,000	531,920
Public Service of Colorado
4.875%, 03/01/2013	500,000	526,474
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	500,881
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,041,544
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	519,763
PSI Energy
5.000%, 09/15/2013	1,000,000	1,054,043
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,071,379
Union Electric Co.
5.500%, 05/15/2014	500,000	530,842
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,053,575

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
4.750%, 04/01/2015	$500,000	$520,314
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	521,734
Southwestern Electric Power
5.375%, 04/15/2015	500,000	513,318
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	545,663
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,079,274
Virginia Electric & Power
5.400%, 01/15/2016	500,000	532,520
Ohio Power Co.
6.000%, 06/01/2016	500,000	537,956
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	545,160
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	524,494
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	530,204
Georgia Power Co.
5.700%, 06/01/2017	500,000	548,328
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,053,261
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	542,332
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,056,337
Union Electric Co.
6.400%, 06/15/2017	500,000	552,306
Florida Power Corp.
5.800%, 09/15/2017	500,000	553,232
Virginia Electric & Power
5.950%, 09/15/2017	500,000	554,336
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	546,405
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	548,765
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	467,252
Southern California Gas
5.450%, 04/15/2018	500,000	542,204
Pacificorp
5.650%, 07/15/2018	500,000	546,627
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	635,324
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	553,092
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,162,404

		30,762,735

Total Corporate Bonds
(cost $180,874,257)		191,516,725

	Principal amount	Value
Taxable Municipal Bonds (0.58%)
Illinois State
3.850%, 06/01/2013	$1,000,000	$1,034,810
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,050,530

Total Taxable Municipal Bonds
(cost $1,983,139)		2,085,340

Commercial Mortgage-Backed Securities (2.66%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	1,868,968
Morgan Stanley Capital Series 2006-T23 Class A4
5.984%, 08/12/2041	2,000,000	1,961,752
Bear Stearns Commercial Mortgage Securities Series 2007 - T26 Class A4
5.471%, 01/12/2045	2,000,000	1,854,168
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	1,987,682
Morgan Stanley Capital Series 2007-T25 Class A3
5.514%, 11/12/2049	2,000,000	1,849,432

Total Commercial Mortgage-Backed Securities
(cost $9,721,731)		9,522,002

Government Agency Securities (a) (24.27%)
Agency Notes & Bonds (5.12%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,629,252
5.300%, 05/12/2020	3,000,000	3,045,411
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,067,305
4.375%, 09/15/2012	1,500,000	1,612,616
5.550%, 02/16/2017	5,000,000	5,091,055
5.500%, 05/10/2027	5,000,000	5,222,995
7.125%, 01/15/2030	500,000	674,764

		18,343,398

Mortgage-Backed Securities (19.15%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	415,980	442,856
5.000%, 09/01/2018	356,961	381,217
5.000%, 09/01/2018	307,972	327,869
4.500%, 11/01/2018	766,041	809,213
5.500%, 11/01/2018	284,640	305,256
5.000%, 01/01/2019	330,298	350,606
5.000%, 04/01/2019	392,515	416,648
4.000%, 05/01/2019	450,966	469,053
4.500%, 05/01/2019	438,853	461,940
5.500%, 06/01/2019	534,607	570,985
5.000%, 01/01/2020	440,011	467,065
5.500%, 04/01/2020	446,465	474,195
5.500%, 07/01/2020	915,860	978,181

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.000%, 07/01/2021	$902,597	$963,452
4.500%, 05/01/2024	947,005	981,435
6.000%, 11/01/2028	53,185	56,795
6.500%, 06/01/2029	74,879	80,708
7.500%, 12/01/2030	1,885	2,119
7.000%, 07/01/2031	7,322	8,051
6.500%, 09/01/2031	13,975	15,045
6.000%, 11/01/2032	203,693	216,882
6.000%, 12/01/2032	95,174	101,336
5.500%, 05/01/2033	1,384,593	1,457,140
5.500%, 07/01/2033	1,094,753	1,152,114
5.000%, 08/01/2033	1,044,414	1,084,602
5.500%, 03/01/2034	460,494	484,190
5.000%, 04/01/2034	827,253	858,568
6.000%, 07/01/2034	1,292,446	1,372,901
5.500%, 05/01/2035	1,117,996	1,174,478
5.000%, 05/01/2035	1,287,119	1,334,635
4.500%, 08/01/2035	738,010	749,695
5.000%, 10/01/2035	985,187	1,021,557
6.500%, 08/01/2036	872,719	931,664
5.500%, 10/01/2037	1,387,796	1,454,656
6.000%, 01/01/2038	714,965	756,344
6.000%, 01/01/2038	1,473,020	1,558,271
5.000%, 06/01/2039	1,978,295	2,046,999
4.500%, 06/01/2039	1,987,704	2,013,586
Federal National Mortgage Association
6.000%, 09/01/2013	93,892	100,633
5.500%, 12/01/2016	69,726	74,558
5.500%, 01/01/2017	41,481	44,355
5.500%, 01/01/2017	273,602	292,562
6.500%, 01/01/2017	37,109	40,059
5.500%, 02/01/2017	265,076	283,450
5.000%, 03/01/2017	275,829	293,219
6.000%, 04/01/2017	43,718	46,952
5.500%, 01/01/2018	155,675	166,803
5.000%, 02/01/2018	354,706	377,069
4.500%, 05/01/2018	715,936	756,284
5.000%, 05/01/2018	581,855	618,176
5.000%, 05/01/2018	531,674	564,862
4.500%, 05/01/2018	702,653	742,253
5.000%, 05/01/2018	287,019	305,124
4.500%, 03/01/2019	425,829	449,577
5.500%, 10/01/2019	793,385	847,124
5.000%, 11/01/2019	776,843	823,393
4.500%, 12/01/2019	473,456	498,659
5.000%, 06/01/2020	815,498	862,325
4.500%, 09/01/2020	821,268	859,853
5.000%, 05/01/2021	1,108,378	1,173,062
5.500%, 05/01/2021	617,774	655,371
4.500%, 04/01/2023	847,395	879,263
4.500%, 04/01/2024	948,734	983,820
4.000%, 06/01/2024	1,959,527	1,996,478
7.500%, 09/01/2029	39,414	44,150
8.000%, 03/01/2030	11,964	13,562
6.500%, 05/01/2030	67,398	72,877

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.500%, 08/01/2031	$17,919	$19,347
7.000%, 08/01/2031	4,158	4,591
6.500%, 10/01/2031	44,841	48,416
6.000%, 11/01/2031	41,397	44,116
7.000%, 01/01/2032	57,927	63,964
6.500%, 03/01/2032	25,698	27,747
6.000%, 03/01/2032	59,489	63,396
7.000%, 04/01/2032	54,410	59,963
6.500%, 04/01/2032	147,962	159,667
6.500%, 05/01/2032	474,179	514,803
6.000%, 05/01/2032	44,530	47,427
7.000%, 06/01/2032	54,605	60,178
6.500%, 06/01/2032	26,844	28,968
7.000%, 06/01/2032	91,752	101,116
6.500%, 07/01/2032	146,066	157,620
6.000%, 08/01/2032	256,337	273,015
6.500%, 10/01/2032	235,303	253,917
5.500%, 10/01/2032	841,970	886,086
6.000%, 11/01/2032	293,421	312,512
6.000%, 01/01/2033	192,709	205,247
5.500%, 03/01/2033	253,093	266,275
5.500%, 03/01/2033	609,668	641,421
6.000%, 04/01/2033	412,572	439,028
5.000%, 05/01/2033	453,617	470,931
5.000%, 05/01/2033	521,937	541,858
5.000%, 08/01/2033	883,117	916,823
5.500%, 10/01/2033	678,598	713,941
5.000%, 03/01/2034	1,473,250	1,529,480
5.500%, 05/01/2034	885,637	930,656
6.000%, 07/01/2034	519,921	552,449
5.500%, 12/01/2034	1,214,925	1,276,683
5.500%, 04/01/2035	1,036,632	1,088,679
5.000%, 07/01/2035	1,236,656	1,281,922
5.500%, 07/01/2035	1,434,914	1,506,959
5.000%, 10/01/2035	989,631	1,025,856
5.000%, 11/01/2035	673,038	697,673
6.000%, 08/01/2036	1,511,656	1,599,616
6.000%, 12/01/2037	626,798	662,683
5.500%, 02/01/2038	1,474,057	1,544,151
4.500%, 03/01/2039	1,964,443	1,992,477
Government National Mortgage Association
6.000%, 05/15/2017	162,107	174,253
6.500%, 06/15/2028	79,988	86,470
6.000%, 11/15/2028	67,169	71,682
6.500%, 03/15/2029	97,651	105,542
7.000%, 06/15/2029	50,830	56,135
7.500%, 08/20/2030	17,502	19,551
6.000%, 01/15/2032	38,966	41,584
5.500%, 10/15/2033	597,976	631,892
5.000%, 11/20/2033	852,826	888,424
6.000%, 12/20/2033	265,789	284,109

		68,569,479

Total Government Agency Securities
(cost $83,147,382)		86,912,877

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (8.45%)
U.S. Treasury Bonds
7.500%, 11/15/2016	$500,000	$644,570
8.125%, 08/15/2019	750,000	1,045,078
6.250%, 08/15/2023	1,000,000	1,253,439
6.875%, 08/15/2025	1,000,000	1,344,375
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,033,438
2.375%, 08/31/2014	1,000,000	1,003,750
4.250%, 11/15/2014	1,000,000	1,092,188
4.000%, 02/15/2015	2,000,000	2,155,000
4.125%, 05/15/2015	1,000,000	1,082,812
4.250%, 08/15/2015	2,000,000	2,178,124
2.625%, 04/30/2016	1,000,000	987,031
3.250%, 07/31/2016	2,000,000	2,046,876
3.000%, 08/31/2016	1,000,000	1,005,938
4.250%, 11/15/2017	2,000,000	2,155,000
3.500%, 02/15/2018	2,000,000	2,042,656
3.875%, 05/15/2018	2,000,000	2,096,094
3.750%, 11/15/2018	2,000,000	2,069,532
3.125%, 05/15/2019	2,000,000	1,967,968
3.625%, 08/15/2019	2,000,000	2,052,812

Total U.S. Treasury Obligations
(cost $29,237,244)		30,256,681

	Shares	Value
Short-term Investments (9.50%)
JPMorgan U.S. Government Money Market Fund	33,994,296	$33,994,296

Total Short-term Investments
(cost $33,994,296)		33,994,296

TOTAL INVESTMENTS (98.94%)
(cost $338,958,049)		354,287,921
OTHER ASSETS, NET OF LIABILITIES (1.06%)		3,801,178

NET ASSETS (100.00%)		$358,089,099

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (b) (94.50%)
Alabama (3.22%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1		$1,000,000	$1,099,680
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	A1		500,000	558,935
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	A1		2,305,000	2,466,096
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	A1		1,000,000	1,077,050

						5,201,761

Alaska (0.67%)
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2		1,035,000	1,085,363

Arizona (3.62%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3		885,000	932,834
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa3		1,000,000	1,213,150
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	Aa2		1,460,000	1,591,488
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	Aa2		2,000,000	2,110,320

						5,847,792

California (11.06%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3		1,500,000	1,610,145
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Baa1	(c)	900,000	945,414
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA-		1,395,000	1,507,869
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA-		450,000	482,620
State of California, General Obligation Bonds	5.250%	02/01/2019	Baa1	(c)	2,200,000	2,338,820
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	A1		900,000	994,410
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-		560,000	588,958
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	Baa1	(c)	600,000	624,840
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3		1,000,000	1,045,110
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA		885,000	903,089
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3		1,195,000	1,274,993
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Baa1	(c)	1,300,000	1,401,413
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA		930,000	943,708
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3		1,000,000	1,049,840
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa3		1,000,000	1,104,260
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA		1,000,000	1,051,860

						17,867,349

Colorado (1.48%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Baa1	(d)	1,320,000	1,420,610
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2		250,000	273,962

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Eagle River Water and Sanitation District (Eagle County, Colorado), Enterprise Water Revenue Bonds, Series 2009	4.250%	12/01/2024	AAA		$675,000	$702,682

						2,397,254

Connecticut (0.86%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (e)	5.000%	01/15/2021	A1		265,000	289,563
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C (f)	4.000%	04/01/2021	Aaa		1,010,000	1,104,011

						1,393,574

Delaware (1.88%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1		1,625,000	1,739,855
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1		1,170,000	1,297,706

						3,037,561

Florida (3.22%)
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	Aa3		1,000,000	1,019,810
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A2		1,350,000	1,385,086
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	Baa1	(d)	1,000,000	1,004,450
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2		1,700,000	1,799,773

						5,209,119

Georgia (2.18%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1		1,000,000	1,050,770
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2		1,000,000	1,190,050
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa3		1,205,000	1,282,903

						3,523,723

Hawaii (1.48%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa3		2,000,000	2,389,920

Idaho (1.97%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-		500,000	541,180
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A		1,000,000	1,076,550
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aa2		1,430,000	1,561,560

						3,179,290

Illinois (0.65%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	A1		1,000,000	1,052,280

Indiana (1.19%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Baa1	(g)	1,310,000	1,390,539
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa		495,000	536,139

						1,926,678

Iowa (2.32%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2		500,000	508,125

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	$1,785,000	$1,915,484
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa2	1,270,000	1,333,310

					3,756,919

Kansas (5.84%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	A2	730,000	781,604
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	620,000	663,375
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	450,000	465,782
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	A2	245,000	261,040
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,078,080
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,011,672
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,673,823
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,501,234

					9,436,610

Louisiana (0.61%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	900,000	978,516

Maine (0.65%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	1,000,000	1,049,010

Maryland (1.54%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,379,938
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,114,850

					2,494,788

Massachusetts (0.70%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (e)	5.250%	08/01/2020	Aa2	1,000,000	1,136,380

Michigan (0.67%)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,078,350

Minnesota (1.66%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,681,850

Missouri (2.76%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,197,874
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,036,380
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,096,190
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,122,720

					4,453,164

Montana (0.22%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2	315,000	350,390

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (2.12%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2		$1,595,000	$1,733,621
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA		1,500,000	1,699,845

						3,433,466

New Hampshire (1.38%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3		610,000	651,157
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3		980,000	1,043,769
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3		500,000	542,250

						2,237,176

New Jersey (0.82%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa1	(c)	1,300,000	1,320,371

New Mexico (0.67%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2		1,000,000	1,081,510

New York (5.60%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		1,300,000	1,399,632
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B (f)	3.000%	10/01/2020	AA		2,310,000	2,328,157
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA		1,000,000	1,099,110
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa3		1,000,000	1,103,440
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3		1,000,000	1,062,610
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2		950,000	1,004,416
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2		995,000	1,048,969

						9,046,334

North Carolina (1.93%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa		1,000,000	1,075,380
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A (f)	5.000%	03/01/2024	Aa3		1,355,000	1,528,237
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3		195,000	206,881
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3		300,000	316,620

						3,127,118

Ohio (2.60%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aa2		1,000,000	1,064,430
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa		750,000	802,958
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	Aa3		1,000,000	1,189,010
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (f)	5.000%	12/01/2023	Aa3		1,000,000	1,138,230

						4,194,628

Oklahoma (1.57%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2		1,165,000	1,265,481

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	$400,000	$446,748
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	825,000	819,481

					2,531,710

Oregon (7.15%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (e)	5.250%	06/15/2015	AAA	1,000,000	1,111,840
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (e)	5.625%	06/15/2017	Aa2	1,500,000	1,627,140
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (e)	5.000%	06/15/2018	Aa2	2,000,000	2,146,700
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aa3	705,000	757,248
City of Portland, Oregon, Second Lien Sewer System, Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,071,046
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	570,000	618,399
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	358,020
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa2	575,000	678,178
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	1,000,000	1,093,950
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa2	940,000	1,089,234

					11,551,755

Rhode Island (1.67%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,073,810
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	1,000,000	1,077,750
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	549,075

					2,700,635

South Carolina (2.48%)
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	4,005,120

South Dakota (0.50%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	816,416

Tennessee (3.41%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	A1	1,000,000	1,151,430
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	A1	500,000	577,375
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	A1	840,000	960,204
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	1,000,000	1,094,180
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	425,000	451,320
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,272,431

					5,506,940

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (3.25%)
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	$2,550,000	$2,619,232
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,500,000	1,672,935
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	955,998

					5,248,165

Utah (0.49%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (e)	5.250%	04/01/2022	NR	680,000	792,227

Virginia (2.71%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,179,210
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	567,117
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	1,550,000	1,682,634
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	947,439

					4,376,400

Washington (5.12%)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	2,000,000	2,241,500
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,714,000
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	A1	680,000	730,735
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	1,140,000	1,169,526
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	A1	445,000	479,545
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	900,000	940,626

					8,275,932

Wisconsin (0.58%)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aa1	850,000	930,521

Total Long-term Municipal Bonds
(cost $143,048,696)					152,704,065

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Short-term Investments (7.64%)
JPMorgan Tax Free Money Market Fund	12,341,786	$12,341,786

Total Short-term Investments
(cost $12,341,786)		12,341,786

TOTAL INVESTMENTS (102.14%)
(cost $155,390,482)		165,045,851
LIABILITIES, NET OF OTHER ASSETS (-2.14%)		(3,455,469)

NET ASSETS (100.00%)		$161,590,382

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 4.65% Advanced Refund Bonds, 42.59% General Obligation Bonds and 52.76% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security.

(d)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s nor S&P rated the underlying security.

(e)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(f)	Security purchased on a “when-issued” basis.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

NR – Not Rated

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (100.60%)
Agriculture, Foods, & Beverage (8.68%)
Coca-Cola Co. (a)
0.350%, 12/09/2009	$1,500,000	$1,498,994
0.370%, 12/09/2009	7,500,000	7,494,681
Nestle Capital Corp. (a)
0.260%, 12/11/2009	1,500,000	1,499,231
Nestle Financial International
0.170%, 10/26/2009	11,250,000	11,248,672

		21,741,578

Automotive (10.32%)
American Honda Finance Corp.
0.300%, 11/18/2009	1,393,000	1,392,443
0.200%, 11/24/2009	3,850,000	3,848,845
0.280%, 12/02/2009	1,500,000	1,499,277
0.300%, 12/02/2009	6,000,000	5,996,900
Toyota Motor Credit Corp.
0.260%, 10/19/2009	13,100,000	13,098,297

		25,835,762

Financial Services (5.11%)
General Electric Capital Corp.
0.210%, 10/22/2009	12,800,000	12,798,432

Government Agency Securities (b) (62.44%)
Federal Home Loan Bank
0.220%, 10/09/2009	11,500,000	11,499,438
0.140%, 10/14/2009	1,000,000	999,949
0.145%, 10/21/2009	1,500,000	1,499,879
0.140%, 10/29/2009	20,000,000	19,997,822
0.140%, 10/30/2009	10,000,000	9,998,872
0.190%, 11/04/2009	10,000,000	9,998,206
0.150%, 11/06/2009	12,000,000	11,998,200
0.110%, 11/10/2009	10,000,000	9,998,778
Federal Home Loan Mortgage Corp.
0.215%, 10/05/2009	10,000,000	9,999,761
0.140%, 10/13/2009	11,000,000	10,999,220
0.140%, 10/26/2009	4,400,000	4,399,572
0.195%, 11/02/2009	5,000,000	4,999,133
0.190%, 11/09/2009	10,000,000	9,997,942
0.220%, 12/15/2009	5,000,000	4,997,708
0.120%, 12/21/2009	10,000,000	9,997,300
Federal National Mortgage Association
0.080%, 11/16/2009	5,000,000	4,999,489
0.120%, 12/17/2009	10,000,000	9,997,433
0.120%, 12/23/2009	10,000,000	9,997,233

		156,375,935

Health Care (10.94%)
Abbott Laboratories (a)
0.140%, 10/22/2009	3,700,000	3,699,698
0.170%, 11/30/2009	2,800,000	2,799,207
Johnson & Johnson (a)
0.250%, 10/27/2009	4,500,000	4,499,188
0.290%, 11/23/2009	3,000,000	2,998,719

	Principal amount	Value
Short-term Investments (Cont.)
Health Care (Cont.)
Pfizer Inc.
0.360%, 12/08/2009	$13,400,000	$13,390,888

		27,387,700

	Shares	Value
Registered Investment Companies (3.11%)
JPMorgan U.S. Government Money Market Fund	7,793,016	$7,793,016

Total Short-term Investments
(cost $251,932,423)		251,932,423

TOTAL INVESTMENTS (100.60%)
(cost $251,932,423)		251,932,423
LIABILITIES, NET OF OTHER ASSETS (-0.60%)		(1,499,054)

NET ASSETS (100.00%)		$250,433,369

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $24,489,718 or 9.78% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

56	See accompanying notes to schedules of investments.

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STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 16 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives. The LifePath 2010 Fund is not available after November 20, 2009, because it will be merged into the LifePath Income Fund on that date.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

58

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFIMC applies a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of September 30, 2009:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks	$213,282,076	$—	$—	$213,282,076
Short-term Investments	2,496,827	—	—	2,496,827
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks	124,809,716	—	—	124,809,716
Short-term Investments	496,333	—	—	496,333
International Equity Fund					—	(5,670)	—	(5,670)
Common Stocks	—	88,300,377	—	88,300,377
Preferred Stocks	—	4,545,022	—	4,545,022
Repurchase Agreement	—	4,732,229	—	4,732,229
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	459,245,881	—	459,245,881
Small Cap Index Fund					95,084	—	—	95,084
Common Stocks	228,286,803	87	0	228,286,890
Short-term Investments	4,568,154	679,940	—	5,248,094
International Index Fund					2,185	8,446	—	10,631
Common Stocks	—	195,342,449	0	195,342,449
Preferred Stocks	—	694,677	—	694,677
Repurchase Agreement	—	1,133,484	—	1,133,484
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	147,033,773	—	—	147,033,773
Bond Fund					—	—	—	—
Corporate Bonds	—	191,516,725	—	191,516,725
Taxable Municipal Bonds	—	2,085,340	—	2,085,340
Commercial Mortgaged-Backed Securities	—	9,522,002	—	9,522,002
Agency Notes & Bonds	—	18,343,398	—	18,343,398
Mortgage-Backed Securities	—	68,569,479	—	68,569,479
U.S. Treasury Obligations	—	30,256,681	—	30,256,681
Short-term Investments	33,994,296	—	—	33,994,296
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	152,704,065	—	152,704,065
Short-term Investments	12,341,786	—	—	12,341,786
Money Market Fund					—	—	—	—
Short-term Investments	7,793,016	244,139,407	—	251,932,423

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Income Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$150,806,481	$—	$150,806,481
LifePath 2010 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	411,165,840	—	411,165,840
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	786,354,433	—	786,354,433
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	653,583,955	—	653,583,955
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	505,183,256	—	505,183,256
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	18,798,417	—	18,798,417

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2008 or September 30, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008 or September 30, 2009.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2009. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2009, there were commitments of $6,059,709 (representing 3.75% of net assets) for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2009 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.60%
LifePath Income Fund	LifePath Retirement Master Portfolio	49.61%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	50.62%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	48.30%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.57%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	48.25%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	64.56%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Schedules of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

On August 2, 2009, the Equity and Bond Fund, the LifePath Income Fund and SFIMC entered into a closing agreement with the Internal Revenue Service (“IRS”) to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might have been considered preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which methodology was changed beginning in December 2006. SFIMC previously had agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 for fees that the Trust’s management anticipated the IRS assessing as a result of entering into the closing agreement. Pursuant to the final closing agreement, the IRS assessed aggregate fees of $59,301, which SFIMC paid to the IRS on behalf of these two Funds. The Trust’s management allocated $19,665 of the aggregate fees to the Equity and Bond Fund and $39,636 to the LifePath Income Fund. The Equity and Bond Fund and the LifePath Income Fund accrued these respective amounts as tax administration expenses, along with an offsetting reimbursement from SFIMC.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$204,521,967	$19,719,923	$(8,462,987)	$11,256,936
Small/Mid Cap Equity Fund	105,477,015	23,405,576	(3,576,542)	19,829,034
International Equity Fund	91,960,462	12,713,330	(7,096,164)	5,617,166
Small Cap Index Fund	261,089,867	34,378,821	(61,933,704)	(27,554,883)
International Index Fund	192,606,667	33,770,659	(29,206,716)	4,563,943
Equity and Bond Fund	189,720,992	2,989,951	(45,677,170)	(42,687,219)
Bond Fund	338,958,049	16,127,077	(797,205)	15,329,872
Tax Advantaged Bond Fund	155,390,483	9,677,450	(22,083)	9,655,367
Money Market Fund	251,932,423	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(1,422,314) as ordinary income for federal income tax purposes during 2008. The International Index Fund recognized unrealized appreciation (depreciation) of $(1,558,084) as ordinary income for federal income tax purposes during 2008. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008 was $101,041 for the International Equity Fund and $241,822 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (“the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009 and from April 30, 2009 through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. On September 18, 2009, the program expired.

Under the Program, if the Fund’s net asset value per share dropped below $0.995 on any day while the Program was in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may have been eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covered the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund paid fees to participate in the Program and the Program extensions; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remained in effect.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities,

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

For disclosures about derivative instruments and hedging activities for the Master Portfolio, see the MIP Notes to Schedules of Investments.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3.	Futures and foreign currency contracts

As of September 30, 2009, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
108,759	British Pound	3	10/05/2009	173,813	$—	$(394)
(343,194)	Canadian Dollar	2	10/01/2009-10/02/2009	(320,547)	—	(5,030)
617,303	Danish Krone	1	10/05/2009	121,348	—	(216)
121,269	Euro	4	10/02/2009-10/05/2009	177,459	3	(96)
(97,923)	Hong Kong Dollar	2	10/02/2009-10/05/2009	(12,635)	—	(1)
(19,935,582)	Japanese Yen	2	10/01/2009	(222,086)	171	(54)
283,069	Swiss Franc	3	10/05/2009	273,153	24	(77)

				Total	$198	$(5,868)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
23,347	Australian Dollar	1	12/16/2009	20,469	$469	$—
343,498	British Pound	3	12/16/2009	548,842	716	(11,874)
(280,841)	British Pound	2	12/16/2009	(448,728)	11,271	—
648,784	Euro	4	12/16/2009	949,321	3,182	(1,861)
1,006,887	Hong Kong Dollar	1	12/16/2009	129,981	—	(19)
(704,804)	Hong Kong Dollar	1	12/16/2009	(90,984)	16	—
28,373,939	Japanese Yen	3	12/16/2009	316,248	6,248	—
(12,542,362)	Japanese Yen	1	12/16/2009	(139,793)	206	—
84,293	Swedish Krona	1	10/06/2009	12,092	92	—

				Total	$22,200	$(13,754)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	64	$3,764,116	$3,859,200	Long	December ‘09	$95,084

Total							$95,084

International Index Fund	DJ Euro Stoxx 50	48	2,000,351	2,006,778	Long	December ‘09	6,427
International Index Fund	FTSE 100 Index	10	809,272	813,619	Long	December ‘09	4,347
International Index Fund	Hang Seng Index	1	134,984	134,806	Long	October ‘09	(178)
International Index Fund	Share Price Index	4	403,518	418,780	Long	December ‘09	15,262
International Index Fund	TOPIX Index	9	936,055	912,382	Long	December ‘09	(23,673)

Total							$2,185

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2010, 2020, 2030, 2040 and 2050 are registered trademarks of Barclays Global Investors, N.A.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks—(97.92%)
Advertising—(0.16%)
Interpublic Group of Companies Inc. (The) (a)(b)	99,201	$745,992
Omnicom Group Inc. (b)	62,915	2,324,080

		3,070,072

Aerospace & Defense—(2.17%)
Boeing Co. (The)	148,608	8,047,123
General Dynamics Corp. (b)	78,884	5,095,906
Goodrich Corp. (b)	25,169	1,367,683
L-3 Communications Holdings Inc. (b)	23,555	1,891,938
Lockheed Martin Corp.	66,127	5,163,196
Northrop Grumman Corp.	65,296	3,379,068
Raytheon Co.	79,866	3,831,172
Rockwell Collins Inc. (b)	32,192	1,635,354
United Technologies Corp.	192,395	11,722,627

		42,134,067

Agriculture—(2.23%)
Altria Group Inc.	421,642	7,509,444
Archer-Daniels-Midland Co.	131,451	3,840,998
Lorillard Inc.	33,965	2,523,599
Monsanto Co.	111,647	8,641,478
Philip Morris International Inc.	395,173	19,260,732
Reynolds American Inc.	34,492	1,535,584

		43,311,835

Airlines—(0.07%)
Southwest Airlines Co.	150,333	1,443,197

		1,443,197

Apparel—(0.48%)
Coach Inc.	64,329	2,117,711
Nike Inc. Class B	79,002	5,111,429
Polo Ralph Lauren Corp.	11,591	888,102
VF Corp.	18,191	1,317,574

		9,434,816

Auto Manufacturers—(0.39%)
Ford Motor Co. (a)	659,803	4,757,180
PACCAR Inc. (b)	74,257	2,800,232

		7,557,412

Auto Parts & Equipment—(0.20%)
Goodyear Tire & Rubber Co. (The) (a)	48,235	821,442
Johnson Controls Inc.	121,713	3,110,984

		3,932,426

Banks—(5.21%)
Bank of America Corp.	1,766,644	29,891,617

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. (The)	245,090	$7,105,159
BB&T Corp.	139,348	3,795,840
Comerica Inc.	30,769	912,916
Discover Financial Services	108,882	1,767,155
Fifth Third Bancorp	161,628	1,637,292
First Horizon National Corp. (a)	45,657	604,042
Huntington Bancshares Inc. (b)	116,992	551,032
KeyCorp	178,242	1,158,573
M&T Bank Corp. (b)	16,746	1,043,611
Marshall & Ilsley Corp.	75,293	607,615
Northern Trust Corp.	48,967	2,847,921
PNC Financial Services Group Inc. (The)	94,366	4,585,244
Regions Financial Corp.	241,386	1,499,007
State Street Corp.	101,227	5,324,540
SunTrust Banks Inc.	101,510	2,289,050
U.S. Bancorp	389,877	8,522,711
Wells Fargo & Co.	952,681	26,846,551
Zions Bancorporation (b)	25,428	456,941

		101,446,817

Beverages—(2.63%)
Brown-Forman Corp. Class B NVS	22,534	1,086,589
Coca-Cola Co. (The)	472,799	25,389,306
Coca-Cola Enterprises Inc.	64,362	1,377,990
Constellation Brands Inc. Class A (a)	40,667	616,105
Dr Pepper Snapple Group Inc. (a)	52,262	1,502,532
Molson Coors Brewing Co. Class B NVS	31,860	1,550,945
Pepsi Bottling Group Inc.	29,210	1,064,412
PepsiCo Inc.	318,242	18,668,076

		51,255,955

Biotechnology—(1.35%)
Amgen Inc. (a)	207,548	12,500,616
Biogen Idec Inc. (a)	58,567	2,958,805
Celgene Corp. (a)	93,231	5,211,613
Genzyme Corp. (a)(b)	55,436	3,144,884
Life Technologies Corp. (a)(b)	35,755	1,664,395
Millipore Corp. (a)	11,124	782,351

		26,262,664

Building Materials—(0.05%)
Masco Corp. (b)	74,051	956,739

		956,739

Chemicals—(1.60%)
Air Products and Chemicals Inc.	42,946	3,331,751
Airgas Inc.	16,738	809,617
CF Industries Holdings Inc.	9,918	855,229
Dow Chemical Co. (The) (b)	232,653	6,065,264

66	See accompanying notes to schedules of investments

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.	184,912	$5,943,072
Eastman Chemical Co. (b)	14,579	780,560
Ecolab Inc. (b)	48,186	2,227,639
FMC Corp.	14,887	837,394
International Flavors & Fragrances Inc. (b)	16,256	616,590
PPG Industries Inc. (b)	33,965	1,977,103
Praxair Inc. (b)	62,849	5,134,135
Sherwin-Williams Co. (The) (b)	19,625	1,180,640
Sigma-Aldrich Corp. (b)	24,499	1,322,456

		31,081,450

Coal—(0.21%)
CONSOL Energy Inc. (b)	36,462	1,644,801
Massey Energy Co. (b)	17,752	495,103
Peabody Energy Corp. (b)	54,859	2,041,852

		4,181,756

Commercial Services—(1.01%)
Apollo Group Inc. Class A (a)	25,934	1,910,558
Convergys Corp. (a)	25,380	252,277
DeVry Inc. (b)	12,640	699,245
Equifax Inc.	26,260	765,216
H&R Block Inc.	69,089	1,269,856
Iron Mountain Inc. (a)(b)	37,358	995,964
MasterCard Inc. Class A	19,550	3,952,032
McKesson Corp.	54,642	3,253,931
Monster Worldwide Inc. (a)	26,159	457,259
Moody’s Corp.	39,532	808,825
Quanta Services Inc. (a)	39,957	884,248
R.R. Donnelley & Sons Co. (b)	40,990	871,447
Robert Half International Inc. (b)	30,282	757,656
Western Union Co.	144,152	2,727,356

		19,605,870

Computers—(5.83%)
Affiliated Computer Services Inc. Class A (a)	20,255	1,097,213
Apple Inc. (a)	182,862	33,897,129
Cognizant Technology Solutions Corp. Class A (a)	60,335	2,332,551
Computer Sciences Corp. (a)	31,043	1,636,277
Dell Inc. (a)	352,337	5,376,663
EMC Corp. (a)	411,514	7,012,199
Hewlett-Packard Co.	484,290	22,863,331
International Business Machines Corp.	267,673	32,016,368
Lexmark International Inc. Class A (a)(b)	15,437	332,513
NetApp Inc. (a)	68,857	1,837,105
SanDisk Corp. (a)(b)	45,450	986,265
Sun Microsystems Inc. (a)	153,364	1,394,079
Teradata Corp. (a)	34,341	945,064
Western Digital Corp. (a)(b)	45,619	1,666,462

Security	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
		$113,393,219

Cosmetics & Personal Care—(2.37%)
Avon Products Inc. (b)	86,698	2,944,264
Colgate-Palmolive Co.	101,970	7,778,272
Estee Lauder Companies Inc. (The) Class A	24,028	890,958
Procter & Gamble Co. (The)	596,011	34,520,957

		46,134,451

Distribution & Wholesale—(0.17%)
Fastenal Co.	26,957	1,043,236
Genuine Parts Co.	32,607	1,241,022
W.W. Grainger Inc.	12,558	1,122,183

		3,406,441

Diversified Financial Services—(5.72%)
American Express Co.	242,135	8,208,376
Ameriprise Financial Inc.	52,301	1,900,095
Capital One Financial Corp.	92,666	3,310,956
Charles Schwab Corp. (The)	193,871	3,712,630
Citigroup Inc.	2,659,921	12,874,018
CME Group Inc.	13,491	4,157,791
E*TRADE Financial Corp. (a)	177,871	311,274
Federated Investors Inc. Class B	18,116	477,719
Franklin Resources Inc.	30,742	3,092,645
Goldman Sachs Group Inc. (The)	104,292	19,226,230
IntercontinentalExchange Inc. (a)(b)	14,838	1,442,105
Invesco Ltd.	84,328	1,919,305
Janus Capital Group Inc.	36,685	520,193
JPMorgan Chase & Co.	802,379	35,160,248
Legg Mason Inc.	32,929	1,021,787
Morgan Stanley	277,121	8,557,496
NASDAQ OMX Group Inc. (The) (a)	28,161	592,789
NYSE Euronext Inc.	53,596	1,548,388
SLM Corp. (a)(b)	95,835	835,681
T. Rowe Price Group Inc.	52,500	2,399,250

		111,268,976

Electric—(3.33%)
AES Corp. (The) (a)(b)	136,635	2,024,931
Allegheny Energy Inc.	34,178	906,401
Ameren Corp.	47,362	1,197,311
American Electric Power Co. Inc.	97,084	3,008,633
CenterPoint Energy Inc.	78,306	973,344
CMS Energy Corp.	47,382	634,919
Consolidated Edison Inc. (b)	55,889	2,288,096
Constellation Energy Group Inc.	40,351	1,306,162
Dominion Resources Inc. (b)	121,274	4,183,953
DTE Energy Co. (b)	33,526	1,178,104
Duke Energy Corp.	264,194	4,158,414
Dynegy Inc. Class A (a)	104,575	266,666
Edison International	66,512	2,233,473

See accompanying notes to schedules of investments	67

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electric (Cont.)
Entergy Corp.	39,715	$3,171,640
Exelon Corp.	134,821	6,689,818
FirstEnergy Corp.	62,468	2,856,037
FPL Group Inc.	83,757	4,625,899
Integrys Energy Group Inc. (b)	16,065	576,573
Northeast Utilities (b)	35,903	852,337
Pepco Holdings Inc.	44,898	668,082
PG&E Corp.	75,482	3,056,266
Pinnacle West Capital Corp. (b)	21,158	694,406
PPL Corp.	76,668	2,326,107
Progress Energy Inc. (b)	56,955	2,224,662
Public Service Enterprise Group Inc.	103,710	3,260,642
SCANA Corp.	23,059	804,759
Southern Co. (b)	162,239	5,138,109
TECO Energy Inc. (b)	44,313	623,927
Wisconsin Energy Corp.	24,218	1,093,927
Xcel Energy Inc. (b)	93,262	1,794,361

		64,817,959

Electrical Components & Equipment—(0.35%)
Emerson Electric Co. (b)	153,844	6,166,068
Molex Inc. (b)	28,010	584,849

		6,750,917

Electronics—(0.50%)
Agilent Technologies Inc. (a)	69,754	1,941,254
Amphenol Corp. Class A	34,499	1,299,922
FLIR Systems Inc. (a)	30,495	852,945
Jabil Circuit Inc.	39,243	526,249
PerkinElmer Inc. (b)	22,859	439,807
Thermo Fisher Scientific Inc. (a)(b)	83,713	3,655,747
Waters Corp. (a)	19,838	1,108,151

		9,824,075

Engineering & Construction—(0.16%)
Fluor Corp. (b)	36,987	1,880,789
Jacobs Engineering Group Inc. (a)(b)	25,372	1,165,843

		3,046,632

Entertainment—(0.07%)
International Game Technology	59,686	1,282,055

		1,282,055

Environmental Control—(0.29%)
Republic Services Inc.	65,120	1,730,238
Stericycle Inc. (a)(b)	17,687	856,935
Waste Management Inc. (b)	100,529	2,997,775

		5,584,948

Security	Shares	Value
Common Stocks (Cont.)
Food—(1.88%)
Campbell Soup Co. (b)	39,922	$1,302,256
ConAgra Foods Inc.	89,353	1,937,173
Dean Foods Co. (a)	36,292	645,635
General Mills Inc.	66,728	4,295,949
H.J. Heinz Co.	64,436	2,561,331
Hershey Co. (The)	33,349	1,295,942
Hormel Foods Corp. (b)	14,579	517,846
J.M. Smucker Co. (The)	24,451	1,296,148
Kellogg Co. (b)	52,205	2,570,052
Kraft Foods Inc. Class A	301,051	7,908,610
Kroger Co. (The)	133,706	2,759,692
McCormick & Co. Inc. NVS (b)	26,935	914,174
Safeway Inc. (b)	83,996	1,656,401
Sara Lee Corp.	140,064	1,560,313
SUPERVALU Inc. (b)	43,040	648,182
Sysco Corp. (b)	119,857	2,978,446
Tyson Foods Inc. Class A	63,044	796,246
Whole Foods Market Inc. (a)	27,988	853,354

		36,497,750

Forest Products & Paper—(0.27%)
International Paper Co.	88,382	1,964,732
MeadWestvaco Corp.	34,856	777,637
Plum Creek Timber Co. Inc. (b)	32,626	999,661
Weyerhaeuser Co. (b)	42,636	1,562,609

		5,304,639

Gas—(0.18%)
Nicor Inc.	9,098	332,896
NiSource Inc.	54,771	760,769
Sempra Energy	49,926	2,486,814

		3,580,479

Hand & Machine Tools—(0.09%)
Black & Decker Corp. (The) (b)	12,384	573,255
Snap-On Inc. (b)	12,087	420,144
Stanley Works (The)	16,479	703,489

		1,696,888

Health Care - Products—(3.65%)
Baxter International Inc.	123,324	7,030,701
Becton, Dickinson and Co.	48,579	3,388,385
Boston Scientific Corp. (a)	307,449	3,255,885
C.R. Bard Inc. (b)	19,683	1,547,281
CareFusion Corp. (a)	36,819	802,654
DENTSPLY International Inc. (b)	30,794	1,063,625
Intuitive Surgical Inc. (a)(b)	7,664	2,009,884
Johnson & Johnson	562,702	34,262,925

68	See accompanying notes to schedules of investments

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products (Cont.)
Medtronic Inc.	226,375	$8,330,600
Patterson Companies Inc. (a)(b)	18,873	514,289
St. Jude Medical Inc. (a)	70,530	2,751,375
Stryker Corp. (b)	57,458	2,610,317
Varian Medical Systems Inc. (a)(b)	25,786	1,086,364
Zimmer Holdings Inc. (a)	44,112	2,357,786

		71,012,071

Health Care - Services—(1.02%)
Aetna Inc.	89,696	2,496,240
Coventry Health Care Inc. (a)(b)	30,695	612,672
DaVita Inc. (a)(b)	21,493	1,217,364
Humana Inc. (a)(b)	34,840	1,299,532
Laboratory Corp. of America Holdings (a)(b)	22,224	1,460,117
Quest Diagnostics Inc. (b)	31,727	1,655,832
Tenet Healthcare Corp. (a)	89,297	525,066
UnitedHealth Group Inc.	237,872	5,956,315
WellPoint Inc. (a)	97,298	4,608,033

		19,831,171

Holding Companies - Diversified—(0.05%)
Leucadia National Corp. (a)(b)	38,525	952,338

		952,338

Home Builders—(0.10%)
D.R. Horton Inc. (b)	54,843	625,759
KB Home	14,123	234,583
Lennar Corp. Class A	31,059	442,591
Pulte Homes Inc. (b)	66,011	725,461

		2,028,394

Home Furnishings—(0.08%)
Harman International Industries Inc. (b)	13,923	471,711
Whirlpool Corp. (b)	14,840	1,038,206

		1,509,917

Household Products & Wares—(0.45%)
Avery Dennison Corp. (b)	23,083	831,219
Clorox Co. (The)	28,426	1,672,017
Fortune Brands Inc. (b)	30,227	1,299,156
Kimberly-Clark Corp.	84,788	5,000,796

		8,803,188

Housewares—(0.04%)
Newell Rubbermaid Inc. (b)	55,415	869,461

		869,461

Security	Shares	Value
Common Stocks (Cont.)
Insurance—(2.69%)
Aflac Inc.	95,521	$4,082,568
Allstate Corp. (The)	109,466	3,351,849
American International Group Inc. (a)	27,701	1,221,891
Aon Corp. (b)	55,935	2,275,995
Assurant Inc.	24,311	779,411
Chubb Corp. (b)	71,797	3,619,287
CIGNA Corp.	55,622	1,562,422
Cincinnati Financial Corp.	32,753	851,250
Genworth Financial Inc. Class A	97,673	1,167,192
Hartford Financial Services Group Inc. (The)	78,732	2,086,398
Lincoln National Corp.	61,651	1,597,377
Loews Corp.	73,781	2,526,999
Marsh & McLennan Companies Inc.	106,611	2,636,490
MBIA Inc. (a)(b)	35,129	272,601
MetLife Inc.	166,582	6,341,777
Principal Financial Group Inc. (b)	64,851	1,776,269
Progressive Corp. (The) (a)(b)	137,798	2,284,691
Prudential Financial Inc.	94,359	4,709,458
Torchmark Corp.	16,467	715,162
Travelers Companies Inc. (The)	116,226	5,721,806
Unum Group	67,988	1,457,663
XL Capital Ltd. Class A	70,528	1,231,419

		52,269,975

Internet—(2.43%)
Akamai Technologies Inc. (a)(b)	35,386	696,396
Amazon.com Inc. (a)	67,777	6,327,661
eBay Inc. (a)	228,823	5,402,511
Expedia Inc. (a)(b)	42,183	1,010,283
Google Inc. Class A (a)	49,137	24,364,581
McAfee Inc. (a)(b)	31,920	1,397,777
Symantec Corp. (a)	167,416	2,757,342
VeriSign Inc. (a)	39,843	943,881
Yahoo! Inc. (a)	244,531	4,355,097

		47,255,529

Iron & Steel—(0.28%)
AK Steel Holding Corp.	21,502	424,234
Allegheny Technologies Inc. (b)	20,120	703,999
Nucor Corp. (b)	64,335	3,024,388
United States Steel Corp. (b)	29,217	1,296,358

		5,448,979

Leisure Time—(0.21%)
Carnival Corp.	89,274	2,971,039
Harley-Davidson Inc. (b)	47,092	1,083,116

		4,054,155

See accompanying notes to schedules of investments	69

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Lodging—(0.22%)
Marriott International Inc. Class A (b)	52,009	$1,434,928
Starwood Hotels & Resorts Worldwide Inc. (b)	37,947	1,253,389
Wyndham Worldwide Corp.	37,193	606,990
Wynn Resorts Ltd. (a)	13,971	990,404

		4,285,711

Machinery—(0.74%)
Caterpillar Inc. (b)	126,663	6,501,612
Cummins Inc.	41,275	1,849,533
Deere & Co. (b)	86,730	3,722,452
Flowserve Corp.	11,217	1,105,323
Rockwell Automation Inc. (b)	28,643	1,220,192

		14,399,112

Manufacturing—(3.51%)
Danaher Corp.	52,761	3,551,871
Dover Corp. (b)	37,889	1,468,578
Eastman Kodak Co.	53,284	254,698
Eaton Corp.	33,705	1,907,366
General Electric Co.	2,168,632	35,608,937
Honeywell International Inc.	153,303	5,695,207
Illinois Tool Works Inc.	78,159	3,338,171
ITT Corp. (b)	36,867	1,922,614
Leggett & Platt Inc. (b)	30,830	598,102
Pall Corp.	23,982	774,139
Parker Hannifin Corp. (b)	33,025	1,712,016
Textron Inc. (b)	54,796	1,040,028
3M Co.	142,509	10,517,164

		68,388,891

Media—(2.44%)
CBS Corp. Class B NVS	136,762	1,647,982
Comcast Corp. Class A	586,772	9,910,579
DIRECTV Group Inc. (The)(a)(b)	92,477	2,550,516
Gannett Co. Inc. (b)	48,072	601,381
McGraw-Hill Companies Inc. (The) (b)	64,450	1,620,273
Meredith Corp. (b)	6,969	208,652
New York Times Co. (The) Class A	24,016	195,010
News Corp. Class A	460,400	5,520,196
Scripps Networks Interactive Inc. Class A	17,681	653,313
Time Warner Cable Inc.	72,364	3,118,165
Time Warner Inc.	242,605	6,982,172
Viacom Inc. Class B NVS (a)(b)	123,169	3,453,659
Walt Disney Co. (The)	378,606	10,396,521
Washington Post Co. (The) Class B	1,264	591,653

		47,450,072

Security	Shares	Value
Common Stocks (Cont.)
Metal Fabricate & Hardware—(0.15%)
Precision Castparts Corp.	28,760	$2,929,781

		2,929,781

Mining—(0.74%)
Alcoa Inc.	199,745	2,620,654
Freeport-McMoRan Copper & Gold Inc.	84,269	5,781,696
Newmont Mining Corp.	100,243	4,412,697
Titanium Metals Corp.	18,784	180,139
Vulcan Materials Co.	25,402	1,373,486

		14,368,672

Office & Business Equipment—(0.12%)
Pitney Bowes Inc. (b)	42,240	1,049,664
Xerox Corp.	175,551	1,358,765

		2,408,429

Oil & Gas—(9.38%)
Anadarko Petroleum Corp. (b)	100,399	6,298,029
Apache Corp.	68,581	6,297,793
Cabot Oil & Gas Corp. (b)	20,684	739,453
Chesapeake Energy Corp. (b)	130,699	3,711,852
Chevron Corp.	409,537	28,843,691
ConocoPhillips	303,030	13,684,835
Denbury Resources Inc. (a)	51,007	771,736
Devon Energy Corp.	90,298	6,079,764
Diamond Offshore Drilling Inc. (b)	14,037	1,340,814
ENSCO International Inc. (b)	28,613	1,217,197
EOG Resources Inc.	51,448	4,296,422
EQT Corp.	27,162	1,157,101
Exxon Mobil Corp.	981,005	67,306,752
Hess Corp.	59,280	3,169,109
Marathon Oil Corp.	144,587	4,612,325
Murphy Oil Corp. (b)	38,863	2,237,343
Nabors Industries Ltd. (a) (b)	57,028	1,191,885
Noble Energy Inc.	35,400	2,334,984
Occidental Petroleum Corp.	165,701	12,990,958
Pioneer Natural Resources Co. (b)	22,944	832,638
Range Resources Corp. (b)	31,786	1,568,957
Rowan Companies Inc.	23,674	546,159
Southwestern Energy Co. (a)	70,263	2,998,825
Sunoco Inc. (b)	23,728	675,062
Tesoro Corp. (b)	28,979	434,105
Valero Energy Corp.	114,054	2,211,507
XTO Energy Inc. (b)	117,956	4,873,942

		182,423,238

70	See accompanying notes to schedules of investments

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services—(1.61%)
Baker Hughes Inc. (b)	63,004	$2,687,751
BJ Services Co. (b)	59,107	1,148,449
Cameron International Corp. (a)	44,369	1,678,036
FMC Technologies Inc. (a)(b)	25,344	1,323,971
Halliburton Co. (b)	184,047	4,991,355
National Oilwell Varco Inc. (a)	85,519	3,688,434
Schlumberger Ltd.	244,753	14,587,279
Smith International Inc. (b)	44,541	1,278,327

		31,383,602

Packaging & Containers—(0.21%)
Ball Corp.	19,117	940,556
Bemis Co. Inc.	21,885	567,040
Owens-Illinois Inc. (a)(b)	34,705	1,280,614
Pactiv Corp. (a)	27,499	716,349
Sealed Air Corp. (b)	32,383	635,678

		4,140,237

Pharmaceuticals—(6.29%)
Abbott Laboratories	315,892	15,627,177
Allergan Inc.	63,016	3,576,788
AmerisourceBergen Corp.	59,772	1,337,697
Bristol-Myers Squibb Co.	403,393	9,084,410
Cardinal Health Inc.	73,639	1,973,525
Cephalon Inc. (a)(b)	15,137	881,579
Eli Lilly and Co.	205,760	6,796,253
Express Scripts Inc. (a)	55,915	4,337,886
Forest Laboratories Inc. (a)	61,703	1,816,536
Gilead Sciences Inc. (a)	184,953	8,615,111
Hospira Inc. (a)(b)	32,908	1,467,697
King Pharmaceuticals Inc. (a)	51,510	554,763
Medco Health Solutions Inc. (a)(b)	97,027	5,366,563
Merck & Co. Inc. (b)	430,961	13,631,296
Mylan Inc. (a)(b)	61,932	991,531
Pfizer Inc. (b)	1,378,491	22,814,026
Schering-Plough Corp.	332,760	9,400,470
Watson Pharmaceuticals Inc. (a)(b)	21,716	795,674
Wyeth	272,849	13,255,004

		122,323,986

Pipelines—(0.38%)
El Paso Corp. (b)	144,094	1,487,050
Questar Corp. (b)	35,495	1,333,192
Spectra Energy Corp.	131,402	2,488,754
Williams Companies Inc. (The)	118,537	2,118,256

		7,427,252

Real Estate—(0.03%)
CB Richard Ellis Group Inc. Class A (a)	48,467	569,003

		569,003

Security	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts—(1.07%)
Apartment Investment and Management Co. Class A (b)	24,729	$364,753
AvalonBay Communities Inc. (b)	16,301	1,185,572
Boston Properties Inc.	28,390	1,860,964
Equity Residential (b)	55,502	1,703,911
HCP Inc.	59,581	1,712,358
Health Care REIT Inc. (b)	24,308	1,011,699
Host Hotels & Resorts Inc.	123,259	1,450,758
Kimco Realty Corp.	76,358	995,708
ProLogis	89,812	1,070,559
Public Storage	27,586	2,075,571
Simon Property Group Inc. (b)	58,178	4,039,299
Ventas Inc.	32,088	1,235,388
Vornado Realty Trust	32,142	2,070,266

		20,776,806

Retail—(6.02%)
Abercrombie & Fitch Co. Class A (b)	18,268	600,652
AutoNation Inc. (a)(b)	20,333	367,621
AutoZone Inc. (a)(b)	6,709	980,990
Bed Bath & Beyond Inc. (a)(b)	53,402	2,004,711
Best Buy Co. Inc.	69,763	2,617,508
Big Lots Inc. (a)	17,175	429,719
Costco Wholesale Corp.	89,022	5,026,182
CVS Caremark Corp.	295,051	10,545,123
Darden Restaurants Inc.	28,429	970,282
Family Dollar Stores Inc.	28,451	751,106
GameStop Corp. Class A (a)(b)	33,806	894,845
Gap Inc. (The)	97,955	2,096,237
Home Depot Inc. (The)	347,430	9,255,535
J.C. Penney Co. Inc. (b)	47,931	1,617,671
Kohl’s Corp. (a)	62,417	3,560,890
Limited Brands Inc. (b)	54,571	927,161
Lowe’s Companies Inc. (b)	301,501	6,313,431
Macy’s Inc.	84,900	1,552,821
McDonald’s Corp.	223,054	12,729,692
Nordstrom Inc.	33,577	1,025,442
Office Depot Inc. (a)	56,955	377,042
O’Reilly Automotive Inc. (a)(b)	27,733	1,002,271
RadioShack Corp. (b)	24,694	409,180
Sears Holdings Corp. (a)(b)	10,474	684,057
Staples Inc. (b)	147,286	3,419,981
Starbucks Corp. (a)	150,723	3,112,430
Target Corp.	153,040	7,143,907
Tiffany & Co.	25,563	984,942
TJX Companies Inc. (The)	86,316	3,206,639
Walgreen Co.	202,846	7,600,640

See accompanying notes to schedules of investments	71

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Retail (Cont.)
Wal-Mart Stores Inc.	441,145	$21,655,808
Yum! Brands Inc. (b)	94,775	3,199,604

		117,064,120

Savings & Loans—(0.12%)
Hudson City Bancorp Inc.	97,634	1,283,887
People’s United Financial Inc. (b)	71,848	1,117,955

		2,401,842

Semiconductors—(2.55%)
Advanced Micro Devices Inc. (a)(b)	114,752	649,496
Altera Corp. (b)	60,918	1,249,428
Analog Devices Inc.	59,646	1,645,037
Applied Materials Inc.	270,701	3,627,393
Broadcom Corp. Class A (a)(b)	87,632	2,689,426
Intel Corp.	1,142,029	22,349,508
KLA-Tencor Corp. (b)	34,633	1,241,939
Linear Technology Corp.	45,408	1,254,623
LSI Corp. (a)	133,993	735,622
MEMC Electronic Materials Inc. (a)	44,573	741,249
Microchip Technology Inc. (b)	37,816	1,002,124
Micron Technology Inc. (a)(b)	173,595	1,423,479
National Semiconductor Corp. (b)	47,302	675,000
Novellus Systems Inc. (a)(b)	19,918	417,880
NVIDIA Corp. (a)(b)	111,702	1,678,881
QLogic Corp. (a)(b)	24,851	427,437
Teradyne Inc. (a)(b)	35,964	332,667
Texas Instruments Inc.	258,235	6,117,587
Xilinx Inc. (b)	55,940	1,310,115

		49,568,891

Software—(4.28%)
Adobe Systems Inc. (a)	106,553	3,520,511
Autodesk Inc. (a)	47,035	1,119,433
Automatic Data Processing Inc.	101,987	4,008,089
BMC Software Inc. (a)	37,049	1,390,449
CA Inc.	81,121	1,783,851
Citrix Systems Inc. (a)(b)	37,409	1,467,555
Compuware Corp. (a)	45,978	337,019
Dun & Bradstreet Corp. (The)	10,510	791,613
Electronic Arts Inc. (a)(b)	66,073	1,258,691
Fidelity National Information Services Inc. (b)	38,389	979,303
Fiserv Inc. (a)	31,116	1,499,791
IMS Health Inc.	38,122	585,173
Intuit Inc. (a)(b)	65,335	1,862,048
Microsoft Corp.	1,581,759	40,951,741
Novell Inc. (a)	74,108	334,227
Oracle Corp.	796,716	16,603,561
Paychex Inc. (b)	65,259	1,895,774
Red Hat Inc. (a)	38,713	1,070,027
Salesforce.com Inc. (a)(b)	22,290	1,268,970

Security	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Total System Services Inc. (b)	39,638	$638,568

		83,366,394

Telecommunications—(6.03%)
American Tower Corp. Class A (a)	80,011	2,912,400
AT&T Inc.	1,204,756	32,540,460
CenturyTel Inc.	60,486	2,032,330
Ciena Corp. (a)	19,409	315,979
Cisco Systems Inc. (a)	1,177,887	27,727,460
Corning Inc.	316,014	4,838,174
Frontier Communications Corp. (b)	65,299	492,354
Harris Corp.	26,220	985,872
JDS Uniphase Corp. (a)	43,679	310,558
Juniper Networks Inc. (a)(b)	106,277	2,871,605
MetroPCS Communications Inc. (a)(b)	51,907	485,850
Motorola Inc.	467,653	4,017,139
QUALCOMM Inc.	339,235	15,258,790
Qwest Communications International Inc. (b)	299,089	1,139,529
Sprint Nextel Corp. (a)	583,973	2,306,693
Tellabs Inc. (a)	81,837	566,312
Verizon Communications Inc.	580,342	17,566,952
Windstream Corp. (b)	91,100	922,843

		117,291,300

Textiles—(0.04%)
Cintas Corp. (b)	27,457	832,222

		832,222

Toys, Games & Hobbies—(0.11%)
Hasbro Inc.	25,773	715,201
Mattel Inc.	74,291	1,371,412
		2,086,613
Transportation—(1.91%)
Burlington Northern Santa Fe Corp.	53,660	4,283,678
C.H. Robinson Worldwide Inc. (b)	34,609	1,998,670
CSX Corp.	79,577	3,331,093
Expeditors International Washington Inc.	43,037	1,512,751
FedEx Corp.	63,781	4,797,607
Norfolk Southern Corp.	74,613	3,216,566
Ryder System Inc. (b)	11,550	451,143
Union Pacific Corp.	103,222	6,023,004
United Parcel Service Inc. Class B (b)	203,267	11,478,487

		37,092,999

Total Common Stocks
(Cost: $2,046,934,283)		1,905,278,856

72	See accompanying notes to schedules of investments

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments—(12.36%)
Money Market Funds—(12.02%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (c)(d)(e)	207,120,554	$207,120,554
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (c)(d)(e)	26,789,892	26,789,892

		233,910,446

U.S. Treasury Obligations—(0.34%)
U.S. Treasury Bill
0.08%, 12/17/09 (f)(g)	$6,600,000	6,598,845

		6,598,845

Total Short-Term Investments
(Cost: $240,509,176)		240,509,291

Total Investments In Securities—(110.28%)
(Cost: $2,287,443,459)		2,145,788,147

Other Assets, Less Liabilities— (-10.28)%		(200,100,817)

Net Assets—(100.00%)		$1,945,687,330

NVS	Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2009)	755	$39,746,975	$500,100

		$39,746,975	$500,100

See accompanying notes to schedules of investments	73

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(70.97%)
Active Stock Master Portfolio (a)		$56,786,704
CoreAlpha Bond Master Portfolio (a)		158,946,956

Total Master Portfolios		215,733,660

Exchange-traded Funds—(28.73%)
iShares Barclays TIPS Bond Fund (a)(b)	263,009	27,058,366
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	37,621	1,829,133
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	107,197	3,153,736
iShares MSCI Canada Index Fund (a)(b)	97,248	2,477,879
iShares MSCI EAFE Index Fund (a)(b)	375,898	20,561,621
iShares MSCI EAFE Small Cap Index Fund (a)	78,155	2,836,245
iShares MSCI Emerging Markets Index Fund (a)	185,438	7,215,392
iShares S&P MidCap 400 Index Fund (a)(b)	217,098	14,968,907
iShares S&P SmallCap 600 Index Fund (a)(b)	138,477	7,242,347

Total Exchange-Traded Funds
(Cost: $81,597,450)		87,343,626

Security	Shares	Value
Short-Term Investments—(16.48%)
Money Market Funds—(16.48%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (a)(c)(d)	43,580,008	$43,580,008
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (a)(c)(d)	6,511,644	6,511,644

		50,091,652

Total Short-Term Investments
(Cost: $50,091,652)		50,091,652

Total Investments—(116.18%)		353,168,938
Other Assets, Less Liabilities—(-16.18)%		(49,188,626)

Net Assets—(100.00%)		$303,980,312

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

74	See accompanying notes to schedules of investments

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(70.47%)
Active Stock Master Portfolio (a)		$158,974,084
CoreAlpha Bond Master Portfolio (a)		413,434,247

Total Master Portfolios		572,408,331

Exchange-Traded Funds—(28.73%)
iShares Barclays TIPS Bond Fund (a)(b)	675,238	69,468,485
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	105,564	5,132,522
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	348,728	10,259,578
iShares MSCI Canada Index Fund (a)(b)	262,468	6,687,685
iShares MSCI EAFE Index Fund (a)(b)	1,030,840	56,386,948
iShares MSCI EAFE Small Cap Index Fund (a)(b)	209,717	7,610,630
iShares MSCI Emerging Markets Index Fund (a)	498,077	19,380,176
iShares S&P MidCap 400 Index Fund (a)(b)	579,669	39,968,177
iShares S&P SmallCap 600 Index Fund (a)(b)	353,448	18,485,330

Total Exchange-Traded Funds
(Cost: $219,165,353)		233,379,531

Security	Shares	Value
Short-Term Investments—(11.34%)
Money Market Funds—(11.34%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (a)(c)(d)	80,108,995	$80,108,995
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (a)(c)(d)	11,982,944	11,982,944

		92,091,939

Total Short-Term Investments
(Cost: $92,091,939)		92,091,939

Total Investments—(110.54%)		897,879,801
Other Assets, Less Liabilities—(-10.54)%		(85,602,033)

Net Assets—(100.00%)		$812,277,768

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments	75

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(63.91%)
Active Stock Master Portfolio (a)		$492,814,847
CoreAlpha Bond Master Portfolio (a)		547,621,124

Total Master Portfolios		1,040,435,971

Exchange-Traded Funds—(35.62%)
iShares Barclays TIPS Bond Fund (a)(b)	868,015	89,301,383
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	591,670	28,766,996
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,814,179	53,373,146
iShares MSCI Canada Index Fund (a)(b)	757,963	19,312,897
iShares MSCI EAFE Index Fund (a)(b)	3,101,249	169,638,320
iShares MSCI EAFE Small Cap Index Fund (a)(b)	602,115	21,850,753
iShares MSCI Emerging Markets Index Fund (a)(b)	1,482,516	57,684,698
iShares S&P MidCap 400 Index Fund (a)(b)	1,381,276	95,238,980
iShares S&P SmallCap 600 Index Fund (a)(b)	855,670	44,751,541

Total Exchange-Traded Funds
(Cost: $555,040,854)		579,918,714

Security	Shares	Value
Short-Term Investments—(14.91%)
Money Market Funds—(14.91%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (a)(c)(d)	211,125,125	$211,125,125
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (a)(c)(d)	31,690,849	31,690,849

		242,815,974

Total Short-Term Investments
(Cost: $242,815,974)		242,815,974

Total Investments—(114.44%)		1,863,170,659
Other Assets, Less Liabilities— (-14.44)%		(235,139,148)

Net Assets—(100.00%)		$1,628,031,511

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

76	See accompanying notes to schedules of investments

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(58.91%)
Active Stock Master Portfolio (a)		$501,013,671
CoreAlpha Bond Master Portfolio (a)		275,719,193

Total Master Portfolios		776,732,864

Exchange-Traded Funds—(40.63%)
iShares Barclays TIPS Bond Fund (a)	407,739	41,948,188
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	714,019	34,715,604
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,113,643	62,183,377
iShares MSCI Canada Index Fund (a)(b)	761,882	19,412,753
iShares MSCI EAFE Index Fund (a)(b)	3,130,637	171,245,844
iShares MSCI EAFE Small Cap Index Fund (a)(b)	608,219	22,072,268
iShares MSCI Emerging Markets Index Fund (a)(b)	1,492,996	58,092,474
iShares S&P MidCap 400 Index Fund (a)(b)	1,248,490	86,083,386
iShares S&P SmallCap 600 Index Fund (a)(b)	765,891	40,056,099

Total Exchange-Traded Funds
(Cost: $517,721,344)		535,809,993

Security	Shares	Value
Short-Term Investments—(17.54%)
Money Market Funds—(17.54%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (a)(c)(d)	201,075,131	$201,075,131
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (a)(c)(d)	30,250,357	30,250,357

		231,325,488

Total Short-Term Investments (Cost: $231,325,488)		231,325,488

Total Investments—(117.08%)		1,543,868,345
Other Assets, Less Liabilities— (-17.08)%		(225,260,728)

Net Assets—(100.00%)		$1,318,607,617

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments	77

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(54.64%)
Active Stock Master Portfolio (a)		$463,028,965
CoreAlpha Bond Master Portfolio (a)		109,140,048

Total Master Portfolios		572,169,013

Exchange-Traded Funds—(45.16%)
iShares Barclays TIPS Bond Fund (a)	124,016	12,758,766
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	738,409	35,901,446
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,149,294	63,232,229
iShares MSCI Canada Index Fund (a)(b)	701,538	17,875,188
iShares MSCI EAFE Index Fund (a)(b)	2,896,225	158,423,507
iShares MSCI EAFE Small Cap Index Fund (a)(b)	556,147	20,182,575
iShares MSCI Emerging Markets Index Fund (a)(b)	1,377,567	53,601,132
iShares S&P MidCap 400 Index Fund (a)	1,079,889	74,458,347
iShares S&P SmallCap 600 Index Fund (a)(b)	696,133	36,407,756

Total Exchange-Traded Funds
(Cost: $469,743,225)		472,840,946

Security	Shares	Value
Short-Term Investments—(19.02%)
Money Market Funds—(19.02%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22% (a)(c)(d)	173,052,627	$173,052,627
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% (a)(c)(d)	26,085,527	26,085,527

		199,138,154

Total Short-Term Investments
(Cost: $199,138,154)		199,138,154

Total Investments—(118.82%)		1,244,148,113

Other Assets, Less Liabilities— (-18.82)%		(197,027,978)

NET ASSETS—(100.00%)		$1,047,120,135

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

78	See accompanying notes to schedules of investments

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(48.87%)
Active Stock Master Portfolio (a)		$13,970,774
CoreAlpha Bond Master Portfolio (a)		260,238

Total Master Portfolios		14,231,012

Exchange-Traded Funds—(49.46%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	22,745	1,105,862
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	71,530	2,104,413
iShares MSCI Canada Index Fund (a)(b)	21,822	556,025
iShares MSCI EAFE Index Fund (a)	90,089	4,927,868
iShares MSCI EAFE Small Cap Index Fund (a)(b)	17,805	646,143
iShares MSCI Emerging Markets Index Fund (a)	43,183	1,680,250
iShares S&P MidCap 400 Index Fund (a)(b)	33,418	2,304,171
iShares S&P SmallCap 600 Index Fund (a)(b)	20,606	1,077,694

Total Exchange-Traded Funds
(Cost: $11,467,537)		14,402,426

Security	Shares	Value
Short-Term Investments—(18.02%)
Money Market Funds—(18.02%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22% (a)(c)(d)	4,579,218	$4,579,218
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (a)(c)(d)	669,551	669,551

		5,248,769

Total Short-Term Investments
(Cost: $5,248,769)		5,248,769

Total Investments—(116.35%)		33,882,207
Other Assets, Less Liabilities—(-16.35)%		(4,762,381)

Net Assets—(100.00%)		$29,119,826

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments	79

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks—(97.87%)
Advertising—(0.01%)
Omnicom Group Inc.	6,020	$222,379

		222,379

Aerospace & Defense—(2.83%)
Alliant Techsystems Inc. (a)	95	7,396
General Dynamics Corp. (b)	121,869	7,872,737
L-3 Communications Holdings Inc. (b)	6,866	551,477
Lockheed Martin Corp.	128,701	10,048,974
Moog Inc. Class A (a)	4,531	133,664
Northrop Grumman Corp.	270,094	13,977,364
Raytheon Co. (b)	208,672	10,009,996
United Technologies Corp.	82,861	5,048,721

		47,650,329

Agriculture—(1.67%)
Archer-Daniels-Midland Co.	178,951	5,228,948
Bunge Ltd.	776	48,585
Lorillard Inc.	23,527	1,748,056
Monsanto Co.	19,594	1,516,576
Philip Morris International Inc.	393,537	19,180,993
Reynolds American Inc.	8,433	375,437

		28,098,595

Airlines—(0.01%)
AMR Corp. (a)	3,380	26,871
Copa Holdings SA Class A	600	26,694
JetBlue Airways Corp. (a)(b)	7,809	46,698
Southwest Airlines Co.	12,128	116,429

		216,692

Apparel—(0.99%)
Coach Inc.	85,669	2,820,223
Nike Inc. Class B	189,105	12,235,093
Phillips-Van Heusen Corp.	39,965	1,710,102

		16,765,418

Auto Manufacturers—(0.32%)
Ford Motor Co. (a)	640,746	4,619,779
Navistar International Corp. (a)	18,474	691,297

		5,311,076

Auto Parts & Equipment—(0.36%)
Autoliv Inc. (b)	130,481	4,384,162
Johnson Controls Inc.	25,305	646,796
TRW Automotive Holdings Corp. (a)	10,899	182,558
WABCO Holdings Inc.	36,798	772,758

		5,986,274

Security	Shares	Value
Common Stocks (Cont.)
Banks—(4.29%)
Associated Banc-Corp	33,273	$379,978
Bank of America Corp.	1,648,144	27,886,596
Bank of Hawaii Corp. (b)	6,015	249,863
Bank of New York Mellon Corp. (The)	310,649	9,005,715
Comerica Inc.	23,379	693,655
Cullen/Frost Bankers Inc. (b)	20,814	1,074,835
Discover Financial Services (b)	278,233	4,515,722
Fifth Third Bancorp	101,485	1,028,043
FirstMerit Corp. (b)	61,717	1,174,475
Heritage Financial Corp.	146	1,920
Huntington Bancshares Inc. (b)	111,812	526,635
KeyCorp	13,901	90,356
M&T Bank Corp.	1,082	67,430
Marshall & Ilsley Corp.	3,142	25,356
Northern Trust Corp.	47,146	2,742,011
PNC Financial Services Group Inc. (The)	8,035	390,421
Regions Financial Corp.	127,079	789,161
State Street Corp.	89,628	4,714,433
SunTrust Banks Inc.	10,558	238,083
SVB Financial Group (a)(b)	836	36,174
U.S. Bancorp	45,425	992,990
Wells Fargo & Co.	533,528	15,034,819
Whitney Holding Corp.	24,429	233,053
Zions Bancorporation (b)	21,579	387,775

		72,279,499

Beverages—(2.19%)
Coca-Cola Co. (The) (b)	478,153	25,676,816
Coca-Cola Enterprises Inc.	243,748	5,218,645
Constellation Brands Inc. Class A (a)	16,201	245,445
Dr Pepper Snapple Group Inc. (a)	4,053	116,524
Hansen Natural Corp. (a)(b)	7,037	258,539
Molson Coors Brewing Co. Class B NVS	67,627	3,292,082
Pepsi Bottling Group Inc. (b)	23,695	863,446
PepsiCo Inc.	20,089	1,178,421

		36,849,918

Biotechnology—(1.48%)
Amgen Inc. (a)	249,138	15,005,582
Biogen Idec Inc. (a)(b)	184,651	9,328,569
Bio-Rad Laboratories Inc. Class A (a)	7,338	674,215

		25,008,366

Building Materials—(0.20%)
Armstrong World Industries Inc. (a)	47,928	1,651,599
Lennox International Inc. (b)	47,152	1,703,130
Masco Corp. (b)	4,987	64,432

		3,419,161

80	See accompanying notes to schedules of investments

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Chemicals—(1.91%)
Air Products and Chemicals Inc.	2,065	$160,203
Airgas Inc.	4,600	222,502
Ashland Inc. (b)	64,998	2,809,214
Cabot Corp. (b)	27,986	646,756
CF Industries Holdings Inc.	21,075	1,817,297
Cytec Industries Inc.	8,414	273,203
Dow Chemical Co. (The) (b)	83,995	2,189,750
E.I. du Pont de Nemours and Co.	88,365	2,840,051
Eastman Chemical Co. (b)	550	29,447
FMC Corp.	5,883	330,919
Huntsman Corp.	41,338	376,589
Lubrizol Corp.	129,846	9,278,795
Minerals Technologies Inc.	17,252	820,505
Mosaic Co. (The)	178,814	8,595,589
Praxair Inc.	13,637	1,114,007
Sensient Technologies Corp. (b)	11,937	331,490
Terra Industries Inc.	9,445	327,458

		32,163,775

Coal—(0.12%)
Alpha Natural Resources Inc. (a)	36,518	1,281,782
Arch Coal Inc. (b)	648	14,340
Patriot Coal Corp. (a)	67,248	790,836

		2,086,958

Commercial Services—(1.64%)
Aaron’s Inc.	12,351	326,066
Apollo Group Inc. Class A (a)(b)	103,306	7,610,553
Convergys Corp. (a)(b)	34,597	343,894
Deluxe Corp. (b)	8,380	143,298
Equifax Inc.	70,479	2,053,758
FTI Consulting Inc. (a)	5,042	214,840
Hewitt Associates Inc. Class A (a)	10,709	390,129
Interactive Data Corp. (b)	34,268	898,164
ITT Educational Services Inc. (a)(b)	22,416	2,474,951
Lender Processing Services Inc.	21,473	819,624
Manpower Inc.	69,438	3,937,829
MasterCard Inc. Class A	1,731	349,922
McKesson Corp.	63,986	3,810,366
Moody’s Corp.	8,868	181,439
R.R. Donnelley & Sons Co. (b)	61,566	1,308,893
Rent-A-Center Inc. (a)(b)	48,760	920,589
United Rentals Inc. (a)	7,147	73,614
Watson Wyatt Worldwide Inc. Class A	5,102	222,243
Western Union Co.	87,624	1,657,846

		27,738,018

Computers—(6.45%)
Accenture PLC Class A	62,747	2,338,581
Affiliated Computer Services Inc. Class A (a)	16,054	869,645

Security	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
Apple Inc. (a)	214,099	$39,687,532
Brocade Communications Systems Inc. (a)	66,414	522,014
Cognizant Technology Solutions Corp. Class A (a)	40,816	1,577,947
Computer Sciences Corp. (a)(b)	103,790	5,470,771
Dell Inc. (a)(b)	350,519	5,348,920
Hewlett-Packard Co. (b)	380,211	17,949,761
International Business Machines Corp. (b)	212,663	25,436,621
Lexmark International Inc. Class A (a)(b)	74,377	1,602,081
NCR Corp. (a)(b)	6,586	91,019
Seagate Technology	149,750	2,277,697
Sun Microsystems Inc. (a)	129,322	1,175,537
Synopsys Inc. (a)	118,690	2,661,030
Teradata Corp. (a)	7,818	215,151
Western Digital Corp. (a)(b)	43,556	1,591,101

		108,815,408

Cosmetics & Personal Care—(1.94%)
Avon Products Inc.	1,263	42,891
Colgate-Palmolive Co. (b)	55,662	4,245,897
Procter & Gamble Co. (The)	491,108	28,444,975

		32,733,763

Distribution & Wholesale—(0.32%)
Ingram Micro Inc. Class A (a)	2,098	35,351
W.W. Grainger Inc. (b)	60,849	5,437,467

		5,472,818

Diversified Financial Services—(6.62%)
Affiliated Managers Group Inc. (a)(b)	1,056	68,651
American Express Co.	2,486	84,275
Ameriprise Financial Inc. (b)	168,017	6,104,058
BlackRock Inc.	269	58,325
Capital One Financial Corp.	76,585	2,736,382
Charles Schwab Corp. (The) (b)	66,291	1,269,473
Citigroup Inc.	3,899,094	18,871,615
CME Group Inc. (b)	33,370	10,284,300
Goldman Sachs Group Inc. (The)	117,362	21,635,685
IntercontinentalExchange Inc. (a)	832	80,862
Invesco Ltd.	46,010	1,047,188
JPMorgan Chase & Co. (b)	876,506	38,408,493
Morgan Stanley	225,543	6,964,768
NASDAQ OMX Group Inc. (The) (a)	74,642	1,571,214
NYSE Euronext Inc. (b)	35,137	1,015,108
SLM Corp. (a)(b)	22,210	193,671
TD AMERITRADE Holding Corp. (a)	59,774	1,172,766

		111,566,834

See accompanying notes to schedules of investments	81

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electric—(2.40%)
AES Corp. (The) (a)	56,941	$843,866
Allegheny Energy Inc.	7,350	194,922
Ameren Corp.	7,927	200,395
American Electric Power Co. Inc. (b)	94,037	2,914,207
Constellation Energy Group Inc.	511	16,541
Duke Energy Corp.	71,634	1,127,519
Edison International	208,139	6,989,308
Entergy Corp.	11,244	897,946
Exelon Corp.	84,192	4,177,607
FirstEnergy Corp.	59,468	2,718,877
FPL Group Inc. (b)	153,082	8,454,719
MDU Resources Group Inc.	4,189	87,341
NRG Energy Inc. (a)	16,131	454,733
NV Energy Inc. (b)	45,589	528,377
Pepco Holdings Inc. (b)	72,285	1,075,601
PG&E Corp. (b)	545	22,067
Public Service Enterprise Group Inc.	289,134	9,090,373
Westar Energy Inc.	3,169	61,827
Xcel Energy Inc. (b)	28,482	547,994

		40,404,220

Electrical Components & Equipment—(0.13%)
Emerson Electric Co. (b)	49,310	1,976,345
General Cable Corp. (a)	7,175	280,901

		2,257,246

Electronics—(1.18%)
Agilent Technologies Inc. (a)	9,759	271,593
Flextronics International Ltd. (a)(b)	669,762	4,996,425
FLIR Systems Inc. (a)	69,423	1,941,761
Garmin Ltd.	37,945	1,432,044
Jabil Circuit Inc. (b)	227,971	3,057,091
PerkinElmer Inc.	1,450	27,898
Thermo Fisher Scientific Inc. (a)	147,913	6,459,361
Thomas & Betts Corp. (a)	8,801	264,734
Vishay Intertechnology Inc. (a)(b)	185,092	1,462,227

		19,913,134

Energy-Alternate Sources—(0.09%)
First Solar Inc. (a)(b)	10,082	1,541,135

		1,541,135

Engineering & Construction—(0.15%)
Fluor Corp.	13,309	676,763
Jacobs Engineering Group Inc. (a)	1,275	58,586
Shaw Group Inc. (The) (a)	7,371	236,535
URS Corp. (a)	33,773	1,474,191

		2,446,075

Security	Shares	Value
Common Stocks (Cont.)
Entertainment—(0.03%)
Penn National Gaming Inc. (a)	10,018	$277,098
Regal Entertainment Group Class A	15,869	195,506

		472,604

Environmental Control—(0.11%)
Republic Services Inc. (b)	69,799	1,854,559

		1,854,559

Food—(2.80%)
ConAgra Foods Inc.	210,415	4,561,797
Dean Foods Co. (a)	5,723	101,812
Del Monte Foods Co.	149,979	1,736,757
Flowers Foods Inc. (b)	497	13,066
General Mills Inc. (b)	122,819	7,907,087
Hershey Co. (The)	6,586	255,932
J.M. Smucker Co. (The)	49,531	2,625,638
Kraft Foods Inc. Class A	546,614	14,359,550
Kroger Co. (The)	380,434	7,852,158
Ralcorp Holdings Inc. (a)(b)	19,689	1,151,216
Safeway Inc. (b)	65,780	1,297,182
Sara Lee Corp. (b)	130,855	1,457,725
SUPERVALU Inc.	32,802	493,998
Sysco Corp. (b)	45,593	1,132,986
Tyson Foods Inc. Class A (b)	174,282	2,201,182

		47,148,086

Forest Products & Paper—(0.48%)
International Paper Co. (b)	88,097	1,958,396
MeadWestvaco Corp. (b)	275,838	6,153,946

		8,112,342

Gas—(0.68%)
Atmos Energy Corp. (b)	135,910	3,829,944
Energen Corp.	39,765	1,713,871
NiSource Inc.	101,641	1,411,793
UGI Corp.	180,716	4,528,743

		11,484,351

Hand & Machine Tools—(0.01%)
Snap-On Inc.	4,797	166,744

		166,744

Health Care-Products—(3.62%)
Baxter International Inc. (b)	239,705	13,665,582
Becton, Dickinson and Co. (b)	118,882	8,292,019
Boston Scientific Corp. (a)	354,688	3,756,146
Hologic Inc. (a)	1,544	25,229
Intuitive Surgical Inc. (a)(b)	358	93,885
Johnson & Johnson	355,490	21,645,786
Medtronic Inc. (b)	201,477	7,414,354

82	See accompanying notes to schedules of investments

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Health Care-Products (Cont.)
St. Jude Medical Inc. (a)(b)	90,349	$3,524,514
Zimmer Holdings Inc. (a)(b)	50,498	2,699,118

		61,116,633

Health Care-Services—(1.10%)
UnitedHealth Group Inc.	62,303	1,560,067
Universal Health Services Inc. Class B	3,712	229,884
WellPoint Inc. (a)	354,835	16,804,986

		18,594,937

Holding Companies-Diversified—(0.00%)
Berkshire Hathaway Inc. Class B (a)	12	39,876
Walter Energy Inc. (b)	702	42,162

		82,038

Home Builders—(0.34%)
Lennar Corp. Class A	100,987	1,439,065
NVR Inc. (a)	6,730	4,289,500
Pulte Homes Inc. (b)	5,603	61,577

		5,790,142

Home Furnishings—(0.00%)
Whirlpool Corp. (b)	977	68,351

		68,351

Household Products & Wares—(0.70%)
Avery Dennison Corp.	19,767	711,810
Blyth Inc.	1,471	56,972
Clorox Co. (The) (b)	104,184	6,128,103
Jarden Corp.	10,896	305,851
Kimberly-Clark Corp. (b)	73,161	4,315,036
Scotts Miracle-Gro Co. (The) Class A	1,672	71,812
Tupperware Brands Corp. (b)	7,465	298,003

		11,887,587

Housewares—(0.00%)
Toro Co. (The) (b)	1,135	45,139

		45,139

Insurance—(3.02%)
Aflac Inc.	739	31,585
Allied World Assurance Holdings Ltd.	51,763	2,481,001
Allstate Corp. (The) (b)	174,502	5,343,251
American International Group Inc. (a)	52,891	2,333,022
Aon Corp. (b)	2,636	107,259
Aspen Insurance Holdings Ltd.	88,928	2,353,924
Assurant Inc.	20,662	662,424

Security	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
Axis Capital Holdings Ltd.	180,175	$5,437,681
Chubb Corp. (b)	45,651	2,301,267
Genworth Financial Inc. Class A	121,033	1,446,344
Hartford Financial Services Group Inc. (The)	77,336	2,049,404
Lincoln National Corp.	15,828	410,103
Loews Corp. (b)	31,128	1,066,134
Marsh & McLennan Companies Inc. (b)	67,619	1,672,218
MBIA Inc. (a)(b)	4,409	34,214
MetLife Inc.	146,474	5,576,265
Old Republic International Corp.	2,890	35,200
PartnerRe Ltd.	3,525	271,213
Protective Life Corp.	3,401	72,849
Prudential Financial Inc.	106,914	5,336,078
Transatlantic Holdings Inc.	20,854	1,046,245
Travelers Companies Inc. (The)	135,737	6,682,333
Unitrin Inc.	3,522	68,644
Unum Group	122,065	2,617,074
Willis Group Holdings Ltd.	20,707	584,352
XL Capital Ltd. Class A	51,419	897,776

		50,917,860

Internet—(3.02%)
Akamai Technologies Inc. (a)(b)	2,094	41,210
Amazon.com Inc. (a)	19,744	1,843,300
eBay Inc. (a)	44,218	1,043,987
Google Inc. Class A (a)(b)	72,395	35,897,061
Series A (a)(b)	5,350	58,690
Netflix Inc. (a)(b)	48,876	2,256,605
Sohu.com Inc. (a)(b)	6,192	425,886
Symantec Corp. (a)(b)	525,715	8,658,526
ValueClick Inc. (a)	2,603	34,334
Yahoo! Inc. (a)	37,267	663,725

		50,923,324

Iron & Steel—(0.08%)
AK Steel Holding Corp. (b)	4,245	83,754
Cliffs Natural Resources Inc.	637	20,613
Reliance Steel & Aluminum Co.	26,518	1,128,606
Steel Dynamics Inc.	3,227	49,502

		1,282,475

See accompanying notes to schedules of investments	83

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Leisure Time—(0.42%)
Callaway Golf Co.	6,927	$52,714
Carnival Corp.	162,577	5,410,563
Royal Caribbean Cruises Ltd. (a)	64,383	1,550,343

		7,013,620

Lodging—(0.19%)
Choice Hotels International Inc. (b)	3,141	97,559
Las Vegas Sands Corp. (a)	5,015	84,453
Marriott International Inc. Class A (b)	231	6,373
Wyndham Worldwide Corp. (b)	183,126	2,988,616

		3,177,001

Machinery—(0.68%)
AGCO Corp. (a)(b)	75,792	2,094,133
Bucyrus International Inc.	1,079	38,434
Cummins Inc.	53,082	2,378,604
Deere & Co. (b)	37,744	1,619,972
Flowserve Corp. (b)	46,953	4,626,749
Gardner Denver Inc. (a)	2,395	83,538
Joy Global Inc.	1,516	74,193
Manitowoc Co. Inc. (The)(b)	6,599	62,493
Terex Corp. (a)(b)	22,971	476,189

		11,454,305

Manufacturing—(2.57%)
Brink’s Co. (The) (b)	7,156	192,568
Carlisle Companies Inc.	1,481	50,221
Cooper Industries PLC Class A	3,697	138,896
Danaher Corp.	3,184	214,347
Dover Corp. (b)	49,560	1,920,946
Eastman Kodak Co.	5,031	24,048
Eaton Corp.	4,076	230,661
General Electric Co.	1,666,098	27,357,329
Harsco Corp. (b)	70,298	2,489,252
Honeywell International Inc.	20,330	755,260
Illinois Tool Works Inc.	64,774	2,766,498
Pall Corp.	9,605	310,049
Parker Hannifin Corp.	3,218	166,821
SPX Corp.	9,738	596,647
Teleflex Inc.	480	23,189
3M Co.	39,801	2,937,314
Trinity Industries Inc. (b)	36,580	628,810
Tyco International Ltd.	72,613	2,503,696

		43,306,552

Media—(2.02%)
CBS Corp. Class B NVS (b)	57,323	690,742
Comcast Corp. Class A	497,033	8,394,887
DIRECTV Group Inc. (The) (a)(b)	4,396	121,242
Dish Network Corp. Class A (a)	15,113	291,076

Security	Shares	Value
Common Stocks (Cont.)
Media (Cont.)
Gannett Co. Inc. (b)	4,059	$50,778
McGraw-Hill Companies Inc. (The)	33,499	842,165
News Corp. Class A	396,959	4,759,538
Scholastic Corp.	1,007	24,510
Scripps Networks Interactive Inc. Class A (b)	1,653	61,078
Time Warner Cable Inc.	13,910	599,382
Time Warner Inc. (b)	605,137	17,415,843
Viacom Inc. Class B NVS (a)(b)	16,040	449,762
Walt Disney Co. (The)	2,684	73,703
Washington Post Co. (The) Class B	561	262,593

		34,037,299

Metal Fabricate & Hardware—(0.20%)
Commercial Metals Co.	1,706	30,537
Timken Co. (The) (b)	142,104	3,329,497

		3,360,034

Mining—(0.69%)
Alcoa Inc.	145,472	1,908,593
Freeport-McMoRan Copper & Gold Inc. (b)	75,200	5,159,472
Newmont Mining Corp. (b)	102,971	4,532,783
Southern Copper Corp.	863	26,485

		11,627,333

Office & Business Equipment—(0.13%)
Xerox Corp. (b)	288,336	2,231,721

		2,231,721

Oil & Gas—(9.49%)
Anadarko Petroleum Corp.	43,384	2,721,478
Apache Corp.	68,511	6,291,365
Bill Barrett Corp. (a)(b)	2,823	92,566
Cabot Oil & Gas Corp. (b)	649	23,202
Chevron Corp.	396,732	27,941,835
CNX Gas Corp. (a)	24,357	747,760
Concho Resources Inc. (a)	1,463	53,136
ConocoPhillips	515,646	23,286,573
Denbury Resources Inc. (a)	10,798	163,374
Devon Energy Corp.	11,894	800,823
Encore Acquisition Co. (a)(b)	50,581	1,891,729
ENSCO International Inc. (b)	45,670	1,942,802
EOG Resources Inc. (b)	80,365	6,711,281
Exxon Mobil Corp.	852,416	58,484,261
Hess Corp.	13,162	703,641

84	See accompanying notes to schedules of investments

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Marathon Oil Corp.	204,119	$6,511,396
Newfield Exploration Co. (a)(b)	27,119	1,154,185
Noble Corp. (b)	123,159	4,675,116
Noble Energy Inc.	73,140	4,824,314
Pioneer Natural Resources Co. (b)	10,312	374,222
Plains Exploration & Production Co. (a)	160	4,426
Rowan Companies Inc.	106,948	2,467,290
Southwestern Energy Co. (a)	3,587	153,093
Ultra Petroleum Corp. (a)	48,691	2,383,911
Valero Energy Corp. (b)	170,929	3,314,313
XTO Energy Inc.	55,993	2,313,631

		160,031,723

Oil & Gas Services—(1.10%)
Baker Hughes Inc. (b)	20,002	853,285
Dresser-Rand Group Inc. (a)	39,639	1,231,584
Halliburton Co. (b)	49,547	1,343,715
Helix Energy Solutions Group Inc. (a)	2,245	33,630
Hercules Offshore Inc. (a)	39,063	191,799
National Oilwell Varco Inc. (a)(b)	207,122	8,933,172
Oil States International Inc. (a)(b)	488	17,143
Schlumberger Ltd.	54,497	3,248,021
SEACOR Holdings Inc. (a)(b)	11,035	900,787
Superior Energy Services Inc. (a)	76,079	1,713,299
Tidewater Inc.	2,365	111,368

		18,577,803

Packaging & Containers—(0.12%)
Bemis Co. Inc.	32,150	833,007
Owens-Illinois Inc. (a)(b)	5,241	193,393
Sealed Air Corp.	18,489	362,939
Sonoco Products Co. (b)	21,242	585,005

		1,974,344

Pharmaceuticals—(6.79%)
Abbott Laboratories	311,349	15,402,435
AmerisourceBergen Corp.	4,153	92,944
Bristol-Myers Squibb Co.	773,369	17,416,270
Cardinal Health Inc.	2,379	63,757
Cephalon Inc. (a)(b)	73,033	4,253,442
Eli Lilly and Co.	326,006	10,767,978
Endo Pharmaceuticals Holdings Inc. (a)(b)	27,817	629,499
Express Scripts Inc. (a)	79,974	6,204,383
Forest Laboratories Inc. (a)	179,989	5,298,876
Gilead Sciences Inc. (a)	148,136	6,900,175
Herbalife Ltd.	35,623	1,166,297

Security	Shares	Value
Common Stocks (Cont.)
Pharmaceuticals (Cont.)
King Pharmaceuticals Inc. (a)	75,716	$815,461
Medco Health Solutions Inc. (a)(b)	182,245	10,079,971
Omnicare Inc.	32,911	741,156
Pfizer Inc.	1,192,170	19,730,414
Schering-Plough Corp.	121,851	3,442,291
Wyeth	235,640	11,447,391

		114,452,740

Pipelines—(0.44%)
ONEOK Inc. (b)	36,328	1,330,331
Questar Corp. (b)	3,452	129,657
Williams Companies Inc. (The)	330,431	5,904,802

		7,364,790

Real Estate—(0.03%)
CB Richard Ellis Group Inc. Class A (a)	6,866	80,607
Forest City Enterprises Inc. Class A	26,262	351,123
Jones Lang LaSalle Inc. (b)	1,647	78,018

		509,748

Real Estate Investment Trusts—(0.65%)
Annaly Capital Management Inc.	117,202	2,126,044
Brandywine Realty Trust	15,006	165,666
Camden Property Trust	6,005	242,002
CapitalSource Inc.	69,533	301,773
First Industrial Realty Trust Inc.	7,600	39,900
Health Care REIT Inc.	7,562	314,730
Hospitality Properties Trust (b)	72,054	1,467,740
Host Hotels & Resorts Inc. (b)	117,224	1,379,726
HRPT Properties Trust	15,998	120,305
Macerich Co. (The)	203	6,157
Mack-Cali Realty Corp.	11,530	372,765
Nationwide Health Properties Inc.	16,337	506,284
ProLogis	261,209	3,113,611
Realty Income Corp. (b)	14,777	379,030
Ventas Inc.	12,676	488,026

		11,023,759

Retail—(5.16%)
Advance Auto Parts Inc. (b)	6,402	251,471
Aeropostale Inc. (a)	110,493	4,803,131
AutoNation Inc. (a)(b)	74,773	1,351,896
AutoZone Inc. (a)(b)	18,152	2,654,185
Best Buy Co. Inc.	99,799	3,744,458
Big Lots Inc. (a)	145,648	3,644,113

See accompanying notes to schedules of investments	85

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Retail (Cont.)
BJ’s Wholesale Club Inc. (a)(b)	3,197	$115,795
CVS Caremark Corp.	277,735	9,926,249
Darden Restaurants Inc.	695	23,720
Dollar Tree Inc. (a)(b)	55,956	2,723,938
Family Dollar Stores Inc. (b)	113,928	3,007,699
Foot Locker Inc.	111,344	1,330,561
Gap Inc. (The)	286,973	6,141,222
Home Depot Inc. (The) (b)	154,672	4,120,462
J.C. Penney Co. Inc.	1,009	34,054
Lowe’s Companies Inc.	31,287	655,150
McDonald’s Corp.	242,022	13,812,196
MSC Industrial Direct Co. Inc. Class A (b)	25,085	1,093,204
Office Depot Inc. (a)	20,292	134,333
Panera Bread Co. Class A (a)	8,264	454,520
Penske Automotive Group Inc. (b)	111,616	2,140,795
Ross Stores Inc. (b)	73,407	3,506,652
Saks Inc. (a)	11,255	76,759
Sears Holdings Corp. (a)(b)	756	49,374
Staples Inc.	1,091	25,333
TJX Companies Inc. (The)	57,079	2,120,485
Walgreen Co. (b)	89,570	3,356,188
Wal-Mart Stores Inc.	303,730	14,910,106
Wendy’s/Arby’s Group Inc. Class A	130,087	615,312
Yum! Brands Inc. (b)	7,411	250,195

		87,073,556

Savings & Loans—(0.16%)
First Niagara Financial Group Inc.	310	3,822
Flushing Financial Corp.	250	2,850
Hudson City Bancorp Inc. (b)	179,416	2,359,320
New York Community Bancorp Inc. (b)	4,362	49,814
People’s United Financial Inc.	12,949	201,486

		2,617,292

Semiconductors—(3.01%)
Altera Corp. (b)	1,236	25,350
Atmel Corp. (a)	27,263	114,232
Fairchild Semiconductor International Inc. (a)	2,728	27,907
Integrated Device Technology Inc. (a)	175,862	1,188,827
Intel Corp.	1,657,761	32,442,383
Intersil Corp. Class A (b)	9,784	149,793
LSI Corp. (a)	648,164	3,558,420
Marvell Technology Group Ltd. (a)(b)	356,620	5,773,678
Maxim Integrated Products Inc.	27,042	490,542
MEMC Electronic Materials Inc. (a)	1,147	19,075

Security	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Novellus Systems Inc. (a)	1,004	$21,064
NVIDIA Corp. (a)(b)	2,659	39,965
Texas Instruments Inc. (b)	289,396	6,855,791
Xilinx Inc.	2,812	65,857

		50,772,884

Software—(3.81%)
Activision Blizzard Inc. (a)	67,292	833,748
Adobe Systems Inc. (a)(b)	154,376	5,100,583
Autodesk Inc. (a)	2,818	67,068
BMC Software Inc. (a)	10,910	409,452
Broadridge Financial Solutions Inc.	2,467	49,587
CA Inc.	177,221	3,897,090
Dun & Bradstreet Corp. (The)	2,401	180,843
Electronic Arts Inc. (a)	27,540	524,637
Fiserv Inc. (a)	3,874	186,727
Global Payments Inc.	3,659	170,875
IMS Health Inc.	53,651	823,543
Intuit Inc. (a)(b)	56,843	1,620,026
Microsoft Corp.	1,245,770	32,252,985
Oracle Corp.	868,686	18,103,416
Quest Software Inc. (a)	1,578	26,589

		64,247,169

Telecommunications—(5.33%)
AT&T Inc.	1,155,890	31,220,589
CenturyTel Inc.	6,767	227,371
Cisco Systems Inc. (a)	558,772	13,153,493
Corning Inc.	194,580	2,979,020
Harris Corp.	80,988	3,045,149
MetroPCS Communications Inc. (a)(b)	37,547	351,440
Motorola Inc.	470,040	4,037,644
QUALCOMM Inc.	283,379	12,746,387
Qwest Communications International Inc. (b)	230,540	878,357
Sprint Nextel Corp. (a)	863,174	3,409,537
Syniverse Holdings Inc. (a)	2,202	38,535
Tellabs Inc. (a)(b)	499,789	3,458,540
3Com Corp. (a)	133,161	696,432
United States Cellular Corp. (a)	3,742	146,200
Verizon Communications Inc.	447,799	13,554,876

		89,943,570

Textiles—(0.00%)
Cintas Corp. (b)	920	27,885

		27,885

Toys, Games & Hobbies—(0.01%)
Hasbro Inc. (b)	5,811	161,255
Mattel Inc.	2,605	48,088

		209,343

86	See accompanying notes to schedules of investments

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2009

(Unaudited)

Security	Shares or Principal	Value
Common Stocks (Cont.)
Transportation—(1.58%)
Burlington Northern Santa Fe Corp.	59,142	$4,721,306
C.H. Robinson Worldwide Inc. (b)	78,010	4,505,078
Con-way Inc. (b)	611	23,414
CSX Corp.	42,064	1,760,799
FedEx Corp. (b)	58,105	4,370,658
Kirby Corp. (a)	3,294	121,285
Landstar System Inc. (b)	3,438	130,850
Norfolk Southern Corp. (b)	50,171	2,162,872
Union Pacific Corp. (b)	122,443	7,144,549
UTi Worldwide Inc. (b)	83,120	1,203,578
Werner Enterprises Inc.	29,734	553,944

		26,698,333

Water—(0.00%)
American Water Works Co. Inc.	3,285	65,503

		65,503

Total Common Stocks
(Cost: $1,511,734,324)		1,650,692,570

Short-Term Investments—(11.50%)
Money Market Funds—(11.26%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22 (c)(d)(e)	169,061,992	169,061,992
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18 (c)(d)(e)	20,901,256	20,901,256

		189,963,248

U.S. Treasury Obligations—(0.24%)
U.S. Treasury Bill
0.08%, 12/17/09 (f)(g)	$3,950,000	3,949,309

		3,949,309

Total Short-Term Investments
(Cost: $193,912,488)		193,912,557

Total Investments In Securities—(109.37%)
(Cost: $1,705,646,812)		1,844,605,127

Other Assets, Less Liabilities— (-9.37)%		(158,016,082)

Net Assets—(100.00%)		1,686,589,045

NVS Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2009)	615	$32,376,675	$92,359

		$32,376,675	$92,359

See accompanying notes to schedules of investments	87

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes—(37.93%)
Advertising—(0.13%)
WPP Finance (UK)
8.00%, 09/15/14	$1,800,000	$1,974,499

		1,974,499

Aerospace & Defense—(0.58%)
L-3 Communications Corp.
5.20%, 10/15/19 (a)	700,000	701,750
5.88%, 01/15/15	281,000	279,595
L-3 Communications Corp. Series B
6.38%, 10/15/15	3,813,000	3,851,130
United Technologies Corp.
6.13%, 02/01/19	3,400,000	3,890,008

		8,722,483

Agriculture—(1.12%)
Altria Group Inc.
9.25%, 08/06/19	1,100,000	1,344,152
9.70%, 11/10/18	2,750,000	3,415,657
9.95%, 11/10/38	1,200,000	1,631,515
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,337,119
5.65%, 05/16/18	1,300,000	1,383,741
6.38%, 05/16/38	1,500,000	1,726,261
Reynolds American Inc.
1.00%, 06/15/11	5,060,000	4,975,948

		16,814,393

Auto Manufacturers—(0.08%)
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31	1,000,000	1,183,269

		1,183,269

Banks—(2.57%)
American Express Bank FSB
5.55%, 10/17/12	1,800,000	1,907,786
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,261,769
5.65%, 05/01/18	1,500,000	1,481,085
6.00%, 09/01/17	1,125,000	1,138,200
Credit Suisse New York
5.30%, 08/13/19	2,400,000	2,460,833
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,736,864
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,183,990
6.50%, 09/15/37	2,400,000	2,595,890
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17 (b)	3,600,000	3,786,296

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Banks (Cont.)
Wachovia Bank N.A./Wells Fargo & Co.
6.00%, 11/15/17	$8,500,000	$8,918,259
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	2,750,000	2,913,606
Wells Fargo & Co.
5.25%, 10/23/12	5,000,000	5,334,675

		38,719,253

Beverages—(0.08%)
Bottling Group LLC
5.13%, 01/15/19	1,100,000	1,172,222

		1,172,222

Biotechnology—(0.27%)
Amgen Inc.
5.70%, 02/01/19	2,200,000	2,418,392
6.40%, 02/01/39	900,000	1,031,640
Genentech Inc.
4.75%, 07/15/15	625,000	674,316

		4,124,348

Building Materials—(0.06%)
CRH America Inc.
6.00%, 09/30/16	800,000	820,130

		820,130

Chemicals—(0.69%)
Ashland Inc.
9.13%, 06/01/17 (a)	3,100,000	3,317,000
Nalco Co.
8.25%, 05/15/17 (a)	1,800,000	1,890,000
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	3,100,000	3,096,447
Yara International ASA
7.88%, 06/11/19 (a)	1,900,000	2,134,899

		10,438,346

Commercial Services—(0.38%)
Iron Mountain Inc.
8.00%, 06/15/20	1,900,000	1,909,500
8.38%, 08/15/21	1,500,000	1,545,000
R.R. Donnelley & Sons Co.
8.60%, 08/15/16	2,200,000	2,317,264

		5,771,764

Computers—(0.53%)
Hewlett-Packard Co.
2.25%, 05/27/11 (b)	5,300,000	5,398,967
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,522,671

		7,921,638

88	See accompanying notes to schedules of investments

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services—(6.32%)
Allstate Life Global Funding Trusts
5.38%, 04/30/13	$5,250,000	$5,588,105
American Express Co.
8.13%, 05/20/19	4,800,000	5,676,917
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	400,000
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,467,558
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.40%, 10/02/17	4,500,000	4,895,410
7.25%, 02/01/18	1,000,000	1,142,042
Capital One Financial Corp.
7.38%, 05/23/14	1,600,000	1,785,622
Citigroup Inc.
5.50%, 04/11/13	1,750,000	1,790,820
5.85%, 07/02/13	2,800,000	2,850,425
6.13%, 11/21/17	1,000,000	992,850
6.13%, 08/25/36	800,000	686,562
6.38%, 08/12/14	1,400,000	1,447,446
6.50%, 08/19/13	1,400,000	1,469,649
8.13%, 07/15/39	1,400,000	1,567,145
8.50%, 05/22/19	1,600,000	1,806,136
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	500,000	547,633
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	813,067
Credit Agricole SA Series E
0.50%, 03/13/16	2,700,000	2,528,164
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15	900,000	944,974
5.13%, 01/15/14 (b)	1,400,000	1,477,862
General Electric Capital Corp.
6.00%, 08/07/19	4,700,000	4,767,873
6.38%, 11/15/17	2,000,000	1,655,000
6.75%, 03/15/32	2,000,000	2,041,846
6.88%, 01/10/39	2,000,000	2,094,660
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	987,134
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,927,757
5.95%, 01/18/18	3,100,000	3,216,163
6.00%, 05/01/14	900,000	978,782
6.15%, 04/01/18	1,500,000	1,577,869
6.75%, 10/01/37	2,250,000	2,322,070
7.50%, 02/15/19	1,200,000	1,372,340
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	3,330,256

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (Cont.)
JPMorgan Chase & Co.
4.65%, 06/01/14	$3,600,000	$3,754,750
4.75%, 05/01/13	3,100,000	3,281,967
6.40%, 05/15/38	1,300,000	1,455,406
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,602,302
6.88%, 04/25/18	6,350,000	6,678,276
Morgan Stanley
5.25%, 11/02/12	700,000	741,745
5.63%, 09/23/19	4,500,000	4,424,845
5.95%, 12/28/17	850,000	865,422
6.00%, 04/28/15	3,400,000	3,600,498
6.25%, 08/28/17	1,500,000	1,561,290

		95,116,638

Electric—(3.18%)
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	1,043,468
5.88%, 02/01/33	3,500,000	3,695,216
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,876,965
Duke Energy Corp.
5.05%, 09/15/19	5,500,000	5,560,280
6.25%, 06/15/18	2,500,000	2,744,005
EDP Finance BV
4.90%, 10/01/19 (a)	2,200,000	2,215,719
Enel Finance International SA
5.13%, 10/07/19 (a)	3,000,000	3,000,000
FirstEnergy Solutions Corp.
6.05%, 08/15/21 (a)	2,500,000	2,583,415
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	6,950,000	7,501,865
Mirant Americas Generation LLC
9.13%, 05/01/31	250,000	208,750
Northern States Power Co.
5.25%, 07/15/35	2,500,000	2,535,607
Oncor Electric Delivery Co.
5.95%, 09/01/13	2,750,000	2,976,099
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,646,295
PacifiCorp
5.50%, 01/15/19	1,300,000	1,412,107
PSEG Power LLC
6.95%, 06/01/12 (b)	2,300,000	2,524,862
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,368,262
Southern Co.
4.15%, 05/15/14	900,000	929,722

		47,822,637

See accompanying notes to schedules of investments	89

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electronics—(0.09%)
Arrow Electronics Inc.
6.00%, 04/01/20	$1,400,000	$1,398,909

		1,398,909

Entertainment—(0.28%)
International Game Technology
7.50%, 06/15/19	1,900,000	2,105,485
Penn National Gaming Inc.
8.75%, 08/15/19 (a)	2,100,000	2,105,250

		4,210,735

Environmental Control—(0.10%)
Republic Services Inc.
5.50%, 09/15/19 (a)	1,400,000	1,442,220

		1,442,220

Food—(1.09%)
General Mills Inc.
5.65%, 02/15/19	1,400,000	1,516,245
Kellogg Co.
4.45%, 05/30/16	100,000	104,588
5.13%, 12/03/12 (b)	2,300,000	2,496,657
Kellogg Co. Series B
7.45%, 04/01/31	1,000,000	1,290,645
Kraft Foods Inc.
6.00%, 02/11/13	500,000	536,311
6.13%, 02/01/18	2,500,000	2,649,197
6.13%, 08/23/18	2,000,000	2,121,382
6.75%, 02/19/14	800,000	892,494
6.88%, 01/26/39	700,000	769,471
Kroger Co. (The)
6.40%, 08/15/17	500,000	553,226
6.90%, 04/15/38 (b)	400,000	476,226
7.50%, 01/15/14	1,750,000	2,016,717
8.05%, 02/01/10	930,000	950,491

		16,373,650

Forest Products & Paper—(0.20%)
International Paper Co.
7.50%, 08/15/21	1,000,000	1,059,565
9.38%, 05/15/19	1,600,000	1,873,434

		2,932,999

Health Care - Products—(0.08%)
Beckman Coulter Inc.
7.00%, 06/01/19	1,100,000	1,261,304

		1,261,304

Health Care - Services—(0.75%)
Aetna Inc.
6.75%, 12/15/37 (b)	1,200,000	1,266,347
DaVita Inc.
6.63%, 03/15/13	1,490,000	1,475,100
7.25%, 03/15/15	2,710,000	2,682,900
Humana Inc.
7.20%, 06/15/18 (b)	1,100,000	1,113,274
UnitedHealth Group Inc.
0.47%, 06/21/10	2,320,000	2,310,623

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Health Care - Services (Cont.)
WellPoint Inc.
7.00%, 02/15/19	$2,200,000	$2,500,865

		11,349,109

Household Products & Wares—(0.06%)
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	933,800

		933,800

Insurance—(1.92%)
ACE INA Holdings Inc.
5.90%, 06/15/19	1,000,000	1,089,047
Allstate Corp. (The)
7.45%, 05/16/19	1,200,000	1,430,274
Aon Corp.
8.21%, 01/01/27	3,100,000	3,022,500
Chubb Corp.
6.00%, 05/11/37	800,000	883,152
6.38%, 04/15/17	2,550,000	2,295,000
Markel Corp.
7.35%, 08/15/34	1,000,000	970,058
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	400,000	421,802
9.25%, 04/15/19	2,300,000	2,882,222
MetLife Inc.
5.38%, 12/15/12	3,500,000	3,717,787
6.40%, 12/15/31 (b)	1,400,000	1,183,000
7.72%, 02/15/19	1,500,000	1,765,914
Progressive Corp. (The)
6.70%, 06/15/17	2,900,000	2,493,124
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,801,627
7.38%, 06/15/19	1,000,000	1,116,010
8.88%, 06/15/18	1,700,000	1,666,000
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	439,613
6.25%, 06/15/37	1,000,000	1,127,922
Willis North America Inc.
7.00%, 09/29/19	600,000	616,931

		28,921,983

Iron & Steel—(0.61%)
ArcelorMittal
6.13%, 06/01/18	2,900,000	2,856,952
Ispat Inland ULC
9.75%, 04/01/14	6,038,000	6,324,805

		9,181,757

Lodging—(0.14%)
Wyndham Worldwide Corp.
6.00%, 12/01/16	2,350,000	2,115,754

		2,115,754

Manufacturing—(0.19%)
Tyco International Finance SA
8.50%, 01/15/19	2,400,000	2,925,454

		2,925,454

90	See accompanying notes to schedules of investments

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Media—(3.19%)
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (a)	$1,500,000	$1,919,219
CBS Corp.
8.88%, 05/15/19 (b)	3,500,000	3,860,273
Comcast Corp.
5.70%, 05/15/18	7,050,000	7,412,116
CSC Holdings Inc.
7.63%, 07/15/18 (b)	5,000,000	5,075,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19 (a)	1,500,000	1,490,625
7.63%, 05/15/16	4,800,000	5,136,000
Discovery Communications LLC
5.63%, 08/15/19	1,000,000	1,026,195
DISH DBS Corp.
7.88%, 09/01/19 (a)	1,000,000	1,010,000
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	510,000
7.13%, 02/01/16 (b)	4,000,000	3,970,000
News America Inc.
5.65%, 08/15/20 (a)(b)	1,400,000	1,419,223
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	4,308,564
6.75%, 06/15/39	800,000	865,149
8.25%, 04/01/19	1,200,000	1,450,435
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,562,443
Time Warner Inc.
7.70%, 05/01/32	1,800,000	2,035,417
Viacom Inc.
4.38%, 09/15/14	1,300,000	1,327,499
5.63%, 09/15/19 (b)	800,000	813,127
6.88%, 04/30/36	2,700,000	2,852,267

		48,043,552

Mining—(0.81%)
Newmont Mining Corp.
5.13%, 10/01/19	3,800,000	3,798,320
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	5,300,000	6,506,142
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	1,034,531
Xstrata Canada Corp.
6.20%, 06/15/35	1,000,000	878,381

		12,217,374

Office & Business Equipment—(0.18%)
Xerox Corp.
1.04%, 12/18/09	2,750,000	2,750,239

		2,750,239

Oil & Gas—(2.43%)
BP AMI Leasing Inc.
5.52%, 05/08/19 (a)	5,000,000	5,491,095
Burlington Resources Finance Co.
7.20%, 08/15/31	800,000	954,467

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp.
6.30%, 01/15/19	$2,300,000	$2,537,549
7.95%, 04/15/32	654,000	819,899
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,548,311
EnCana Corp.
6.50%, 05/15/19	400,000	444,062
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,843,090
Enterprise Products Operating LP Series B
5.75%, 03/01/35	1,500,000	1,470,474
Enterprise Products Operating LP Series F
4.63%, 10/15/09	2,000,000	2,000,774
EOG Resources Inc.
5.63%, 06/01/19	1,300,000	1,423,133
EQT Corp.
8.13%, 06/01/19	1,800,000	2,054,466
Hess Corp.
8.13%, 02/15/19	1,000,000	1,201,346
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	1,059,731
6.80%, 03/15/32	1,500,000	1,612,017
7.50%, 02/15/19	500,000	576,714
Newfield Exploration Co.
7.13%, 05/15/18	4,250,000	4,239,375
Pride International Inc.
8.50%, 06/15/19	4,800,000	5,280,000

		36,556,503

Oil & Gas Services—(0.03%)
Weatherford International Ltd.
9.63%, 03/01/19	400,000	500,732

		500,732

Packaging & Containers—(0.92%)
Ball Corp.
6.63%, 03/15/18 (b)	3,850,000	3,715,250
7.38%, 09/01/19	400,000	406,000
Crown Americas LLC
7.63%, 11/15/13 (b)	500,000	505,000
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17 (a)	2,900,000	2,929,000
Owens-Brockway Glass Container Inc.
6.75%, 12/01/14	3,600,000	3,564,000
Sealed Air Corp.
6.88%, 07/15/33 (a)	2,000,000	1,831,062
7.88%, 06/15/17 (a)	840,000	885,772

		13,836,084

Pharmaceuticals—(0.33%)
Express Scripts Inc.
6.25%, 06/15/14 (b)	2,200,000	2,417,679
Pfizer Inc.
6.20%, 03/15/19	1,500,000	1,690,706
Warner Chilcott Corp.
8.75%, 02/01/15	831,000	851,775

		4,960,160

See accompanying notes to schedules of investments	91

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Pipelines—(1.54%)
El Paso Corp.
7.80%, 08/01/31	$250,000	$229,280
Energy Transfer Partners LP
9.00%, 04/15/19	800,000	961,890
9.70%, 03/15/19	1,900,000	2,351,797
Enterprise Products Operating LLC
5.25%, 01/31/20	2,000,000	1,998,576
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	254,347
Plains All American Pipeline LP
5.75%, 01/15/20	3,000,000	3,023,214
6.70%, 05/15/36	1,000,000	1,045,905
8.75%, 05/01/19	600,000	720,242
Spectra Energy Capital LLC
5.65%, 03/01/20	1,600,000	1,640,371
TransCanada PipeLines Ltd.
6.50%, 08/15/18	6,250,000	7,048,069
7.13%, 01/15/19	2,600,000	3,067,524
7.63%, 01/15/39	600,000	765,619

		23,106,834

Real Estate—(0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (a)	1,000,000	1,014,669

		1,014,669

Real Estate Investment Trusts—(0.93%)
Host Hotels & Resorts LP
6.75%, 06/01/16 (b)	4,500,000	4,275,000
ProLogis
7.63%, 08/15/14	1,600,000	1,635,139
Simon Property Group LP
5.30%, 05/30/13	2,500,000	2,555,955
5.75%, 05/01/12	3,000,000	3,134,799
6.75%, 05/15/14 (b)	2,200,000	2,359,458

		13,960,351

Retail—(0.92%)
CVS Caremark Corp.
0.66%, 06/01/10	4,000,000	4,002,900
Home Depot Inc. (The)
0.42%, 12/16/09	1,000,000	999,466
McDonald’s Corp.
5.70%, 02/01/39	1,100,000	1,190,935
6.30%, 10/15/37	1,000,000	1,171,242
Staples Inc.
9.75%, 01/15/14	800,000	960,990
Yum! Brands Inc.
4.25%, 09/15/15	1,000,000	1,022,182
6.25%, 03/15/18 (b)	2,500,000	2,693,403
6.88%, 11/15/37 (b)	1,600,000	1,772,539

		13,813,657

Software—(0.46%)
Oracle Corp.
5.00%, 07/08/19	2,800,000	2,945,558
5.25%, 01/15/16	1,500,000	1,631,804

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Software (Cont.)
5.75%, 04/15/18	$2,150,000	$2,368,956

		6,946,318

Telecommunications—(3.70%)
AT&T Inc.
4.95%, 01/15/13	1,500,000	1,599,300
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,324,661
BellSouth Corp.
6.55%, 06/15/34	3,200,000	3,425,264
CenturyTel Inc. Series Q
6.15%, 09/15/19	100,000	100,298
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,406,631
8.75%, 06/15/30	2,900,000	3,755,567
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,897,704
France Telecom SA
7.75%, 03/01/11	3,300,000	3,573,158
8.50%, 03/01/31	2,000,000	2,765,360
Nokia OYJ
5.38%, 04/15/19	1,800,000	1,915,913
Qwest Corp.
8.38%, 05/01/16 (a)	4,800,000	4,968,000
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,207,872
SBA Telecommunications Inc.
8.25%, 08/15/19 (a)	1,700,000	1,751,000
Telecom Italia Capital SA
4.00%, 01/15/10	1,680,000	1,691,491
5.25%, 10/01/15 (b)	2,500,000	2,588,178
7.00%, 06/04/18	3,300,000	3,646,787
Telefonica Emisiones SAU
5.86%, 02/04/13	3,600,000	3,920,904
5.88%, 07/15/19	2,200,000	2,390,335
6.22%, 07/03/17	2,100,000	2,318,207
Verizon Communications Inc.
8.75%, 11/01/18	2,000,000	2,498,500
8.95%, 03/01/39	500,000	684,983
Vodafone Group PLC
5.45%, 06/10/19	700,000	728,851
5.63%, 02/27/17	950,000	1,006,801
7.88%, 02/15/30	1,250,000	1,557,620

		55,723,385

Transportation—(0.92%)
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	3,800,000	3,845,250
CNF Inc.
6.70%, 05/01/34	2,500,000	1,908,570
CSX Corp.
5.75%, 03/15/13 (b)	2,600,000	2,772,458
6.15%, 05/01/37	1,750,000	1,853,679
FedEx Corp.
8.00%, 01/15/19	600,000	729,261
Norfolk Southern Corp.
5.75%, 01/15/16 (a)	1,100,000	1,201,902
Union Pacific Corp.
6.13%, 02/15/20	1,300,000	1,453,434

		13,764,554

Total Corporate Bonds & Notes
(Cost: $529,767,944)		570,843,706

92	See accompanying notes to schedules of investments

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Asset-backed Securities—(8.55%)
AmeriCredit Automobile Receivables Trust Series 2006-RM Class A2
5.42%, 08/08/11	$4,143,053	$4,213,678
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	375,834	376,074
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A3B
0.27%, 04/02/12	1,219,162	1,214,927
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A3A
5.42%, 05/07/12	4,617,700	4,700,632
AmeriCredit Automobile Receivables Trust Series 2008-AF Class A2B
2.00%, 01/12/12	1,658,988	1,661,121
AmeriCredit Prime Automobile Receivables Series 2007-2M Class A3
5.22%, 06/08/12	5,044,502	5,131,831
Asset Backed Funding Corp. Certificates Series 2005-OPT1 Class A1SS
0.49%, 07/25/35	2,060,307	1,914,510
Asset Backed Funding Corp. Certificates Series 2006-OPT2 Class A3B
0.36%, 10/25/36	2,825,788	2,536,876
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3
0.66%, 07/25/35	510,815	507,245
Capital Auto Receivables Asset Trust Series 2007-SN2, Class A4
1.27%, 05/16/11 (a)(c)	6,500,000	6,402,500
Capital One Auto Finance Trust Series 2005-C Class A4B
0.28%, 06/15/12	4,170,569	4,154,388
Capital One Auto Finance Trust Series 2006-4 Class A4
0.25%, 12/15/12	4,051,173	4,008,187
Capital One Auto Finance Trust Series 2007-B Class A3A
5.03%, 04/15/12	2,081,581	2,109,169
Capital One Auto Finance Trust Series 2007-C Class A3A
5.13%, 04/16/12	1,997,385	2,042,574
Capital One Auto Finance Trust Series 2007-C Class A3B
0.75%, 04/16/12	6,349,713	6,327,873
Capital One Multi-Asset Execution Trust Series 2005-A3 Class A3

Security	Principal	Value
Asset-backed Securities (Cont.)
4.05%, 03/15/13	$5,500,000	$5,607,291
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
0.37%, 02/25/37	3,295,989	2,870,169
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	415,731	411,629
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3
0.66%, 05/25/36	2,819,811	2,304,966
Countrywide Asset-Backed Certificates Series 2006-20 Class 2A1
0.30%, 04/25/47	2,159,392	2,064,864
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1
0.30%, 05/25/47	352,471	334,136
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
0.32%, 06/25/47	4,250,326	4,094,979
Countrywide Asset-Backed Certificates Series 2007-10 Class 2A1
0.30%, 10/25/28	3,564,982	3,276,387
Countrywide Asset-Backed Certificates Series 2007-5 Class 2A1
0.35%, 09/25/47	3,890,828	3,598,592
Countrywide Asset-Backed Certificates Series 2007-6 Class 2A1
0.35%, 09/25/37	624,916	577,306
Countrywide Asset-Backed Certificates Series 2007-7 Class 2A1
0.33%, 10/25/37	553,558	498,784
Countrywide Asset-Backed Certificates Series 2007-8 Class 2A1
0.31%, 11/25/37	5,061,828	4,675,232
GMAC Mortgage Corp. Loan Trust Series 2006-HLTV Class A3
5.59%, 10/25/29	1,896,960	1,749,197
GSAMP Trust Series 2007-HE2 Class A2A
0.37%, 03/25/47 (c)	2,984,974	2,362,010
GSAMP Trust Series 2005-SEA1 Class A
0.59%, 01/25/35	3,371,061	2,988,863
Home Equity Asset Trust Series 2006-4 Class 2A3
0.42%, 08/25/36	5,800,000	4,154,291
Lehman XS Trust Series 2005-4 Class 1A2
0.52%, 10/25/35	1,847,689	1,752,071

See accompanying notes to schedules of investments	93

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Asset-backed Securities (Cont.)
Long Beach Auto Receivables Trust Series 2004-C Class A4
3.78%, 07/15/11	$1,979,783	$1,974,172
Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A1
0.43%, 08/25/35	154,943	152,425
MASTR Asset Backed Securities Trust Series 2006-AM1 Class A2
0.38%, 01/25/36	1,348,191	1,284,835
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
0.45%, 12/25/35	2,676,367	2,492,025
Residential Asset Mortgage Products Inc. Series 2006-NC2 Class A2
0.44%, 02/25/36	2,259,254	1,668,248
Residential Asset Securities Corp. Series 2005-KS12 Class A2
0.50%, 01/25/36	4,500,790	3,966,876
Residential Asset Securities Corp. Series 2006-KS7 Class A2
0.35%, 09/25/36	1,526,514	1,452,782
Residential Asset Securities Corp. Series 2007-KS1 Class A1
0.31%, 01/25/37	1,680,649	1,571,303
Saxon Asset Securities Trust Series 2005-4 Class A1A
0.48%, 11/25/37	3,809,756	3,228,496
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A
0.54%, 08/25/35	3,179,440	2,963,434
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3 Class A2
0.39%, 05/25/36	3,599,766	2,734,751
Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class A2C
0.55%, 10/25/35	5,584,885	4,554,621
SG Mortgage Securities Trust Series 2006-OPT2 Class A3A
0.30%, 10/25/36	3,841,638	3,703,640
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
0.36%, 10/25/36	2,727,484	2,509,237
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A1
0.33%, 01/25/37	607,282	598,744

Security	Principal	Value
Asset-backed Securities (Cont.)
Structured Asset Investment Loan Trust Series 2005-11 Class A6
0.47%, 01/25/36	$3,884,316	$3,259,476

Total Asset-Backed Securities
(Cost: $129,299,868)		128,737,417

Collateralized Mortgage Obligations—(8.08%)
Mortgage-Backed Securities—(8.08%)
Banc of America Commercial Mortgage Inc. Series 2004-5 Class A2
4.18%, 11/10/41	265,091	265,144
Banc of America Commercial Mortgage Inc. Series 2006-2 Class A4
5.93%, 05/10/45	3,245,000	3,119,553
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4
6.30%, 12/10/49	2,500,000	2,250,774
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	3,970,924	4,021,563
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-13 Class 1A1
5.50%, 08/25/34	5,677,330	5,674,278
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8 Class 4A1
5.50%, 12/20/35	7,724,666	5,230,001
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class A4
6.51%, 02/15/34	5,658,721	5,830,182
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK3 Class A4
6.53%, 06/15/34	5,000,000	5,214,364
CWCapital Cobalt Ltd. Series 2006-C1 Class A4
5.22%, 08/15/48	6,000,000	4,956,946
Deutsche Alt-A Securities Inc. Mortgage Loan Trust Series 2006-AR3 Class A3
0.34%, 08/25/36	1,825,561	1,767,422

94	See accompanying notes to schedules of investments

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Federal Home Loan Mortgage Corp. Series 2827 Class PF
0.44%, 04/15/28	$1,204	$1,204
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2
7.20%, 10/15/32	3,048,474	3,142,237
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A2
5.42%, 12/10/49	1,945,000	1,917,947
GMAC Commercial Mortgage Securities Inc. Series 2000-C3 Class A2
6.96%, 09/15/35	5,817,575	6,047,042
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5
5.22%, 04/10/37	1,000,000	940,717
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1
5.42%, 06/10/10	2,717,756	2,745,344
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB12 Class A3A1
4.82%, 09/12/37	6,500,000	6,524,160
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19 Class A3
5.94%, 02/12/49	4,300,000	3,914,040
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	3,448,911	3,447,858
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,881,927	9,884,104
JP Morgan Mortgage Acquisition Corp. Series 2006-FRE1 Class A3
0.44%, 05/25/35	3,547,342	2,979,092
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,634,971
LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A2
5.30%, 11/15/38	6,600,000	6,586,525
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4
5.86%, 07/15/40	5,700,000	4,830,935

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	$3,684,747	$3,734,846
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	1,787,255	1,814,099
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
5.44%, 02/12/39	5,000,000	5,037,291
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	1,630,600	1,648,643
PNC Mortgage Acceptance Corp. Series 2000-C2 Class A2
7.30%, 10/12/33	3,880,892	4,005,920
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A1
6.00%, 10/25/36	4,020,506	3,316,918
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A5
5.42%, 01/15/45	5,700,000	5,005,020
WaMu Mortgage Pass-Through Certificates Series 2005-AR17 Class A1B1
0.50%, 12/25/45	3,228,462	3,100,353

		121,589,493

Total Collateralized Mortgage Obligations
(Cost: $118,594,744)		121,589,493

Foreign Government Bonds & Notes (d)—(2.56%)
Brazil (Federative Republic of)
5.88%, 01/15/19	7,000,000	7,525,000
Indonesia (Republic of)
11.63%, 03/04/19	7,000,000	9,742,964
Peru (Republic of)
7.35%, 07/21/25	4,800,000	5,604,000
Poland (Republic of)
6.38%, 07/15/19	7,000,000	7,863,940
Turkey (Republic of)
7.50%, 11/07/19	7,000,000	7,717,500

Total Foreign Government Bonds & Notes
(Cost: $36,745,142)		38,453,404

See accompanying notes to schedules of investments	95

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
U.S. Government & Agency Obligations—(43.71%)
Mortgage-backed Securities—(40.66%)
Federal Home Loan Mortgage Corp.
3.34%, 09/01/33	$1,155,674	$1,182,267
4.00%, 10/01/24 (e)	4,000,000	4,068,750
4.00%, 10/01/39 (e)	3,000,000	2,965,312
4.20%, 10/01/33	2,296,112	2,345,460
4.50%, 08/01/20	2,517,968	2,650,432
4.50%, 10/01/24 (e)	16,000,000	16,552,500
4.50%, 10/01/39 (e)	35,000,000	35,404,687
4.61%, 04/01/38	14,775,652	15,300,273
5.00%, 10/01/20	4,436,281	4,695,179
5.00%, 10/01/24 (e)	4,000,000	4,197,500
5.00%, 12/15/34	1,104,608	60,274
5.00%, 10/01/39 (e)	22,000,000	22,725,313
5.50%, 05/15/24	834,066	5,436
5.50%, 03/15/25	572,057	8,135
5.50%, 02/15/27	18,922,551	19,415,971
5.50%, 12/01/27	1,747,201	1,846,988
5.50%, 05/15/29	2,439,529	129,294
5.50%, 05/01/34	59,635	62,704
5.50%, 10/01/34	351,490	369,577
5.50%, 01/01/35	5,772,012	6,063,619
5.50%, 12/01/35	3,636,647	3,820,374
5.50%, 02/01/39	11,954,251	12,529,499
5.50%, 04/01/39	4,370,184	4,580,481
5.50%, 10/01/39 (e)	19,000,000	19,884,688
6.00%, 12/01/28	2,932,773	3,127,253
6.00%, 09/01/34	1,437,730	1,527,229
6.00%, 02/01/35	2,642,255	2,810,038
6.00%, 09/01/35	6,216,239	6,603,200
6.00%, 09/01/38	7,054,536	7,454,704
6.00%, 10/01/39 (e)	8,000,000	8,441,250
6.33%, 11/01/36	8,212,863	8,703,346
6.50%, 05/01/21	1,141	1,236
6.50%, 09/01/21	955,617	1,019,935
6.50%, 07/01/32	4,664,305	5,015,780
6.50%, 01/01/36	11,617	12,409
Federal National Mortgage Association
2.92%, 05/01/33	5,881,952	6,002,679
2.95%, 08/01/33	3,979,935	4,096,642
3.11%, 07/01/35	1,995,598	2,015,271
3.70%, 06/01/35	2,953,196	3,047,953
4.00%, 10/01/24 (e)	9,000,000	9,154,688
4.00%, 10/01/39 (e)	16,000,000	15,837,500
4.50%, 10/01/24 (e)	9,000,000	9,316,406
4.50%, 08/01/35	6,738,404	6,859,836
4.50%, 12/01/35	5,856,097	5,968,949
4.50%, 10/01/39 (e)	10,000,000	10,126,563

Security	Principal	Value
U.S. Government & Agency Obligations (Cont.)
Mortgage-backed Securities (Cont.)
5.00%, 01/01/18	$829,450	$881,744
5.00%, 09/01/18	5,512,848	5,856,971
5.00%, 12/01/18	437,289	464,585
5.00%, 01/01/19	393,386	417,942
5.00%, 06/01/19	850,381	902,384
5.00%, 08/01/19	460,860	488,475
5.00%, 09/01/19	341,108	361,548
5.00%, 11/01/19	900,836	954,816
5.00%, 01/01/20	452,882	478,887
5.00%, 05/01/20	3,836,448	4,056,745
5.00%, 06/01/20	338,613	358,057
5.00%, 11/01/33	39,304,192	40,804,302
5.00%, 12/01/33	12,333,308	12,804,030
5.00%, 03/01/34	6,152,770	6,387,600
5.02%, 01/01/35	2,939,557	3,039,080
5.10%, 04/01/37	1,541,621	1,599,313
5.12%, 01/01/36	3,292,611	3,434,822
5.50%, 09/01/19	3,105,350	3,315,689
5.50%, 10/01/19	2,079,765	2,220,636
5.50%, 10/01/23	3,655,941	3,882,858
5.50%, 06/01/25	3,563,910	3,774,843
5.50%, 07/01/33	21,203,901	22,308,271
5.50%, 01/01/34	5,038,110	5,300,512
5.50%, 07/01/34	8,494,791	8,926,609
5.50%, 02/01/35	3,522,298	3,701,348
5.50%, 03/01/35	864,093	907,477
5.50%, 09/01/36	9,896,051	10,411,470
5.50%, 12/01/36	4,069,194	4,267,779
5.50%, 06/01/38	12,846,792	13,473,742
6.00%, 11/01/22	2,763,011	2,947,140
6.00%, 02/25/27	1,476,851	1,520,758
6.00%, 03/01/33	407,503	433,635
6.00%, 08/01/34	190,894	202,837
6.00%, 11/01/34	4,389,988	4,664,637
6.00%, 12/01/34	980,233	1,041,559
6.00%, 04/01/35	2,922,779	3,105,635
6.00%, 08/01/37	4,618,918	4,883,351
6.00%, 02/01/38	9,403,445	9,941,792
6.00%, 10/01/39 (e)	19,000,000	20,042,031
6.50%, 07/01/32	7,488,030	8,080,364
6.50%, 04/01/39	5,249,109	5,675,818
6.50%, 07/01/39	9,661,227	10,431,509
6.50%, 10/01/39 (e)	6,000,000	6,408,750
Government National Mortgage Association
4.50%, 10/01/39 (e)	15,000,000	15,220,313
5.00%, 10/01/39 (e)	20,000,000	20,693,750
5.50%, 06/15/34	1,266,819	1,337,088
5.50%, 10/01/39 (e)	14,000,000	14,686,875
6.00%, 10/01/39 (e)	16,000,000	16,887,500

		655,598,249

96	See accompanying notes to schedules of investments

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009

(Unaudited)

Security	Principal	Value
U.S. Government & Agency Obligations (Cont.)
U.S. Government Agency Obligations (2.90%)
Federal Home Loan Mortgage Corp.
2.13%, 09/21/12 (b)	$18,900,000	$19,140,899
Federal National Mortgage Association
1.75%, 08/10/12 (b)	19,000,000	19,086,583
4.38%, 10/15/15 (b)	5,000,000	5,375,310

		43,602,792

U.S. Government Obligations—(0.15%)
U.S. Treasury Bond
6.13%, 08/15/29 (f)	700,000	899,172
U.S. Treasury Note
4.00%, 02/15/14 (f)	1,350,000	1,460,215

		2,359,387

Total U.S. Government & Agency Obligations
(Cost: $643,743,516)		657,957,636

Short-term Investments—(18.60%)
Money Market Funds—(18.60%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares

Security	Principal	Value
Short-term Investments (Cont.)
Money Market Funds (Cont.)
0.22% (g)(h)(i)	$274,019,567	$274,019,567
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18% (g)(h)(i)	5,974,212	5,974,212

		279,993,779

Total Short-Term Investments
(Cost: $279,993,779)		279,993,779

Total Investments In Securities—(119.43%)
(Cost: $1,738,144,993)		1,797,575,435

Other Assets, Less Liabilities— (-19.43)%		(292,453,628)

NET ASSETS—(100.00%)		$1,505,121,807

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Investments are denominated in U.S. dollars.

(e)	To-be-announced (TBA). See Note 1.

(f)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(g)	Affiliated issuer. See Note 2.

(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

(i)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments	97

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S Treasury Notes (January 2010)	152	$32,979,250	$142,631
5-Year U.S. Treasury Notes (January 2010)	1,099	127,587,031	929,845
10-Year U.S. Treasury Notes (December 2009)	(344)	(40,704,875)	(279,854)
30-Year U.S. Treasury Bonds (December 2009)	431	52,312,625	564,640

		$172,174,031	$1,357,262

98	See accompanying notes to schedules of investments

As of September 30, 2009, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Bank of America N.A. dated 9/8/09 to receive 1.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	$40,000,000	$(105,594)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	203,177
Agreement with Deutsche Bank AG dated 3/17/09 to pay 6.80% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Bank of America Corp. 7.40% due 1/15/11. Expiring 6/20/14.	1,500,000	(308,753)
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	45,766
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	1,250,000	21,938
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(97,589)
Agreement with JPMorgan Chase Bank N.A. dated 9/2/09 to pay 1.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	51,500,000	135,952
Agreement with Morgan Stanley Capital Services dated 8/27/09 to receive 1.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	23,000,000	(60,717)
Agreement with UBS AG dated 7/29/09 to receive 1.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	3,000,000	(7,919)

	$127,650,000	$(173,739)

See accompanying notes to schedules of investments	99

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Portfolio Securities

Security Valuation

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (collectively, the “Money Market Master Portfolios”) use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The following tables summarize the values of each Master Portfolio’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of the each Master Portfolio’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
Master Portfolio and Asset Class	Level 1	Level 2	Level 3	Total
Active Stock
Common Stock	$1,650,692,570	$—	$—	$1,650,692,570
Short-Term Investments	189,963,248	3,949,309	—	193,912,557

Total Active Stock	1,840,655,818	3,949,309		1,844,605,127

CoreAlpha Bond
Corporate Bonds & Notes	—	570,843,706	—	570,843,706
Asset-Backed Securities	—	119,972,907	8,764,510	128,737,417
Collateralized Mortgage Obligations	—	121,589,493	—	121,589,493
Foreign Government Bonds & Notes	—	38,453,404	—	38,453,404
U.S. Government & Agency Obligations	—	657,957,636	—	657,957,636
Short-Term Investments	279,993,779	—	—	279,993,779

Total CoreAlpha Bond	279,993,779	1,506,457,759	8,764,510	1,797,575,435

LifePath Retirement
Master Portfolios	—	215,733,660	—	215,733,660
Exchange-Traded Funds	87,343,626	—	—	87,343,626
Short-Term Investments	50,091,652	—	—	50,091,652

Total LifePath Retirement	137,435,278	215,733,660		353,168,938

LifePath 2010
Master Portfolios	—	572,408,331	—	572,408,331
Exchange-Traded Funds	233,379,531	—	—	233,379,531
Short-Term Investments	92,091,939	—	—	92,091,939

Total LifePath 2010	325,471,470	572,408,331	—	897,879,801

LifePath 2020
Master Portfolios	—	1,040,435,971	—	1,040,435,971
Exchange-Traded Funds	579,918,714	—	—	579,918,714
Short-Term Investments	242,815,974	—	—	242,815,974

Total LifePath 2020	822,734,688	1,040,435,971		1,863,170,659

LifePath 2030
Master Portfolios	—	776,732,864	—	776,732,864
Exchange-Traded Funds	535,809,993	—	—	535,809,993
Short-Term Investments	231,325,488	—	—	231,325,488

Total LifePath 2030	767,135,481	776,732,864		1,543,868,345

LifePath 2040
Master Portfolios	—	572,169,013	—	572,169,013
Exchange-Traded Funds	472,840,946	—	—	472,840,946
Short-Term Investments	199,138,154	—	—	199,138,154

Total LifePath 2040	671,979,100	572,169,013	—	1,244,148,113

LifePath 2050
Master Portfolios	—	14,231,012	—	14,231,012
Exchange-Traded Funds	14,402,426	—	—	14,402,426
Short-Term Investments	5,248,769	—	—	5,248,769

Total LifePath 2050	19,651,195	14,231,012	—	33,882,207

S&P 500 Index
Common Stocks	1,905,278,856	—	—	1,905,278,856
Short-Term Investments	233,910,446	6,598,845	—	240,509,291

Total S&P 500 Index	2,139,189,302	6,598,845	—	2,145,788,147

	Other Financial Instruments (a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$92,359	$—	$—	$92,359
CoreAlpha Bond	1,357,262	(173,739)	—	1,183,523
S&P 500 Index	500,100	—	—	500,100

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the nine months ended September 30, 2009:

	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In(Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Corporate Bonds & Notes	$2,531,250	$114,375	$(2,441,875)	$(203,750)	$—	$—
Asset-Backed Securities	2,668,170	16,250	6,386,250	(306,160)	8,764,510	16,250
Collateralized Mortgage Obligations	21,774,832	1,610,844	(11,866,472)	(11,519,204)	—	—

	$26,974,252	$1,741,469	$(7,922,097)	$(12,029,114)	$8,764,510	$16,250

Futures Contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios are subject to equity price risk or interest rate risk in the normal course of pursuing their investment objectives. The Master Portfolios may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of September 30, 2009, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,950,000, $2,050,000 and $6,600,000, respectively, for initial margin requirements on outstanding futures contracts.

Swap Transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio maintains liquid assets in connection with transactions in swaps.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Master Portfolio is subject to interest-rate risk in the normal course of pursuing its investment objectives. Because the Master Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest-rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Master Portfolio may enter into interest-rate swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). The exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The Master Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of interest-rate swaps, if any, held by the Master Portfolio as of September 30, 2009 are included in its Schedule of Investments.

The Master Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Master Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is a rapidly evolving market compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. The Master Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of credit default swaps held by the Master Portfolio as of September 30, 2009 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The following table summarizes the open credit default swap agreements in which the CoreAlpha Bond Master Portfolio sold credit default protection as of September 30, 2009:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value (a)
Bank of America N.A.	Dow Jones Credit Derivatives Index, North America Investment Grade	USD	6/20/14	1.00%	$40,000,000	$40,000,000	$(105,594)
Deutsche Bank AG	General Electric Capital Corp.	USD	12/20/13	3.25%	4,000,000	4,000,000	203,177
JPMorgan Chase Bank N.A.	SLM Corp.	USD	12/20/13	5.00%	900,000	900,000	(97,589)
Morgan Stanley Captial Services	Dow Jones Credit Derivatives Index, North America Investment Grade	USD	6/20/14	1.00%	23,000,000	23,000,000	(60,717)
UBS AG	Dow Jones Credit Derivatives Index, North America Investment Grade	USD	6/20/14	1.00%	3,000,000	3,000,000	(7,919)

						$70,900,000	$(68,642)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio entered into the above credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there are no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

When Issued/Tba Transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Short Sales

The Active Stock and CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of September 30, 2009, if any, are included in their respective Schedule of Investments.

Federal Income Taxes

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,871,531,938	$27,767,935	$(54,694,746)	$(26,926,811)
CoreAlpha Bond	1,738,155,403	65,360,146	(5,940,114)	59,420,032
LifePath Retirement (a)	131,689,102	6,196,035	(449,859)	5,746,176
LifePath 2010 (a)	311,257,292	16,554,856	(2,340,678)	14,214,178
LifePath 2020 (a)	797,856,828	36,074,947	(11,197,087)	24,877,860
LifePath 2030 (a)	749,046,832	25,818,629	(7,729,980)	18,088,649
LifePath 2040 (a)	668,881,379	11,559,556	(8,461,835)	3,097,721
LifePath 2050 (a)	16,716,306	2,934,889	—	2,934,889
S&P 500 Index	2,342,867,014	362,169,068	(559,247,935)	(197,078,867)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

2.	Transactions with Affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in their respective Money Market Master Portfolio which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the nine months ended September 30, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath Retirement
iShares Barclays TIPS Bond Fund	229	53	19	263	$27,058,366	$756,939	$(140,941)
iShares Cohen & Steers Realty Majors Index Fund	41	6	9	38	1,829,133	60,603	(343,318)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	13	26	107	3,153,736	98,804	(372,739)
iShares MSCI Canada Index Fund	108	4	15	97	2,477,879	8,715	(184,229)
iShares MSCI EAFE Index Fund	444	77	145	376	20,561,621	357,969	(3,774,903)
iShares MSCI EAFE Small Cap Index Fund	91	3	16	78	2,836,245	26,939	(277,476)
iShares MSCI Emerging Markets Index Fund	210	29	54	185	7,215,392	44,360	(1,102,444)
iShares S&P MidCap 400 Index Fund	224	37	44	217	14,968,907	129,783	(1,056,416)
iShares S&P SmallCap 600 Index Fund	134	36	32	138	7,242,347	52,200	(674,579)

					$87,343,626	$1,536,312	$(7,927,045)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	126	64	675	$69,468,485	$1,963,853	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	30	106	5,132,522	199,393	(1,172,912)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	71	123	349	10,259,578	333,982	(1,749,980)
iShares MSCI Canada Index Fund	334	—	72	262	6,687,685	24,828	(869,590)
iShares MSCI EAFE Index Fund	1,364	163	496	1,031	56,386,948	1,032,775	(11,884,382)
iShares MSCI EAFE Small Cap Index Fund	267	—	57	210	7,610,630	75,555	(954,628)
iShares MSCI Emerging Markets Index Fund	626	64	192	498	19,380,176	128,410	(3,942,017)
iShares S&P MidCap 400 Index Fund	634	84	138	580	39,968,177	356,595	(3,515,237)
iShares S&P SmallCap 600 Index Fund	391	65	103	353	18,485,330	143,690	(2,053,879)

					$233,379,531	$4,259,081	$(26,540,224)

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

LifePath 2020
iShares Barclays TIPS Bond Fund	651	280	63	868	$89,301,383	$2,306,658	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	184	60	592	28,766,996	933,747	(2,411,146)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	763	386	1,814	53,373,146	1,587,275	(4,395,509)
iShares MSCI Canada Index Fund	864	6	112	758	19,312,897	68,649	(1,479,214)
iShares MSCI EAFE Index Fund	3,578	424	901	3,101	169,638,320	2,892,034	(26,891,334)
iShares MSCI EAFE Small Cap Index Fund	699	21	118	602	21,850,753	214,546	(1,820,472)
iShares MSCI Emerging Markets Index Fund	1,637	181	335	1,483	57,684,698	359,294	(7,141,830)
iShares S&P MidCap 400 Index Fund	1,417	136	172	1,381	95,238,980	804,647	(4,924,327)
iShares S&P SmallCap 600 Index Fund	796	176	116	856	44,751,541	319,914	(2,404,302)

					$579,918,714	$9,486,764	$(52,035,519)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	155	35	408	$41,948,188	$1,067,729	$(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	332	99	714	34,715,604	1,069,508	(4,394,114)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	1,014	375	2,114	62,183,377	1,808,381	(4,220,719)
iShares MSCI Canada Index Fund	794	72	104	762	19,412,753	66,207	(1,415,632)
iShares MSCI EAFE Index Fund	3,371	526	766	3,131	171,245,844	2,839,971	(25,010,508)
iShares MSCI EAFE Small Cap Index Fund	643	71	106	608	22,072,268	208,093	(2,094,773)
iShares MSCI Emerging Markets Index Fund	1,529	202	238	1,493	58,092,474	356,241	(5,584,932)
iShares S&P MidCap 400 Index Fund	1,228	141	121	1,248	86,083,386	721,383	(4,037,260)
iShares S&P SmallCap 600 Index Fund	726	135	95	766	40,056,099	285,624	(1,823,198)

					$535,809,993	$8,423,137	$(48,930,582)

LifePath 2040
iShares Barclays TIPS Bond Fund	81	55	12	124	$12,758,766	$311,423	$(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	323	33	738	35,901,446	1,040,966	(1,756,179)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	999	177	2,149	63,232,229	1,790,695	(2,132,667)
iShares MSCI Canada Index Fund	698	102	98	702	17,875,188	59,441	(1,423,817)
iShares MSCI EAFE Index Fund	2,964	493	561	2,896	158,423,507	2,570,347	(19,603,532)
iShares MSCI EAFE Small Cap Index Fund	563	55	62	556	20,182,575	188,275	(1,159,663)
iShares MSCI Emerging Markets Index Fund	1,332	244	198	1,378	53,601,132	325,542	(4,614,107)
iShares S&P MidCap 400 Index Fund	1,014	154	88	1,080	74,458,347	613,879	(2,686,922)
iShares S&P SmallCap 600 Index Fund	602	148	54	696	36,407,756	245,174	(1,500,478)

					$472,840,946	$7,145,742	$34,998,898

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	22	2	23	$1,105,862	$19,606	$(34,831)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	66	3	72	2,104,413	36,112	(33,591)
iShares MSCI Canada Index Fund	8	15	1	22	556,025	1,247	(22,482)
iShares MSCI EAFE Index Fund	33	71	14	90	4,927,868	54,120	(303,553)
iShares MSCI EAFE Small Cap Index Fund	6	13	1	18	646,143	4,037	(19,901)
iShares MSCI Emerging Markets Index Fund	15	32	4	43	1,680,250	6,739	(70,318)
iShares S&P MidCap 400 Index Fund	14	32	13	33	2,304,171	16,427	(152,139)
iShares S&P SmallCap 600 Index Fund	8	24	11	21	1,077,694	6,580	(72,154)

					$14,402,426	$144,868	$(708,969)

3.	Securities Lending

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4.	Blackrock Transaction

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the management of each Master Portfolio to continue uninterrupted, the Board approved a new investment advisory agreement for each Master Portfolio subject to shareholder approval. A special meeting of shareholders of the Master Portfolios is scheduled to be held on November 20, 2009. Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of nine series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 25, 2009

BY	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date November 25, 2009